	As filed with the Securities and Exchange	Registration No. 333-100207
	Commission on April 11, 2012	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 22 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel
ReliaStar Life Insurance Company
One Orange Way, C2N, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2012 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

ReliaStar Life Insurance Company
and its
Separate Account N

ING ADVANTAGE CENTURYSM

Supplement dated April 30, 2012, to the Contract Prospectus dated April 30, 2012

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 30, 2012. Please read it carefully and keep it with your Contract Prospectus for future reference.

NOTICE OF AND IMPORTANT INFORMATION REGARDING
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Artio
Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the “Reorganization
Effective Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”
Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class I)

· Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available fixed interest option. See the
“TRANSFERS” section of your Contract Prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
· On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.
· On the Reorganization Effective Date, all existing account balances invested in Class S shares of the ING Artio
Foreign Portfolio will automatically become investments in the subaccount that invests in Class I shares of the
ING Templeton Foreign Equity Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.
· Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at: ING Service Center, P.O. Box 5050, Minot, ND,
58702-5050, 1-877-884-5050.
· After the Reorganization Effective Date, the Merging Fund will no longer exist and all references to it in the
Contract Prospectus will be replaced by the corresponding Surviving Fund.
· The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganization. Consequently, there will be no change to the
“Maximum Fund Fees and Expenses Examples” shown in the Contract Prospectus.

Page 1 of 2	April 2012

· You will not incur any fees or charges or any tax liability because of the upcoming fund reorganization.
· Information about the investment advisers/subadvisers and the investment objective(s) of the Merging Fund and the Surviving Fund, can be found in an appendix to your Contract Prospectus.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling us at our
Administrative Service Center at:
ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	April 2012

ReliaStar Life Insurance Company

Separate Account N

ING ADVANTAGE CENTURYSM

CONTRACT PROSPECTUS - April 30, 2012

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable
Advantage CenturySM deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,”
“we,” “us,” “our”). They are issued to you, the contract owner, on a nonqualified basis, or in connection with retirement plans qualifying for special treatment under the Internal Revenue Code of 1986, as amended (“Tax
Code”). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

The Funds*

American Funds – Growth Fund (Class 2)	ING International Index Portfolio (Class S)	ING Solution Income Portfolio (Class I)(2)
American Funds – Growth-Income Fund	ING International Value Portfolio (Class I)	ING Solution 2015 Portfolio (Class I)(2)
(Class 2)	ING Invesco Van Kampen Comstock	ING Solution 2025 Portfolio (Class I)(2)
American Funds – International Fund	Portfolio (Class I)	ING Solution 2035 Portfolio (Class I)(2)
(Class 2)	ING Invesco Van Kampen Equity and Income	ING Solution 2045 Portfolio (Class I)(2)
Fidelity® VIP Contrafund® Portfolio	Portfolio (Class I)	ING Strategic Allocation Conservative
(Initial Class)	ING Invesco Van Kampen Growth and Income	Portfolio (Class I)(2)
Fidelity® VIP Equity-Income Portfolio	Portfolio (Class S)	ING Strategic Allocation Growth Portfolio
(Initial Class)	ING JPMorgan Emerging Markets Equity	(Class I)(2)
Fidelity® VIP Index 500 Portfolio	Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio
(Initial Class)	ING JPMorgan Mid Cap Value Portfolio	(Class I)(2)
Fidelity® VIP Investment Grade Bond	(Class I)	ING T. Rowe Price Capital Appreciation
Portfolio (Initial Class)	ING JPMorgan Small Cap Core Equity	Portfolio (Class S)
Fidelity® VIP Money Market Portfolio	Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap
(Initial Class)	ING Large Cap Growth Portfolio (Class I)	Growth Portfolio (Class I)
Franklin Small Cap Value Securities Fund	ING Large Cap Value Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio
(Class 2)	ING Limited Maturity Bond Portfolio	(Class I)
ING American Century Small-Mid Cap Value	(Class S)	ING T. Rowe Price Growth Equity Portfolio
Portfolio (Class I)	ING Liquid Assets Portfolio (Class I)	(Class I)
ING Artio Foreign Portfolio (Class S)	ING Marsico Growth Portfolio (Class I)	ING T. Rowe Price International Stock
ING Baron Growth Portfolio (Class I)(1)	ING MFS Total Return Portfolio (Class S)	Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio	ING MidCap Opportunities Portfolio (Class I)	ING Templeton Foreign Equity Portfolio
(Class I)	ING Oppenheimer Global Portfolio (Class I)	(Class I)
ING BlackRock Science and Technology	ING PIMCO Total Return Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio
Opportunities Portfolio (Class I)	ING Pioneer Fund Portfolio (Class S)	(Class I)
ING Clarion Global Real Estate Portfolio	ING Pioneer High Yield Portfolio (Class I)	ING U.S. Stock Index Portfolio (Class I)
(Class I)	ING Pioneer Mid Cap Value Portfolio	Lord Abbett Series Fund – Mid Cap Stock
ING Davis New York Venture Portfolio	(Class S)	Portfolio (Class VC)(1)
(Class I)	ING RussellTM Large Cap Growth Index	Neuberger Berman AMT Socially Responsive
ING FMRSM Diversified Mid Cap Portfolio	Portfolio (Class I)	Portfolio® (Class I)
(Class S)**	ING RussellTM Large Cap Index Portfolio	PIMCO VIT Real Return Portfolio
ING Global Resources Portfolio (Class S)	(Class I)	(Administrative Class)
ING Growth and Income Portfolio (Class I)	ING RussellTM Mid Cap Growth Index	Pioneer High Yield VCT Portfolio (Class I)
ING Index Plus LargeCap Portfolio (Class I)	Portfolio (Class S)	Wanger Select
ING Index Plus MidCap Portfolio (Class I)	ING SmallCap Opportunities Portfolio	Wanger USA
ING Index Plus SmallCap Portfolio (Class I)	(Class I)
ING Intermediate Bond Portfolio (Class I)
*	Effective December 19, 2007, ING Balanced Portfolio was closed to any new investments (including loan repayments) or transfers. There will be no additional disclosure regarding this fund in this prospectus.
**	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name listed above. See “APPENDIX II – Fund Descriptions” for a complete list of former and current fund names.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund of Funds” for additional information.

PRO.100207-12	1

CONTRACT PROSPECTUS – April 30, 2012 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in “INVESTMENT OPTIONS” on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options:
• Fixed Account A
• Fixed Account B
• Fixed Account C

Except as specifically mentioned, this prospectus describes only the investment options offered through Separate
Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts are not available for sale in New
York. Some funds may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2012 Statement of Additional Information (“SAI”)
without charge by calling us at 1-877-884-5050 or writing us at the address listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.
Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or
1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE,
Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number i s 333-100207. The SAI table of contents is listed on page 50 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100207-12 2

TABLE OF CONTENTS

CONTRACT OVERVIEW:		4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE		6
CONDENSED FINANCIAL INFORMATION		7
THE COMPANY		8
PURCHASE AND RIGHTS		9
RIGHT TO CANCEL		11
INVESTMENT OPTIONS		11
FEES		14
YOUR ACCOUNT VALUE		20
TRANSFERS		21
WITHDRAWALS		26
SYSTEMATIC WITHDRAWALS		27
LOANS		27
DEATH BENEFIT		28
INCOME PHASE		30
TAX CONSIDERATIONS		33
CONTRACT DISTRIBUTION		45
OTHER TOPICS		47
Anti-Money Laundering – Performance Reporting – Contract Modifications – Legal Matters and
Proceedings – Payment Delay or Suspension – Transfers, Assignments or Exchanges of a Contract –
Involuntary Terminations – Reports to Owners

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION		50
APPENDIX I – THE FIXED ACCOUNTS		51
APPENDIX II – FUND DESCRIPTIONS		53
APPENDIX III – CONDENSED FINANCIAL INFORMATION	CFI	- 1

PRO.100207-12 3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this	Questions: Contacting the
prospectus for additional detail.	Company. To answer your
questions, contact your sales
representative or write or call us
Contract Design	at our Administrative Service
Center.
The contracts described in this prospectus are individual deferred fixed and
variable annuity contracts. They are intended to be retirement savings vehicles	ING Service Center
that offer a variety of investment options to help meet long-term financial	P.O. Box 5050
goals and provide for a death benefit and guaranteed income options. The term	Minot, North Dakota 58702-
“contract” in this prospectus refers to individual fixed and variable annuity	5050
contracts.	1-877-884-5050
Sending Forms and Written
Who’s Who	Requests in Good Order.
If you are writing to change your
You*: The individual who purchases the contract.	beneficiary, request a
withdrawal or for any other
Contract Holder*: The person (or non-natural owner) to whom we issue	purpose, contact us or your sales
the contract. Generally, you. The contract holder generally has all rights under	representative to learn what
the contract. However, pursuant to Treasury Department regulations that were	information is required for the
generally effective on January 1, 2009, the exercise of certain of these rights	request to be in “good order.”
by participants in Tax Code section 403(b) plans may require the consent and	Generally, a request is
approval of your employer and/or plan sponsor or its delegate. See “TAX	considered to be in “good order”
CONSIDERATIONS – Taxation of Qualified Contracts - Distributions -	when it is signed, dated and
Eligibility - 403(b) and Roth 403(b) Plans.”	made with such clarity and
completeness that we are not
required to exercise any
We may also refer to the contract holder as the contract owner.	discretion in carrying it out.
We (the “Company”): ReliaStar Life Insurance Company. We issue the	By contacting us, we can
contract.	provide you with the appropriate
administrative form for your

For greater detail, please review “PURCHASE AND RIGHTS.”	requested transaction.
*Some contracts may be purchased by and issued directly to employers sponsoring	We can only act upon requests
certain plans, including 457 and 401 plans. The terms “you,” “contract holder,” and	that are received in good order.
“contract owner” apply to these employers, who have all rights under the contracts.

The Contract and Your Retirement Plan

The contracts may be issued on a nonqualified basis (“nonqualified contracts”), or for use with retirement arrangements under Tax Code sections
403(b) , 408, 408A or 457 of the Tax Code (“qualified contracts”). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“PURCHASE AND RIGHTS.”

PRO.100207-12 4

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within 10 days (some states require more than ten days) of receipt. See “RIGHT TO CANCEL.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See
“WITHDRAWALS.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC WITHDRAWALS.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “LOANS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “FEE TABLE”
and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)

Payments to
STEP 1: You provide us with your completed application and		Your Account
initial purchase payment. We establish an account for you and		Step 1 ¯
credit that account with your initial purchase payment.	ReliaStar Life Insurance Company
	¯	Step 2		¯
STEP 2: You direct us to invest your purchase payment in one	Fixed	Separate Account N
or more of the following investment options:	Interest
• Fixed Interest Options; or	Options	Variable Investment
• Variable Investment Options. (The variable investment			Options
options are the subaccounts of Separate Account N. Each
one invests in a specific mutual fund.)		The Subaccounts
		A	B	Etc.
STEP 3: Each subaccount you select purchases shares of its			¯ Step 3 ¯
assigned fund.		Mutual Mutual
Fund A Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “INCOME PHASE.” In general, you may:
•	Receive monthly income phase payments for your life (assuming you are the annuitant);
•	Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period;
•	Receive monthly income phase payments for your life and for the life of another person; or
•	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PRO.100207-12 5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the		In this section:
accumulation phase when buying, owning, and withdrawing account value from		• Maximum Transaction
your contract. See “INCOME PHASE” for fees that may apply after you begin		Expenses;
receiving payments under the contract.		• Maximum Periodic Fees and
		Charges;
Maximum Transaction Expenses		• Fund Fees and Expenses; and

The first table describes the fees and expenses that you may pay at the time that		• Examples
you buy the contract, withdraw account value from the contract, take a loan from
the contract or transfer cash value between investment options. State premium		See the “Fees” section for:
taxes may also be deducted.*		• How, When and Why Fees
		are Deducted;
Early Withdrawal Charge (as a percentage of amount withdrawn)[1]		• Redemption Fees;
Applicable to Texas K-12 TSA contracts	8.0%	• Reduction or Elimination of
Applicable to all other contracts	7.0%	Certain Fees;
Partial Withdrawal Processing Fee[2]	$25.00	• Premium and Other Taxes;
Transfer Charge[3]	$25.00	and
		• Charge for the Optional One-
Loan Processing Fee[4]	$25.00	Year Step Up Death Benefit
Loan Interest Rate Spread (per annum)[5]	3.0%	Endorsement

Maximum Periodic Fees and Charges		We may have used the following
		terms in prior prospectuses:
The next table describes the fees and expenses that you will pay periodically
during the time that you own the contract, not including fund fees and expenses.		Contingent Deferred Sales
Maximum Annual Maintenance Fee[6]	$30.00	Charge-Early Withdrawal Charge
Separate Account Annual Expenses		Annual Contract Charge-Annual
(as a percentage of average account value)		Maintenance Fee
Maximum Mortality and Expense Risk Charge	1.25%
Maximum Administrative Expense Charge	0.15%	Contract Year-Account Year
Optional One-Year Step Up Death Benefit Endorsement Charge[7]	0.15%
		Administrative Charge-

Maximum Total Separate Account Annual Expenses	1.55%	Administrative Expense Charge
[1] The early withdrawal charge for contracts applies to each purchase payment and reduces
over time. In certain cases this charge may not apply to a portion or all of your		Reallocation Charge-Transfer
withdrawal. These fees may be waived, reduced or eliminated in certain circumstances.		Charge
[2] The Company does not currently impose a partial withdrawal processing fee, but reserves
the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount		Texas K-12 TSA contracts are
or $25, including partial withdrawals made as a part of a systematic withdrawal program.		voluntary 403(b) annuity contracts
See “FEES – Early Withdrawal Charge.” See also “SYSTEMATIC		for employees of K-12 public
WITHDRAWALS.”		schools in Texas who purchased
[3] The Company does not currently impose a charge for transfers between the subaccounts		the contract on or after June 1,
or to or from the fixed interest options. However, we reserve the right to assess a $25		2002. These contracts meet the
charge on any transfer or to limit the number of transfers, including transfers made under		requirements established by the
the dollar cost averaging program or the account rebalancing program.		Teachers Retirement System of
[4] This is the maximum fee we would charge. We are not currently charging this fee. See		Texas in support of Senate Bill
“LOANS.”		273 .
[5] This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the
2.5% loan interest rate spread is retained by the Company. See “LOANS.”
[6] The Company currently deducts an annual maintenance fee of $30 from the account value, but reserves the right to waive the charge when the account value exceeds $25,000.
We also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial withdrawals, equal or exceed $5,000.
[7] The 0.15% fee is only charged to contract owners who choose the optional death benefit endorsement. This endorsement is not available for contracts issued in the State of Texas.

* State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES – Premium and Other Taxes.”

PRO.100207-12 6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses								Minimum	Maximum
(expenses that are deducted from fund assets,
including management fees and other expenses)								0.10%	1.51%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum transaction expenses, contract fees, separate account annual expenses, the maximum annual maintenance fee of $30 (converted to a percentage of assets equal to 0.164%), and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at					(B) If you do not withdraw your entire account
the end of the applicable time period:					value or if you select an income phase payment
					option at the end of the applicable time period:
1	Year	3 Years	5 Years	10 Years	1	Year	3 Years	5 Years	10 Years

$968		$1,470	$1,883	$3,525	$325		$993	$1,685	$3,525

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at					(B) If you do not withdraw your entire account
the end of the applicable time period:					value or if you select an income phase payment
					option at the end of the applicable time period:

1	Year	3 Years	5 Years	10 Years	1	Year	3 Years	5 Years	10 Years

$837		$1,070	$1,182	$2,130	$184		$571	$982	$2,130

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past 10 years. For subaccounts not available 10 years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

PRO.100207-12					7

THE COMPANY

ReliaStar Life Insurance Company (the “Company” “we”, “us”, “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On November 10,
2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office:	Our Administrative Service Center:

20 Washington Avenue South	ING Service Center
Minneapolis, Minnesota 55401	P.O. Box 5050
Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the Unites States Social Security
Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-
specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the
Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

PRO.100207-12	8

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

PURCHASE AND RIGHTS

Use of an Annuity Contract in Your Plan. Under the federal tax laws,	Valuation Date: Any day that the
earnings on amounts held in annuity contracts are generally not taxed until	New York Stock Exchange is
they are withdrawn. However, in the case of a qualified retirement account	open for trading.
(such as 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits
(such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Contract Rights
Under 403(b) plans, you generally hold all rights under the contract and may make all elections under the contract.
However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “TAX CONSIDERATIONS – Taxation of Qualified Contracts - Distributions – Eligibility -
403(b) and Roth 403(b) Plans.” For information regarding contracts issued to certain employers sponsoring 401 or
457 plans, see “CONTRACT OVERVIEW – Who’s Who.”

How to Purchase
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment. Upon our approval we will issue a contract and set up an account for the contract holder under the contract.

For nonqualified contracts, the following purchase payment methods are allowed:
• One lump sum;
• Periodic payments; or
• Transfer under Tax Code section 1035.

For qualified contracts, the following purchase payment methods are allowed:
• One lump sum;
• Periodic payments; or
• Rollover or exchanges, as permitted by the Tax Code. Currently the contracts do not allow rollovers from a
401(a), 401(k), 403(b), Roth 403(b) plan or from an IRA into contracts used with 457 plans.

Contributions to a Roth 403(b) contract must be made by salary reduction (to the extent allowed by the contract), paid to us on your behalf, as permitted by the Tax Code.

PRO.100207-12 9

The minimum amount we will accept as a lump-sum purchase payment is $5,000. Periodic purchase payments may not be less than $200 annually for 403(b) and Roth 403(b) contracts and $50 per payment for all other contracts. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000.
Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “RIGHT TO CANCEL.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review “INVESTMENT OPTIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment – These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk – The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees – The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule or early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

PRO.100207-12 10

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within 10 days of receipt (some states require more than 10 days) by returning it to our Administrative Service Center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation.

For all contracts except IRA and Roth IRA contracts, unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of purchase payments is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. For IRA and Roth IRA contracts, your refund will equal all purchase payments made or the contract value, whichever is greater.

If your state requires that we refund all purchase payments made, we will allocate the initial purchase payment to the
Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you choose to keep the contract, after this period the purchase payments will be allocated among the investment options you selected.

INVESTMENT OPTIONS

The contracts offers variable investment options and fixed interest options. When we establish your account(s)
(and your accounts may be established at different times), you instruct us to allocate account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Separate Account N. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Separate Account N

We established Separate Account N (the “separate account”) on October 1, 2002 under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (th e 1940 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under Washington law. In connection with the merger of Northern and the
Company, the separate account was transferred to the Company.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

PRO.100207-12	11

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We provide a brief description of each fund in Appendix II. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Administrative Service Center at the address and phone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,”
by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding – bought for annuities and life insurance; and
• Shared funding – bought by more than one company.

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

PRO.100207-12 12

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
•	Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
•	Combine two or more subaccounts;
•	Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
•	Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
•	Stop selling the contract;
•	Limit or eliminate any voting rights for the separate account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For a description of the fixed interest options, see APPENDIX I.

Selecting Investment Options

When selecting investment options:
•	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
•	Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Furthermore, be aware that there may be:
•	Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “INVESTMENT OPTIONS - Right to Change the Separate Account.” Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced;

PRO.100207-12	13

•	Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards this 18 investment option limit; and
•	Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

FEES

The following repeats and adds to information provided in “FEE TABLE.”		Types of Fees
Please review both sections for information on fees.
		The following types of fees or
		deductions may affect your
TRANSACTION FEES		account:

Early Withdrawal Charge		• TRANSACTION FEES:
Withdrawals of all or a portion of your account value may be subject to a
charge.		> Early Withdrawal Charge;
		> Partial Withdrawal
Amount. A percentage of the purchase payments that you withdraw. The		Processing Fee;
percentage will be determined by the early withdrawal charge schedule that		> Transfer Charge
applies to your account.		> Loan Processing Dee and
		Loan Interest Rate Spread;
		and
	Early	> Redemption Fees.
Account Year of Withdrawal	Withdrawal Charge (as
Minus Account Year of	Percentage of Purchase	• PERIODIC FEES AND
Purchase Payment	Payments)[1]	CHARGES:
Less than 1	7.0%
1 or more but less than 2	7.0%	> Annual Maintenance Fee;
2 or more but less than 3	6.0%	> Mortality and Expense
3 or more but less than 4	5.0%	Risk Charges;
4 or more but less than 5	4.0%	> Administrative Expense
5 or more but less than 6	2.0%	Charge; and
6 or more	0.0%	> Optional One-Year Step
		Up Death Benefit
		Endorsement Charge.

Early Withdrawal Charge Applicable to Texas K-12 TSA Contracts		• FUND FEES AND
		EXPENSES
	Early
Account Year of Withdrawal	Withdrawal Charge (as	• PREMIUM AND OTHER
Minus Account Year	Percentage of Purchase	TAXES
of Purchase Payment	Payments)[2]
Less than 1	8.0%	Account Year/Account
1 or more but less than 2	7.0%	Anniversary: A period of 12
		months measured from the date
2 or more but less than 3	6.0%	we established your account and
3 or more but less than 4	5.0%	each anniversary of this date.
4 or more but less than 5	4.0%	Account anniversaries are
5 or more but less than 6	2.0%	measured from this date.
6 or more	0.0%
[1] For qualified contracts, the early withdrawal charge will be 0.0% after the 12th account year. For all contracts issued in Utah after May 6, 2003, the withdrawal charge will be 0.0% after the tenth account year.
[2] Ten years from the original issue date the withdrawal charge will be 0.0%
regardless of the table above.

PRO.100207-12

14

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5.0% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is the greater of:
• Earnings; or
• 10% of purchase payments subject to the early withdrawal charge, as of the last account anniversary.

You may take four free withdrawals each account year. If the first withdrawal in an account year exceeds the free withdrawal amount, the excess is subject to an early withdrawal charge. If the first withdrawal in an account year equals the free withdrawal amount, any other withdrawals made during that account year may be subject to an early withdrawal charge.

If the first withdrawal in an account year is less than the free withdrawal amount, any unused percentage of the free withdrawal amount may be applied against three additional withdrawals during the account year.

The unused percentage of the free withdrawal amount is computed by us on the date of any withdrawal request made during an account year based on:

[Greater of A or B] – C

Where:
A = Earnings;
B = 10% of purchase payments subject to early withdrawal charges as of the beginning of the account year; and
C = Any prior withdrawals made during the same account year period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please also read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:
• Used to provide income phase payments to you;
• Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase;
• For qualified contracts issued in connection with 403(b) plans only, withdrawn after the fifth account year, where the annuitant has separated from service after attaining age 55; or
• Paid upon termination of your account by us. See “OTHER TOPICS – Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts.
You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:
• Applied to a contract offered by another approved provider under your plan;
• Withdrawn due to separation from service from your employer; or
• Withdrawn due to a hardship as defined by the Tax Code.

PRO.100207-12 15

Partial Withdrawal Processing Fee
Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2.0% of the amount withdrawn or $25.
Purpose. This fee reimburses us for administrative expense associated with processing partial withdrawals.

Transfer Charge
Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program or the account rebalancing program.
Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread
For a discussion of the loan processing fee and loan interest rate spread, the fees and costs that may be associated with loans, please see ‘LOANS – Charges.”

Redemption Fees
Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PERIODIC FEES AND CHARGES
Annual Maintenance Fee

Maximum Amount. $30.00
When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.
Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.
Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. We may also waive this charge where the annual purchase payments, less any withdrawals, equal or exceed $5,000. However, we reserve the right to reinstate the fee on contracts qualifying for the waiver.

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).
When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

PRO.100207-12	16

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract.
Namely:
• Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional One-Year Step Up Death Benefit Endorsement Charge

If you have purchased the optional one-year step up death benefit endorsement, we will charge a fee equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts. This fee will be charged monthly. See “DEATH BENEFIT – Optional One-Year Step Up Death Benefit Endorsement.” This
endorsement is not available for contracts issued in the State of Texas.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
• The size and type of group to whom the contract is offered;
• The type and frequency of administrative and sales services provided;
• The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
• Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

PRO.100207-12 17

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.100207-12 18

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
• Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contracts.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2011, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
• Fidelity Investments® •	Franklin® Templeton® Investments
• American FundsSM •	Neuberger Berman Management, Inc.
• Pimco Funds •	Pioneer Investments
• Columbia Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2011, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.

PRO.100207-12	19

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “TAX
CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:
• The current dollar value of amounts invested in the subaccounts; plus
• The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in “FEE TABLE” and
“FEES.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
• The net assets of the fund held by the subaccount as of the current valuation; minus
• The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
• Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
• The total value of the subaccount’s units at the preceding valuation; minus
• A daily deduction for the mortality and expense risk charges, the administrative expense charge, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

PRO.100207-12 20

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment

		Step 1 ¯		Step 1: You make an initial purchase payment of $5,000.
ReliaStar Life Insurance Company

		Step 2 ¯		Step 2:
• You direct us to invest $3,000 in Fund A. The purchase
	Separate Account N			payment purchases 300 accumulation units of Subaccount
A ($3,000 divided by the current $10 AUV); and
• You direct us to invest $2,000 in Fund B. The purchase
	Subaccount A	Subaccount B	Etc.	payment purchases 100 accumulation units of Subaccount
300 accumulation		100 accumulation		B ($2,000 divided by the current $20 AUV).
	units	units

	¯	Step 3 ¯
Step 3: The separate account purchases shares of the
Mutual Fund		Mutual Fund		applicable funds at the then current market value (net asset
	A	B		value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

TRANSFERS

During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed
Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed
Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

PRO.100207-12				21

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (“VRU”), telephone calls to the ING Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-
trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges.
According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

PRO.100207-12 22

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

PRO.100207-12	23

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our
Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:
Option One:
• You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts, Fixed Account A, or Fixed Account C, to any of the other subaccounts or to Fixed Account A or
Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not
allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or from any other fixed option.
• Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:
• You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.
• Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.
• Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed, subject to certain conditions. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW –
Questions: Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

PRO.100207-12 24

Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application that you may obtain by writing to us at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in
“CONTRACT OVERVIEW – Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of
Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see Appendix I, The
Fixed Accounts.

PRO.100207-12	25

WITHDRAWALS

Subject to any applicable retirement plan or Tax Code restrictions (see	Taxes, Fees and Deductions
“Withdrawal Restrictions” below), you may withdraw all or a portion of your
withdrawal value at any time during the accumulation phase. No withdrawals	Amounts withdrawn may be
are permitted from Fixed Account C. Contracts issued in connection with	subject to one or more of the
qualified retirement plans (other than IRAs and Roth IRAs) generally require	following:
• Early Withdrawal Charge (see
that the plan sponsor, or its delegate certify that you are eligible for the	“FEES – Early Withdrawal
distribution.	Charge”)
Steps for Making A Withdrawal. You must select the withdrawal amount:	• Annual Maintenance Fee (see
• Full Withdrawals: You will receive your withdrawal value, reduced by any	“FEES – Annual
applicable tax, redemption fees, and maintenance fees; or	Maintenance Fee”)
• Partial Withdrawal Processing
• Partial Withdrawals: You may request withdrawal of either:	Fee (see “FEES – Early
> A gross amount, in which case the applicable early withdrawal charge,	Withdrawal Charge –
redemption fees, and taxes will be deducted from the gross amounts	Partial Withdrawal
requested; or	Processing Fee”)
> A specific amount after deduction of the applicable early withdrawal	• Redemption Fees (see “FEES
charge, redemption fees, and taxes.	– Redemption Fees”)
• Tax Penalty (see “TAX
Requests for partial withdrawals are subject to the following conditions:	CONSIDERATIONS”)
• The minimum amount of any partial withdrawal must be $1,000;	• Tax Withholding (see “TAX
• The account value may not fall below the greater of $1,000 or any	CONSIDERATIONS”)
outstanding loan balance divided by 85%;
• We may charge a processing fee of $25 or, if less, 2.0% of the amount	To determine which may apply to
you, refer to the appropriate
partially surrendered;	sections of this prospectus, contact
• Unless otherwise agreed to by us, we will withdraw dollars in the same	your sales representative or call us
proportion as the values you hold in the investment options in which you	at the number listed in
have an account value; and	“CONTRACT OVERVIEW –
• You must properly complete a disbursement form and deliver it to our	Questions: Contacting the
Administrative Service Center.	Company.”

Withdrawal Restrictions. Some plans may have other limits on withdrawals,	Withdrawal Value: Your account
other than or in addition to those listed below:	value less any outstanding loan
• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under	balance and early withdrawal
403(b) contracts prior to your death, disability, attainment of age 59½, charge.
severance from employment, or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before
1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations;
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See
“TAX CONSIDERATIONS – Taxation of Qualified Contracts -
Distributions – Eligibility – 403(b) and Roth 403(b) Plans”;
• Participants in the Texas Optional Retirement Program. You may not
receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law; and
• 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age
59 ½, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after
January 1, 1989 may not be distributed in the case of hardship.

PRO.100207-12 26

Calculation of Your Withdrawal. We determine your account value every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our
Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

SYSTEMATIC WITHDRAWALS

A systematic withdrawal is a series of automatic partial withdrawals from your	Features of a Systematic
account based on a payment method you select. You may elect to withdraw a	Withdrawal
specified dollar amount or a percentage of the account value on a monthly,
quarterly, semiannual or annual basis. The amount of each systematic	A systematic withdrawal allows
withdrawal must be at least $300.	you to receive regular payments
from your contract without
Systematic Withdrawal Availability. We reserve the right to modify or	moving into the income phase. By
discontinue offering systematic withdrawals. However, any such modification	remaining in the accumulation
or discontinuation will not affect any systematic withdrawals already in effect.	phase, you retain certain rights and
investment flexibility not available
We may add additional systematic withdrawal options from time to time.	during the income phase. Because
Requesting a Systematic Withdrawal. To request systematic withdrawals	the account remains in the
and to assess terms and conditions that may apply, contact your sales	accumulation phase, all
accumulation phase charges
representative at the number listed in “CONTRACT OVERVIEW –	continue to apply.
Questions: Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.
Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “TAX CONSIDERATIONS.”

LOANS

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices, or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs, 457, or Roth 403(b)
contracts.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request. Processing of loan repayments
(including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon, or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable,
(traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company” for further information.

PRO.100207-12 27

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

DEATH BENEFIT

During the Accumulation Phase	This section provides
information about the death
When is a Death Benefit Payable? During the accumulation phase a death	benefit during the accumulation
benefit is payable when the contract holder or in certain circumstances,	phase. For death benefit
annuitant dies.	information applicable to the
income phase, see “INCOME
Who Receives Death Benefit Proceeds? If you would like certain individuals	PHASE.”
or entities to receive the death benefit when it becomes payable, you may
name them as your beneficiaries and/or contingent beneficiaries. Unless you	Terms to Understand:
have instructed us otherwise, if more than one beneficiary has been named, the	• Account Year/Account
payment will be paid in equal shares. If you die and no beneficiary or	Anniversary: A period of 12
contingent beneficiary exists, or if the beneficiary or contingent beneficiary is	months measured from the
not living on the date payment is due, the death benefit will be paid in a lump	date we established your
sum to your estate.	account and each anniversary
of this date. Account
Designating Your Beneficiary. You may designate a beneficiary on your	anniversaries are measured
application and may change the designated beneficiary at any time before	from this date;
income phase payments begin by sending us a written request. Upon our	• Annuitant(s): The person(s)
receipt of your written request in good order (see “CONTRACT	on whose life(lives) or life
OVERVIEW – Questions: Contacting the Company”), we will process the	expectancy(ies) the income
change effective the date it was signed. Any change in beneficiary will not	phase payments are based;
• Beneficiary(ies): The
affect any payments made or affect any actions taken by us before the request	person(s) or entity(ies) entitled
was received. We are not responsible for the validity of any beneficiary	to receive death benefit
change.	proceeds under the contract;
Death Benefit Amount	• Claim Date: The date proof of
death and the beneficiary’s
If you (for contracts owned by a natural person), or the annuitant (for contracts	right to receive the death
owned by a non-natural person in connection with a 457 plan) die prior to the	benefit are received in good
income phase, the person you have chosen to be your beneficiary will receive a	order at our Administrative
death benefit. The death benefit will be the greatest of three amounts: (1) the	Service Center. Please contact
account value on the claim date less any outstanding loan balance; (2) the sum	our Administrative Service
of all purchase payments, adjusted for any amounts deducted from your	Center to learn what
account (including withdrawals, payments made under an income phase	information is required for a
request for payment of the
payment plan, loans and fees and expenses); or (3) the account value on the	death benefit to be in good
sixth account anniversary immediately preceding your death (i.e., the account	order. Generally, a request is
value on the latest of the 6th , 12th , 18th , etc. account anniversary), adjusted for	considered to be in “good
purchase payments made and for amounts deducted (including withdrawals,	order” when it is signed, dated
payments made under an income phase payment plan, loans and fees and	and made with such clarity and
expenses) since that anniversary. If you or the annuitant, as described above,	completeness that we are not
die after age 80, your beneficiary will receive the greater of (1) or (2) above.	required to exercise any
discretion in carrying it out;
If your contract is a nonqualified contract owned by a non-natural person and	and
the annuitant dies, the beneficiary will receive the account value only. In that	• Contingent Beneficiary: The
situation, neither the death benefit in (2) or (3) above will be available, nor can	person(s) or entity(ies)
the optional one-year step-up death benefit be purchased.	designated to receive death
benefit proceeds under the
For contracts owned by a natural person, if the annuitant dies and is not the	contract if no beneficiary is
same as the contract owner, the contract owner will automatically be named as	alive when the death benefit is
the new annuitant and no death benefit will be payable.	due.

Optional One-Year Step Up Death Benefit Endorsement
For an additional charge, you can purchase a endorsement that enables you to change the sixth account anniversary immediately preceding your death, in option (3) above, to the account anniversary immediately preceding your death. The charge for this endorsement is equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts, charged on a monthly basis.
PRO.100207-12 28

Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:
• Receive a lump-sum payment equal to all or a portion of the account value;
• Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or
• Any other distribution method acceptable to us.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “TAX
CONSIDERATIONS – Distributions - General.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts, an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the
Tax Code or the death benefit will be paid in a lump sum and the contract will be canceled.

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“TAX CONSIDERATIONS.”

PRO.100207-12 29

INCOME PHASE

During the income phase you stop contributing dollars to your account and	We may have used the following
start receiving payments from your accumulated account value.	terms in prior prospectuses:
• Annuity Provisions-Income
Initiating Payments. To start receiving income phase payments, you must	Phase;
notify us in writing of all of the following:	• Annuity Payout Selection-
• Payment start date;	Income Phase Payment
• Income phase payment option (see the income phase payment options	Option; and
• Annuity Payout-Income
table in this section); and	Phase Payment
• Choice of fixed, variable or a combination of both fixed and variable
payments.	Also, income phase payments are
sometimes referred to as “annuity
Your account will continue in the accumulation phase until you properly	payments.”
initiate income phase payments. If you have not selected an income phase payment option or a required minimum distribution payment method (for qualified contracts) before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with
Payments Guaranteed for 10 years (120 months) to be automatically effective.
You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available during the income phase may be limited, and may not include all subaccounts available during the accumulation phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See “CONTRACT OVERVIEW – Questions: Contacting the
Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3.0%. If the investment performance of the subaccounts you selected exceeds 3.0%, your income phase payments will increase.
Conversely, if the investment performance of the subaccounts you selected is less than 3.0%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

PRO.100207-12 30

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, or, for qualified contracts, if you do not select a required minimum distribution payment method, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:
• The life of the annuitant;
• The joint lives of the annuitant and beneficiary;
• A guaranteed period greater than the annuitant’s life expectancy; or
• A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “TAX CONSIDERATIONS” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds.

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase

PRO.100207-12 31

payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “TAX CONSIDERATIONS” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
•	Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and
•	Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income with	Length of Payments: For as long as the annuitant lives, with payments guaranteed for
Payments	10 years (120 months).
Guaranteed for	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
10 Years*	all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income-Two	Length of Payments: For as long as either annuitant lives. It is possible that only one
Lives	payment will be made if both annuitants die before the second payment’s due date.
Death Benefit-None: All payments end upon the death of both annuitants.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PRO.100207-12	32

TAX CONSIDERATIONS

Introduction	In this Section:
	•	Introduction;
	•	Taxation of Nonqualified
The contract described in this prospectus is designed to be treated as annuities		Contracts;
for U.S. federal income tax purposes. This section discusses our understanding	•	Taxation of Qualified
of current federal income tax laws affecting the contracts. The U.S. federal		Contracts;
income tax treatment of the contract is complex and sometimes uncertain. You	•	Tax Consequences of
should keep the following in mind when reading this section:		Enhanced Death Benefits;
• Your tax position (or the tax position of the designated beneficiary, as	•	Possible Changes in
applicable) may influence the federal taxation of amounts held or paid out		Taxation; and
under the contracts;	•	Taxation of the Company
• Tax laws change. It is possible that a change in the future could affect	When consulting a qualified tax
contracts issued in the past, including the contracts described in this	adviser, be certain that he or she
prospectus;	has expertise in the Tax Code
• This section addresses some, but not all, applicable federal income tax	sections applicable to your tax
rules and does not discuss federal estate and gift tax implications, state and	concerns.
local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts are not related to retirement plans that receive special income tax treatment under the Tax Code. Rather, they are purchased with after tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401,
403(b), 408, 408A or 457 of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.100207-12 33

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

General. Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
• Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;
• Investor Control. Although earnings under nonqualified contracts are generally not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;
• Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
• Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and
• Delayed Income Phase Starting Date. If the contract’s income phase starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

PRO.100207-12 34

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:
• Made on or after the taxpayer reaches age 59½;
• Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
• Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
• Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
• The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding procedures for making section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than income phase payments will be treated, for tax purposes, as coming:
• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract;” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.
We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax adviser prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows:
• If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or
• If distributed under a payment option, they are taxed in the same way as annuity payments.

PRO.100207-12 35

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:
• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed by August 31, 2016. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity:
• Which is purchased with a single premium;
• With annuity payments starting within one year from the date of purchase; and
• Which provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

PRO.100207-12 36

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”);
• Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA; and
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers) Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.
Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply.
If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

PRO.100207-12 37

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth
403(b)	after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $50,000 (as indexed for 2012). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or
457.

PRO.100207-12 38

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), 403(b) or Roth 403(b) plan to generally no more than $17,000 (2012). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth
403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or
$17,000 (as indexed fo r 2012). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), Roth 403(b) or 457(b) who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2012 is $17,000, plus the catch-up contribution limit of
$5,500 (2012); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
• The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
• You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

PRO.100207-12 39

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:
• You have attained age 59½;
• You have become disabled, as defined in the Tax Code;
• You have died and the distribution is to your beneficiary;
• You have separated from service with the plan sponsor at or after age 55;
• The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
• You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
• The distribution is made due to an IRS levy upon your plan;
• The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
• The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 403(b) and Roth IRA. A partial or full distribution of purchase payments to a
Roth 403(b) or a Roth IRA account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) or a Roth
IRA account is defined as a distribution that meets the following requirements:
• The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
• The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your:
• Retirement;
• Death;
• Disability;
• Severance from employment;
• Attainment of normal retirement age;
• Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
• Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.100207-12 40

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your:
• Retirement;
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship; or
• Termination of the plan (assets must be distributed within 1 year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship;
• Termination of the plan (assets must be distributed within 1 year); or
• Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:
• The calendar year you attain age 70½;
• When you experience a severance from employment; or
• When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

PRO.100207-12 41

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a) (9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed to the designated beneficiary by December 31, 2016. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a) , 401(k), 403(b), Roth 403(b), 457(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the
Tax Code.

PRO.100207-12 42

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 403(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a
Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 403(b) and Roth IRA” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section
72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), 403(b), Roth 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

PRO.100207-12 43

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Tax Consequences of Enhanced Death Benefits

The contract offers an optional endorsement that provides a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income to contract holders and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.100207-12	44

CONTRACT DISTRIBUTION

General

The Company’s affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”).
ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0.0% to a maximum of 6.75% of the payments to an account. Asset-based compensation of up to 1.0% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6.75% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.100207-12	45

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	Woodbury Financial Services, Inc.
•	GWN Securities, Inc.	•	National Planning Corporation
•	Lincoln Investment Planning, Inc.	•	SagePoint Financial, Inc.
•	PlanMember Securities Corporation	•	Raymond James Financial Services, Inc.
•	LPL Financial Corporation	•	T. S. Phillips Investments, Inc.
•	GLP Investment Services, LLC	•	Sammons Securities Company, LLC
•	CUSO Financial Services, L.P.	•	Wells Fargo Advisors, LLC
•	Veritrust® Financial, L.L.C.	•	Princor Financial Services Corporation
•	Royal Alliance Associates, Inc.	•	Gold Coast Securities, Inc.
•	Legend Equities Corporation	•	Signator Investors, Inc.
•	Securities America, Inc.	•	Transamerica Financial Advisors, Inc.
•	AXA Advisors, LLC	•	Pacific West Securities, Inc.
•	Ameritas Investment Corp.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.100207-12			46

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

PRO.100207-12 47

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract, including any changes required to maintain the contract as a designated Roth annuity contract under the Tax Code, regulations,
IRS rulings and requirements. Certain changes will require the approval of appropriate state or federal regulatory authorities.
Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
• On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

PRO.100207-12 48

Involuntary Terminations

We reserve the right to terminate a contract if:
• The entire account value is withdrawn on or before income phase payments begin; or
• The outstanding loan balance equals or exceeds the account value.

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately;
however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

PRO.100207-12 49

	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

	The SAI contains more specific information on the separate account and the contract, as well as the financial
	statements of the separate account and the Company. The following is a list of the contents of the SAI:
	•	General Information and History			2
	•	Separate Account N			2
	•	Offering and Purchase of Contracts			2
	•	Income Phase Payments			3
	•	Sales Material and Advertising			4
	•	Experts			5
	•	Financial Statements of Separate Account N		S	-1
	•	Financial Statements - Statutory Basis of ReliaStar Life Insurance Company		C	-1

	You may request an SAI by calling our Administrative Service Center at the number listed in “CONTRACT
	OVERVIEW - Questions: Contacting the Company” or by returning this request to our Administrative Service
	Center at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

	Please tear off, complete and return the form below to order a free Statement of Additional Information for contracts
	offered under the prospectus.

-	- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

	Your name

	Address

	City		State		Zip

	Please send me a copy of the Separate Account N ING Advantage CenturySM Statement of Additional
	Information (Form No. SAI.100207-12).

-	- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

	PRO.100207-12		50

APPENDIX I

THE FIXED ACCOUNTS

General Disclosure

•	Fixed Account A, Fixed Account B and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.
•	Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
•	All or a portion of your purchase payments may be allocated to the fixed accounts.
•	Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
•	The fixed accounts have not been registered as investment companies under the Investment Company Act. of
1940.
•	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
•	Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
•	Additional information about the fixed accounts may be found in the contracts.

Interest Rates

•	The fixed accounts have an interest rate that is set periodically by the Company. The minimum guaranteed interest rate is set forth in the contract. We, the Company, may credit interest in excess of the guaranteed rate.
Amounts applied to the fixed account are guaranteed to earn the interest rate in effect at the time money is applied for 12 months from the date a premium is deposited. Subsequent interest rates for that amount are credited with excess interest at the rates in effect for the then current 12 month period. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.
•	There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.
w	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:
•	Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).
•	Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
•	Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred).
•	Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

PRO.100207-12	51

Transfers of amounts in Fixed Account C to the subaccounts are subject to the following conditions:
• Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.
• If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account
C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.
• You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
• If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you.
• Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-
discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not
permitted. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis.
Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed
Account B may be automatically transferred into the other investment options. See “TRANSFERS - Dollar Cost
Averaging Program.” Additionally:
• Only automatic transfers of 100% of interest earned in Fixed Account B are allowed, and transfers to Fixed
Account A or Fixed Account C are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue transfers of this type when the Fixed Account
B account value becomes less than $5,000.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Withdrawals will be made on a last-in first-out basis (i.e., the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the next most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “LOANS.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “FEE TABLE” and “FEES.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PRO.100207-12 52

APPENDIX II

FUND DESCRIPTIONS

List of Fund Name Changes

New Fund Name	Former Fund Name
ING Baron Growth Portfolio	ING Baron Small Cap Growth Portfolio
Lord Abbett Series Fund – Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid-Cap Value Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
American Funds – Growth Fund	Seeks growth of capital by investing primarily
in common stocks and seeks to invest in
Investment Adviser: Capital Research and Management	companies that appear to offer superior
CompanySM	opportunities for growth of capital.
American Funds – Growth-Income Fund	Seeks capital growth over time and income by
investing primarily in common stocks or other
Investment Adviser: Capital Research and Management	securities that demonstrate the potential for
CompanySM	capital appreciation and/or dividends.
American Funds – International Fund	Seeks growth of capital over time by investing
primarily in common stocks of companies
Investment Adviser: Capital Research and Management	located outside the United States.
CompanySM
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers

PRO.100207-12	53

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio		Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research		achieve a yield which exceeds the composite
Company (“FMR”)		yield on the securities comprising the S&P
500® Index.
Subadvisers: FMRC and other investment advisers
Fidelity® VIP Index 500 Portfolio		Seeks investment results that correspond to the
total return of common stocks publicly traded
Investment Adviser: Fidelity Management & Research		in the United States, as represented by the S&P
Company (“FMR”)		500® Index.

Subadvisers: Geode Capital Management, LLC (“Geode”)
and FMRC
Fidelity® VIP Investment Grade Bond Portfolio		Seeks as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: Fidelity Investments Money Management, Inc.
(“FIMM”) and other investment advisers
Fidelity® VIP Money Market Portfolio		Seeks as high a level of current income as is
consistent with preservation of capital and
Investment Adviser: Fidelity Management & Research		liquidity.
Company (“FMR”)

Subadvisers: FIMM and other investment advisers
Franklin Small Cap Value Securities Fund		Seeks long-term total return. Under normal
market conditions, the Fund invests at least
Investment Adviser: Franklin Advisory Services, LLC		80% of its net assets in investments of small
capitalization companies.
ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management,
Inc.
ING Artio Foreign Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Artio Global Management, LLC
ING Baron Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC

PRO.100207-12	54

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING BlackRock Science and Technology Opportunities		Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC
ING Davis New York Venture Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.
ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMRSM is a service mark of Fidelity Management & Research Company
ING Global Resources Portfolio		A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks and securities convertible into
common stock. It is anticipated that capital
Subadviser: ING Investment Management Co. LLC		appreciation and investment income will both
be major factors in achieving total return.
ING Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500 Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		MidCap 400 Index, while maintaining a market
level of risk.
Subadviser: ING Investment Management Co. LLC
ING Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Portfolio		Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt securities.
Subadviser: ING Investment Management Co. LLC		It is anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.

PRO.100207-12	55

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING International Index Portfolio		Seeks investment (before fees and expenses)
results that correspond to the total return (which
Investment Adviser: ING Investments, LLC		includes capital appreciation and income) of a
widely accepted international index.
Subadviser: ING Investment Management Co. LLC
ING International Value Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Invesco Van Kampen Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Growth and Income Portfolio		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

PRO.100207-12	56

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Limited Maturity Bond Portfolio		Seeks highest current income consistent with
low risk to principal and liquidity and
Investment Adviser: Directed Services LLC		secondarily, seeks to enhance its total return
through capital appreciation when market
Subadviser: ING Investment Management Co. LLC		factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.
ING Liquid Assets Portfolio		Seeks high level of current income consistent
with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC		consistent with the prudent employment of
capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company		opportunity for growth of capital and income.
ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio		Seeks to maximize total return through income
and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

PRO.100207-12	57

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING RussellTM Large Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return (which
includes capital appreciation and income) of the
Subadviser: ING Investment Management Co. LLC		Russell Top 200® Growth Index.
ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Mid Cap Growth Index Portfolio		A non-diversified Portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, LLC		that correspond to the total return (which
includes capital appreciation and income) of the
Subadviser: ING Investment Management Co. LLC		Russell Midcap® Growth Index.
ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: Investment Committee
ING Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2015. On the Target Date, the
Subadviser: Investment Committee		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2025. On the Target Date, the
Subadviser: Investment Committee		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2035. On the Target Date, the
Subadviser: Investment Committee		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

PRO.100207-12	58

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return consistent
Investment Adviser: Directed Services LLC		with an asset allocation targeted at retirement in
approximately 2045. On the Target Date, the
Subadviser: Investment Committee		Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Capital Appreciation Portfolio		Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC		preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio		Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio		Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

PRO.100207-12	59

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future
income.
Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management (Americas)
Inc.
ING U.S. Stock Index Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
Lord Abbett Series Fund – Mid Cap Stock Portfolio	The Fund seeks capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC	which are believed to be undervalued in the
marketplace.
Neuberger Berman AMT Socially Responsive Portfolio®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet
Investment Adviser: Neuberger Berman Management LLC	the fund’s financial criteria and social policy.

Subadviser: Neuberger Berman LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC (PIMCO)
Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.100207-12 60

APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2011 the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2011 are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.21	$7.87	$5.72	$10.36	$10.02
Value at end of period	$8.69	$9.21	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	1,019,402	905,563	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.54	$7.77	$6.01	$9.80	$10.15
Value at end of period	$8.27	$8.54	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	764,356	676,481	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.25	$8.75	$6.20	$10.87	$9.99
Value at end of period	$7.85	$9.25	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	757,929	678,993	535,847	343,909	163,636
FIDELITY VIP® CONTRAFUND PORTFOLIO
Value at beginning of period	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595
Value at end of period	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86
Number of accumulation units outstanding at end of period	2,069,904	2,257,366	2,475,885	2,592,576	2,940,749	3,421,204	3,608,230	3,603,532	3,473,244	3,239,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426
Value at end of period	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45
Number of accumulation units outstanding at end of period	1,342,996	1,514,892	1,693,030	1,798,746	2,150,244	2,564,189	3,055,591	3,309,785	3,212,895	2,751,230
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549
Value at end of period	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99
Number of accumulation units outstanding at end of period	3,056,895	3,358,392	3,659,045	3,875,153	4,462,892	5,170,714	5,734,832	6,284,312	6,480,374	6,274,396
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878
Value at end of period	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50
Number of accumulation units outstanding at end of period	881,448	972,798	1,029,633	1,125,040	1,348,755	1,602,378	1,791,726	1,902,345	1,946,453	2,004,503
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567
Value at end of period	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69
Number of accumulation units outstanding at end of period	668,659	693,988	816,911	986,027	867,300	889,566	1,016,753	1,120,186	1,566,100	4,122,075
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	228,859	219,143	202,990	162,970	137,667	98,655	23,199

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(From October 28, 2002)
Value at beginning of period	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Value at end of period	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Number of accumulation units outstanding at end of period	90,789	88,926	86,370	74,979	69,967	87,319	86,051	66,036	17,928	129
ING ARTIO FOREIGN PORTFOLIO
(From May 25, 2004)
Value at beginning of period	$13.49	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67	$9.74
Value at end of period	$10.40	$13.49	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	318,775	330,723	361,078	400,452	462,365	497,461	248,784	168,617
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64	$10.63
Value at end of period	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	52,495	64,399	71,405	83,618	111,617	137,182	3,005
ING BARON SMALL CAP GROWTH PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Value at end of period	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Number of accumulation units outstanding at end of period	196,822	190,330	189,950	158,468	152,699	145,532	1,110,338	51,186	25,188	128
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.49	$7.58	$5.88	$9.77	$10.03
Value at end of period	$8.26	$8.49	$7.58	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,407,178	1,517,309	1,622,431	1,669,632	1,863,605
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(From May 13, 2004)
Value at beginning of period	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69	$9.85
Value at end of period	$13.50	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69
Number of accumulation units outstanding at end of period	119,606	100,408	90,829	43,347	24,876	17,294	6,906	8,272
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.00	$8.72	$6.61	$9.62
Value at end of period	$9.36	$10.00	$8.72	$6.61
Number of accumulation units outstanding at end of period	384,921	393,259	377,442	343,560
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during Jul 2005)
Value at beginning of period	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05	$10.95
Value at end of period	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	112,727	109,588	92,704	57,485	46,623	33,120	3,065
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03	$11.07
Value at end of period	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03
Number of accumulation units outstanding at end of period	143,422	132,960	109,789	89,661	76,145	52,422	2,689
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$11.22	$8.28	$14.23	$10.25
Value at end of period	$12.06	$13.46	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	704,558	677,806	687,784	651,713	659,309

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.44	$10.17	$7.92	$12.87	$12.16
Value at end of period	$11.25	$11.44	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	187,184	193,066	156,587	133,553	163,541
ING INDEX PLUS LARGECAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32	$9.97
Value at end of period	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32
Number of accumulation units outstanding at end of period	192,015	202,833	232,995	269,664	265,739	296,022	130,910	84,437	24,260
ING INDEX PLUS MIDCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01	$9.88
Value at end of period	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01
Number of accumulation units outstanding at end of period	330,868	369,152	409,527	405,989	489,583	585,359	494,201	163,203	38,815
ING INDEX PLUS SMALLCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30	$9.77
Value at end of period	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30
Number of accumulation units outstanding at end of period	202,410	223,528	234,101	237,587	335,385	441,518	359,202	112,992	20,350
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	241,571	219,268	210,122	214,110	131,885	73,223	2,362
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.50	$10.83	$10.00
Value at end of period	$9.93	$11.50	$10.83
Number of accumulation units outstanding at end of period	3,594	4,507	3,975
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432
Value at end of period	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72
Number of accumulation units outstanding at end of period	540,344	619,934	714,966	763,016	913,831	1,080,508	1,315,804	1,365,791	1,088,497	840,626
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Value at end of period	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Number of accumulation units outstanding at end of period	331,534	324,999	328,622	302,362	308,362	332,436	291,793	145,290	34,667	128
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89	$10.16
Value at end of period	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	725,696	780,350	866,028	928,685	1,088,177	1,316,257	28,744
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13	$10.19
Value at end of period	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	764,219	829,553	894,368	947,989	1,260,077	1,647,437	12,931

CFI 3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69	$10.05
Value at end of period	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	460,984	460,503	410,651	309,786	373,958	283,868	127,852
ING JPMORGAN MID CAP VALUE PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88	$9.97
Value at end of period	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88
Number of accumulation units outstanding at end of period	308,185	307,214	328,467	300,528	326,079	317,559	312,966	176,531	47,245
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50	$10.25
Value at end of period	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,442,182	1,588,670	1,786,754	1,955,018	2,329,522	2,879,062	6,712
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.92
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	1,534,093
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.31	$7.06	$6.35	$9.22	$9.95
Value at end of period	$8.48	$8.31	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	286,967	215,380	208,200	199,359	231,438
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	594,702	668,504	731,503	780,239	817,806	977,628	5,825
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13	$10.01
Value at end of period	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	165,158	139,602	147,841	141,714	140,303	11,399	142,410
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.73	$8.22	$6.45	$10.06
Value at end of period	$9.46	$9.73	$8.22	$6.45
Number of accumulation units outstanding at end of period	77,763	$76,987	78,517	75,660
ING MFS TOTAL RETURN PORTFOLIO
(From June 9, 2003)
Value at beginning of period	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28	$10.50
Value at end of period	$13.71	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	257,736	239,973	224,140	191,113	287,661	384,646	468,412	270,367	35,106
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386
Value at end of period	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34
Number of accumulation units outstanding at end of period	2,469,710	2,693,044	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838	5,981,476	285,276	235,936
ING OPPENHEIMER GLOBAL PORTFOLIO )
(From February 6, 2003
Value at beginning of period	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18	$9.55
Value at end of period	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18
Number of accumulation units outstanding at end of period	1,963,707	2,160,953	2,368,360	2,476,984	2,819,614	3,211,990	3,170,562	43,488	20,002

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING PIMCO TOTAL RETURN PORTFOLIO
(From January 16, 2003)
Value at beginning of period	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37	$10.06
Value at end of period	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37
Number of accumulation units outstanding at end of period	957,392	876,361	675,330	486,974	284,629	314,916	289,177	129,090	64,909
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.72
Value at end of period	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	26,578	23,968	19,694	16,081	9,115	4,539	17
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.89	$12.68	$7.70	$11.06	$10.56	$10.04
Value at end of period	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	386,700	406,651	533,661	414,117	78,010	19,571
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.89	$10.22	$8.28	$12.56	$12.07	$10.90	$10.07
Value at end of period	$11.14	$11.89	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	43,583	38,291	28,592	16,071	10,229	5,247	4,589
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.06	$11.74	$10.11
Value at end of period	$13.42	$13.06	$11.74
Number of accumulation units outstanding at end of period	2,707,204	3,048,629	3,365,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.00	$11.75	$10.00
Value at end of period	$13.15	$13.00	$11.75
Number of accumulation units outstanding at end of period	548,635	637,551	727,251
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.21	$11.45	$10.02
Value at end of period	$13.71	$14.21	$11.45
Number of accumulation units outstanding at end of period	62,993	58,055	47,263
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319
Value at end of period	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15
Number of accumulation units outstanding at end of period	469,305	513,352	551,678	587,177	674,104	791,379	926,946	1,080,775	1,213,477	1,496,658
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.71	$8.83	$7.30	$10.10	$10.04
Value at end of period	$9.53	$9.71	$8.83	$7.30	$10.10
Number of accumulation units outstanding at end of period	309,342	257,335	172,052	68,575	1,949
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.83	$7.75	$6.04	$10.16	$10.04
Value at end of period	$8.27	$8.83	$7.75	$6.04	$10.16
Number of accumulation units outstanding at end of period	166,983	128,047	70,330	19,295	149
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(From February 10, 2003)
Value at beginning of period	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23	$9.84
Value at end of period	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23
Number of accumulation units outstanding at end of period	306,713	284,524	308,081	185,764	116,489	63,297	32,695	46,527	20,296

CFI 5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(From February 18, 2003)
Value at beginning of period	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21	$9.70
Value at end of period	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21
Number of accumulation units outstanding at end of period	433,884	382,126	343,272	215,623	153,793	85,076	51,527	14,629	2,250
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(From March 10, 2003)
Value at beginning of period	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76	$9.52
Value at end of period	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76
Number of accumulation units outstanding at end of period	680,704	603,890	521,133	310,842	200,615	124,545	94,672	66,100	13,323
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01	$10.12
Value at end of period	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	1,307,712	1,137,940	1,062,551	886,173	770,274	533,084	198,482
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11	$9.51
Value at end of period	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	3,227,458	3,557,873	3,947,134	4,140,802	4,684,740	5,458,320	3,048,458
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.63	$12.00	$9.97
Value at end of period	$13.36	$13.63	$12.00
Number of accumulation units outstanding at end of period	379,946	370,255	362,500
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(From May 25, 2003)
Value at beginning of period	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77	$9.45
Value at end of period	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77
Number of accumulation units outstanding at end of period	229,138	243,982	226,507	198,594	205,607	194,623	171,611	110,800	41,737
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44	$10.08
Value at end of period	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	1,118,773	1,231,740	1,371,628	1,439,000	1,674,860	1,983,457	12,685
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.73	$8.14	$6.24	$10.14
Value at end of period	$7.58	$8.73	$8.14	$6.24
Number of accumulation units outstanding at end of period	174,957	145,120	104,876	62,230
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	60,635	47,542	40,712	22,948	16,018	20,317	2,320
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93	$9.77	$7.52	$12.66	$12.69	$11.24	$10.34
Value at end of period	$10.50	$10.93	$9.77	$7.52	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	262,394	283,549	312,236	340,355	388,904	454,545	1,561
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	138,883	128,010	128,416	107,582	108,204	97,995	41,121

CFI 6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
Value at beginning of period	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004
Value at end of period	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83
Number of accumulation units outstanding at end of period	223,835	221,111	234,267	215,343	236,346	221,220	236,178	222,168	189,928	139,420
PIMCO VIT REAL RETURN PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.18
Value at end of period	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	702,927	575,708	473,667	396,287	162,380	142,143	169,681	71,540
PIONEER HIGH YIELD VCT PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$9.73
Value at end of period	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	131,971	130,563	135,789	93,394	112,266	118,101	91,765	181,000
WANGER SELECT
(From May 11, 2004)
Value at beginning of period	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.88
Value at end of period	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	245,237	253,964	244,383	215,615	231,178	180,124	108,821	88,350
WANGER USA
(From May 12, 2004)
Value at beginning of period	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.82
Value at end of period	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	194,719	179,323	171,364	141,105	133,871	130,486	103,548	36,460

CFI 7

PART B

RELIASTAR LIFE
ING ADVANTAGE CENTURYSM ANNUITY

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY SEPARATE ACCOUNT N
AND
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 30, 2012

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated April 30, 2012 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company
(the “Company,” “we,”, “us,” “our”). A copy of the prospectus may be obtained from the ING Service
Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING
Financial Advisers, LLC, One Orange Way, Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

		Page

General Information and History		2
Separate Account N		2
Offering and Purchase of Contracts		2
Income Phase Payments		3
Sales Material and Advertising		4
Experts		5
Financial Statements of Separate Account N	S	-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C	-1

1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by
Northern Life Insurance Company (“Northern”), a wholly-owned subsidiary of the Company. On
October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for
Northern’s obligations under the contracts.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue
South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

We established Separate Account N on October 1, 2002 under the insurance laws of the State of
Minnesota. The separate account is registered as a unit investment trust under the Investment Company
Act of 1940, as amended. It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern, which was created in 1994 under Washington law. In connection with the merger of Northern and the
Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed
Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the
Company).

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts and an affiliate of the Company. ING Financial Advisers, LLC, a Delaware
limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection
Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774. Prior to January 1, 2004, the contracts were distributed by Washington Square
Securities, Inc. (WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who

2

have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending
December 31, 2011, 2010 and 2009 amounted to $5,854,292.77, $5,345,848.22 and $5,345,848.22, respectively, in connection with the distribution of all registered variable annuity products issued by
Separate Account N of the Company. These amounts reflect compensation paid to ING Financial
Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income
Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate of 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted,
Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of
$6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be
40.950 multiplied by $6.68, or $273.55.

3

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity units will be paid in each subsequent month. Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is
1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of
$273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2011, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2011 and
2010, and for each of the three years in the period ended Decembe r 31, 2011 included in the Statement of
Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta,
GA 30308 .

5

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year Ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

S-1

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	4
Statements of Operations	25
Statements of Changes in Net Assets	47
Notes to Financial Statements	74

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ReliaStar Life Insurance Company Separate Account N (the “Account”) as of
December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth Fund - Class 2	ING Lord Abbett Growth and Income Portfolio - Institutional
American Funds Insurance Series® Growth-Income Fund -	Class
Class 2	ING Marsico Growth Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING Marsico Growth Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING MFS Total Return Portfolio - Service 2 Class
Fidelity® Variable Insurance Products II:	ING Pioneer Fund Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Pioneer Mid Cap Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
Fidelity® Variable Insurance Products V:	Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING T. Rowe Price International Stock Portfolio - Institutional
Franklin Small Cap Value Securities Fund - Class 2	Class
ING Balanced Portfolio, Inc.:	ING U.S. Stock Index Portfolio - Institutional Class
ING Balanced Portfolio - Class I	ING Money Market Portfolio:
ING Intermediate Bond Portfolio:	ING Money Market Portfolio - Class I
ING Intermediate Bond Portfolio - Class I	ING Partners, Inc.:
ING Investors Trust:	ING American Century Small-Mid Cap Value Portfolio - Initial
ING Artio Foreign Portfolio - Service Class	Class
ING Artio Foreign Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING BlackRock Large Cap Growth Portfolio - Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Davis New York Venture Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Fidelity® VIP Equity-Income Portfolio - Service Class
Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Global Bond Portfolio - Service Class
Service 2 Class	ING Invesco Van Kampen Comstock Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Service Class
Class	ING Invesco Van Kampen Equity and Income Portfolio - Initial
ING JPMorgan Small Cap Core Equity Portfolio - Institutional	Class
Class	ING Invesco Van Kampen Equity and Income Portfolio - Service
ING Large Cap Growth Portfolio - Institutional Class	Class
ING Large Cap Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Large Cap Value Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING Liquid Assets Portfolio - Institutional Class	Initial Class

ING Partners, Inc. (continued):	ING Variable Funds:
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Growth and Income Portfolio - Class I
Service Class	ING Variable Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING Oppenheimer Global Portfolio - Service Class	Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING Index Plus LargeCap Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2015 Portfolio - Initial Class	ING International Index Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2025 Portfolio - Initial Class	ING RussellTM Large Cap Growth Index Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class I
ING Solution 2035 Portfolio - Initial Class	ING RussellTM Mid Cap Growth Index Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING Small Company Portfolio - Class I
ING Solution 2045 Portfolio - Initial Class	ING Variable Products Trust:
ING Solution 2045 Portfolio - Service Class	ING International Value Portfolio - Class I
ING Solution Income Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Lord Abbett Series Fund, Inc.:
Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Neuberger Berman Advisers Management Trust:
Service Class	Neuberger Berman AMT Socially Responsive Portfolio® -
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Templeton Foreign Equity Portfolio - Initial Class	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
ING Templeton Foreign Equity Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING Thornburg Value Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Pioneer Variable Contracts Trust:
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Pioneer High Yield VCT Portfolio - Class I
ING Strategic Allocation Portfolios, Inc.:	Wanger Advisors Trust:
ING Strategic Allocation Conservative Portfolio - Class I	Wanger Select
ING Strategic Allocation Growth Portfolio - Class I	Wanger USA
ING Strategic Allocation Moderate Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company
Separate Account N at December 31, 2011, results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2012

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$8,859	$6,321	$5,950	$27,894	$62,490
Total assets	8,859	6,321	5,950	27,894	62,490

Liabilities
Due to related parties	-	-	-	1	2
Total liabilities	-	-	-	1	2
Net assets	$8,859	$6,321	$5,950	$27,893	$62,488

Net Assets
Accumulation units	8,859	6,321	5,950	27,893	62,488
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$8,859	$6,321	$5,950	$27,893	$62,488

Total number of mutual fund shares	171,413	191,147	392,463	1,492,457	2,714,613

Cost of mutual fund shares	$8,086	$5,812	$6,457	$34,485	$70,010

The accompanying notes are an integral part of these financial statements.

		4

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$68,719	$15,390	$9,111	$2,815	$575
Total assets	68,719	15,390	9,111	2,815	575

Liabilities
Due to related parties	3	1	-	-	-
Total liabilities	3	1	-	-	-
Net assets	$68,716	$15,389	$9,111	$2,815	$575

Net Assets
Accumulation units	68,716	15,389	9,053	2,815	575
Contracts in payout (annuitization)	-	-	58	-	-
Total net assets	$68,716	$15,389	$9,111	$2,815	$575

Total number of mutual fund shares	531,346	1,186,591	9,111,464	181,260	51,693

Cost of mutual fund shares	$64,007	$14,817	$9,111	$2,249	$668

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,998	$3,315	$344	$11,623	$92
Total assets	2,998	3,315	344	11,623	92

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$2,998	$3,315	$344	$11,623	$92

Net Assets
Accumulation units	2,998	3,315	344	11,623	92
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,998	$3,315	$344	$11,623	$92

Total number of mutual fund shares	241,766	373,761	39,057	1,208,242	9,663

Cost of mutual fund shares	$2,925	$5,044	$409	$13,828	$90

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Clarion				ING Invesco
	Global Real	ING FMRSM			Van Kampen
	Estate	Diversified Mid	ING FMRSM	ING Global	Growth and
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$3,603	$105	$1,968	$8,497	$8,597
Total assets	3,603	105	1,968	8,497	8,597

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$3,603	$105	$1,968	$8,497	$8,597

Net Assets
Accumulation units	3,603	105	1,968	8,497	8,597
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,603	$105	$1,968	$8,497	$8,597

Total number of mutual fund shares	403,455	7,751	145,759	437,312	409,793

Cost of mutual fund shares	$3,647	$102	$1,839	$8,897	$10,330

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth	ING Large Cap
	Income	Markets Equity	Portfolio -	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Service 2 Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$137	$8,966	$19,787	$15,188	$45
Total assets	137	8,966	19,787	15,188	45

Liabilities
Due to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$137	$8,966	$19,786	$15,187	$45

Net Assets
Accumulation units	137	8,966	19,786	15,187	45
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$137	$8,966	$19,786	$15,187	$45

Total number of mutual fund shares	6,589	499,506	1,519,719	1,193,988	3,580

Cost of mutual fund shares	$124	$9,930	$20,175	$16,047	$48

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Large Cap		ING Liquid	ING Marsico
	Value	ING Limited	Assets	Growth	ING Marsico
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Growth
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,433	$6,714	$1,756	$736	$91
Total assets	2,433	6,714	1,756	736	91

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$2,433	$6,714	$1,756	$736	$91

Net Assets
Accumulation units	2,433	6,714	1,756	736	91
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,433	$6,714	$1,756	$736	$91

Total number of mutual fund shares	294,610	662,148	1,755,633	43,349	5,431

Cost of mutual fund shares	$2,284	$6,969	$1,756	$653	$75

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING T. Rowe
	ING MFS Total	ING MFS Total		ING Pioneer	Price Capital
	Return	Return	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$3,534	$262	$295	$486	$17,955
Total assets	3,534	262	295	486	17,955

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$3,534	$262	$295	$486	$17,954

Net Assets
Accumulation units	3,534	262	295	486	17,954
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,534	$262	$295	$486	$17,954

Total number of mutual fund shares	237,790	17,802	28,070	47,229	784,398

Cost of mutual fund shares	$3,370	$247	$275	$443	$16,910

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe		ING T. Rowe
	Price Equity	ING T. Rowe	Price	ING U.S. Stock
	Income	Price Equity	International	Index	ING Money
	Portfolio -	Income	Stock Portfolio -	Portfolio -	Market
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Class I
Assets
Investments in mutual funds
at fair value	$5,076	$501	$13,470	$657	$204
Total assets	5,076	501	13,470	657	204

Liabilities
Due to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$5,076	$501	$13,469	$657	$204

Net Assets
Accumulation units	5,076	501	13,469	657	204
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$5,076	$501	$13,469	$657	$204

Total number of mutual fund shares	444,101	43,782	1,357,865	63,139	204,287

Cost of mutual fund shares	$4,264	$472	$18,146	$604	$204

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING American	ING American	ING Baron	ING Baron
	Century Small-	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Mid Cap Value	Growth	Growth	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$1,913	$125	$4,092	$207	$1,178
Total assets	1,913	125	4,092	207	1,178

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$1,913	$125	$4,092	$207	$1,178

Net Assets
Accumulation units	1,913	125	4,092	207	1,178
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,913	$125	$4,092	$207	$1,178

Total number of mutual fund shares	168,095	11,060	206,246	10,697	69,539

Cost of mutual fund shares	$2,017	$108	$3,451	$164	$1,090

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Fidelity®	ING Fidelity®
	ING Davis New	VIP	VIP Equity-	ING Fidelity®
	York Venture	Contrafund®	Income	VIP Mid Cap	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$63	$1,557	$338	$422	$432
Total assets	63	1,557	338	422	432

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$63	$1,557	$338	$422	$432

Net Assets
Accumulation units	63	1,557	338	422	432
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$63	$1,557	$338	$422	$432

Total number of mutual fund shares	3,781	171,047	40,048	35,914	38,139

Cost of mutual fund shares	$61	$1,392	$302	$406	$421

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Invesco	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Van Kampen	Equity and	Equity and	ING JPMorgan
	Comstock	Comstock	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$4,850	$158	$8,853	$186	$5,948
Total assets	4,850	158	8,853	186	5,948

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$4,850	$158	$8,853	$186	$5,948

Net Assets
Accumulation units	4,850	158	8,853	186	5,948
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$4,850	$158	$8,853	$186	$5,948

Total number of mutual fund shares	493,422	16,114	267,882	5,656	422,442

Cost of mutual fund shares	$5,183	$156	$9,330	$180	$5,746

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING	ING
	ING JPMorgan Oppenheimer		Oppenheimer	ING PIMCO	ING PIMCO
	Mid Cap Value	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$235	$33,835	$455	$13,691	$1,406
Total assets	235	33,835	455	13,691	1,406

Liabilities
Due to related parties	-	1	-	1	-
Total liabilities	-	1	-	1	-
Net assets	$235	$33,834	$455	$13,690	$1,406

Net Assets
Accumulation units	235	33,834	455	13,690	1,406
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$235	$33,834	$455	$13,690	$1,406

Total number of mutual fund shares	16,760	2,698,140	37,314	1,164,176	120,663

Cost of mutual fund shares	$181	$35,605	$454	$13,678	$1,445

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$5,634	$2,948	$1,129	$3,992	$1,037
Total assets	5,634	2,948	1,129	3,992	1,037

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$5,634	$2,948	$1,129	$3,992	$1,037

Net Assets
Accumulation units	5,634	2,948	1,129	3,992	1,037
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$5,634	$2,948	$1,129	$3,992	$1,037

Total number of mutual fund shares	534,049	275,774	106,531	376,207	98,535

Cost of mutual fund shares	$5,860	$2,776	$1,052	$3,497	$988

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$2,380	$371	$1,381	$677	$2,923
Total assets	2,380	371	1,381	677	2,923

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$2,380	$371	$1,381	$677	$2,923

Net Assets
Accumulation units	2,380	371	1,381	677	2,923
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,380	$371	$1,381	$677	$2,923

Total number of mutual fund shares	222,633	34,994	128,341	63,463	275,518

Cost of mutual fund shares	$2,207	$333	$1,352	$647	$3,110

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
		Price	Price	ING T. Rowe	ING T. Rowe
	ING Solution	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Income	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$207	$42,023	$182	$3,634	$228
Total assets	207	42,023	182	3,634	228

Liabilities
Due to related parties	-	2	-	-	-
Total liabilities	-	2	-	-	-
Net assets	$207	$42,021	$182	$3,634	$228

Net Assets
Accumulation units	207	42,019	182	3,634	228
Contracts in payout (annuitization)	-	2	-	-	-
Total net assets	$207	$42,021	$182	$3,634	$228

Total number of mutual fund shares	19,629	5,093,723	22,400	67,411	4,281

Cost of mutual fund shares	$214	$44,285	$157	$3,331	$221

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	ING Thornburg	Large Cap	Large Cap
	Foreign Equity Foreign Equity		Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,326	$178	$136	$2,755	$12
Total assets	1,326	178	136	2,755	12

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$1,326	$178	$136	$2,755	$12

Net Assets
Accumulation units	1,326	178	136	2,755	12
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,326	$178	$136	$2,755	$12

Total number of mutual fund shares	139,304	18,819	4,965	315,956	1,368

Cost of mutual fund shares	$1,414	$183	$143	$2,962	$11

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING BlackRock
	ING Strategic	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	Allocation	ING Growth	Technology
	Conservative	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$4,033	$5,888	$9,142	$2,106	$1,615
Total assets	4,033	5,888	9,142	2,106	1,615

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$4,033	$5,888	$9,142	$2,106	$1,615

Net Assets
Accumulation units	4,033	5,888	9,142	2,106	1,615
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$4,033	$5,888	$9,142	$2,106	$1,615

Total number of mutual fund shares	395,808	606,991	920,629	97,537	303,512

Cost of mutual fund shares	$3,978	$5,893	$8,545	$1,939	$1,514

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	International
	LargeCap	MidCap	SmallCap	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$2,611	$5,704	$3,413	$642		$36
Total assets	2,611	5,704	3,413	642		36

Liabilities
Due to related parties	-	-	-	-		-
Total liabilities	-	-	-	-		-
Net assets	$2,611	$5,704	$3,413	$642		$36

Net Assets
Accumulation units	2,611	5,704	3,413	642		36
Contracts in payout (annuitization)	-	-	-	-		-
Total net assets	$2,611	$5,704	$3,413	$642		$36

Total number of mutual fund shares	191,452	374,781	246,399	87,583	4,902

Cost of mutual fund shares	$2,454	$4,963	$3,178	$678		$38

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™		ING
	Large Cap	Large Cap	Mid Cap	ING Small	International
	Growth Index	Index	Growth Index	Company	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class I
Assets
Investments in mutual funds
at fair value	$36,331	$7,215	$864	$135	$9,424
Total assets	36,331	7,215	864	135	9,424

Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$36,330	$7,215	$864	$135	$9,424

Net Assets
Accumulation units	36,330	7,215	864	135	9,424
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$36,330	$7,215	$864	$135	$9,424

Total number of mutual fund shares	2,451,463	737,684	54,283	7,563	1,338,579

Cost of mutual fund shares	$26,994	$5,709	$728	$118	$15,888

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				Neuberger
			Lord Abbett	Berman AMT
	ING MidCap	ING SmallCap	Series Fund -	Socially	Oppenheimer
	Opportunities	Opportunities Mid-Cap Value		Responsive	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Small - & Mid-
	Class I	Class I	Class VC	Class I	Cap Fund®/VA
Assets
Investments in mutual funds
at fair value	$24,675	$13,844	$1,453	$3,286	$147
Total assets	24,675	13,844	1,453	3,286	147

Liabilities
Due to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$24,674	$13,843	$1,453	$3,286	$147

Net Assets
Accumulation units	24,672	13,843	1,453	3,286	147
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$24,674	$13,843	$1,453	$3,286	$147

Total number of mutual fund shares	2,121,642	645,130	91,596	228,983	8,534

Cost of mutual fund shares	$14,474	$9,531	$1,354	$3,106	$125

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

	PIMCO Real
	Return	Pioneer High
	Portfolio -	Yield VCT
	Administrative	Portfolio -
	Class	Class I	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$10,375	$1,792	$3,232	$2,637
Total assets	10,375	1,792	3,232	2,637

Liabilities
Due to related parties	-	-	-	-
Total liabilities	-	-	-	-
Net assets	$10,375	$1,792	$3,232	$2,637

Net Assets
Accumulation units	10,375	1,792	3,232	2,637
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$10,375	$1,792	$3,232	$2,637

Total number of mutual fund shares	743,742	180,663	138,425	88,473

Cost of mutual fund shares	$9,678	$1,787	$3,329	$2,633

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$57	$102	$119	$727	$670
Total investment income	57	102	119	727	670
Expenses:
Mortality and expense risk
and other charges	126	87	92	423	953
Total expenses	126	87	92	423	953
Net investment income (loss)	(69)	15	27	304	(283)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(85)	(92)	(214)	(436)	870
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(85)	(92)	(214)	(436)	870
Net unrealized appreciation
(depreciation) of investments	(395)	(145)	(894)	35	(3,111)
Net realized and unrealized gain (loss)
on investments	(480)	(237)	(1,108)	(401)	(2,241)
Net increase (decrease) in net assets
resulting from operations	$(549)	$(222)	$(1,081)	$(97)	$(2,524)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP		Franklin Small
	Index 500	Grade Bond	Money Market		Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -		Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund	- Class 2	Class I
Net investment income (loss)
Income:
Dividends	$1,380	$494	$10		$21	$19
Total investment income	1,380	494	10		21	19
Expenses:
Mortality and expense risk
and other charges	1,017	218	131		41	9
Total expenses	1,017	218	131		41	9
Net investment income (loss)	363	276	(121)		(20)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	670	66	-		32	(31)
Capital gains distributions	1,735	414	-		-	-
Total realized gain (loss) on investments
and capital gains distributions	2,405	480	-		32	(31)
Net unrealized appreciation
(depreciation) of investments	(2,318)	129	-		(185)	7
Net realized and unrealized gain (loss)
on investments	87	609	-		(153)	(24)
Net increase (decrease) in net assets
resulting from operations	$450	$885	$(121)		$(173)	$(14)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$132	$75	$8	$75	$-
Total investment income	132	75	8	75	-
Expenses:
Mortality and expense risk
and other charges	37	56	7	180	1
Total expenses	37	56	7	180	1
Net investment income (loss)	95	19	1	(105)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(390)	(137)	(392)	6
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(390)	(137)	(392)	6
Net unrealized appreciation
(depreciation) of investments	54	(607)	23	179	(8)
Net realized and unrealized gain (loss)
on investments	59	(997)	(114)	(213)	(2)
Net increase (decrease) in net assets
resulting from operations	$154	$(978)	$(113)	$(318)	$(3)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Clarion				ING Invesco
	Global Real	ING FMRSM			Van Kampen
	Estate	Diversified Mid	ING FMRSM	ING Global	Growth and
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$144	$-	$4	$52	$112
Total investment income	144	-	4	52	112
Expenses:
Mortality and expense risk
and other charges	55	2	30	132	128
Total expenses	55	2	30	132	128
Net investment income (loss)	89	(2)	(26)	(80)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	8	(7)	(219)	(209)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(35)	8	(7)	(219)	(209)
Net unrealized appreciation
(depreciation) of investments	(299)	(24)	(242)	(772)	(86)
Net realized and unrealized gain (loss)
on investments	(334)	(16)	(249)	(991)	(295)
Net increase (decrease) in net assets
resulting from operations	$(245)	$(18)	$(275)	$(1,071)	$(311)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth	ING Large Cap
	Income	Markets Equity	Portfolio -	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Service 2 Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$88	$120	$48	$-
Total investment income	1	88	120	48	-
Expenses:
Mortality and expense risk
and other charges	2	144	301	211	1
Total expenses	2	144	301	211	1
Net investment income (loss)	(1)	(56)	(181)	(163)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(204)	(213)	(12)	-
Capital gains distributions	-	343	-	1,016	3
Total realized gain (loss) on investments
and capital gains distributions	(2)	139	(213)	1,004	3
Net unrealized appreciation
(depreciation) of investments	(1)	(2,268)	(96)	(860)	(3)
Net realized and unrealized gain (loss)
on investments	(3)	(2,129)	(309)	144	-
Net increase (decrease) in net assets
resulting from operations	$(4)	$(2,185)	$(490)	$(19)	$(1)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Lord
	ING Large Cap		ING Liquid	Abbett Growth	ING Marsico
	Value	ING Limited	Assets	and Income	Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$24	$219	$-	$2	$4
Total investment income	24	219	-	2	4
Expenses:
Mortality and expense risk
and other charges	33	97	23	1	11
Total expenses	33	97	23	1	11
Net investment income (loss)	(9)	122	(23)	1	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	(57)	-	117	(3)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	(57)	-	117	(3)
Net unrealized appreciation
(depreciation) of investments	117	(80)	-	(103)	(14)
Net realized and unrealized gain (loss)
on investments	48	(137)	-	14	(17)
Net increase (decrease) in net assets
resulting from operations	$39	$(15)	$(23)	$15	$(24)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Marsico	ING MFS Total	ING MFS Total		ING Pioneer
	Growth	Return	Return	ING Pioneer	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$86	$6	$4	$7
Total investment income	-	86	6	4	7
Expenses:
Mortality and expense risk
and other charges	2	49	4	4	7
Total expenses	2	49	4	4	7
Net investment income (loss)	(2)	37	2	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(91)	(9)	8	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	(91)	(9)	8	-
Net unrealized appreciation
(depreciation) of investments	(10)	56	8	(29)	(33)
Net realized and unrealized gain (loss)
on investments	(2)	(35)	(1)	(21)	(33)
Net increase (decrease) in net assets
resulting from operations	$(4)	$2	$1	$(21)	$(33)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING T. Rowe		ING T. Rowe
	ING T. Rowe	Price Equity	ING T. Rowe	Price	ING U.S. Stock
	Price Capital	Income	Price Equity	International	Index
	Appreciation	Portfolio -	Income	Stock Portfolio -	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional	Institutional
	Service Class	Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$331	$116	$10	$592	$13
Total investment income	331	116	10	592	13
Expenses:
Mortality and expense risk
and other charges	233	72	7	221	8
Total expenses	233	72	7	221	8
Net investment income (loss)	98	44	3	371	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(256)	153	49	(540)	(2)
Capital gains distributions	-	-	-	-	27
Total realized gain (loss) on investments
and capital gains distributions	(256)	153	49	(540)	25
Net unrealized appreciation
(depreciation) of investments	404	(312)	(61)	(1,949)	(28)
Net realized and unrealized gain (loss)
on investments	148	(159)	(12)	(2,489)	(3)
Net increase (decrease) in net assets
resulting from operations	$246	$(115)	$(9)	$(2,118)	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING American	ING American	ING Baron	ING Baron
	ING Money	Century Small-	Century Small-	Small Cap	Small Cap
	Market	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$25	$1	$-	$-
Total investment income	-	25	1	-	-
Expenses:
Mortality and expense risk
and other charges	4	29	2	58	3
Total expenses	4	29	2	58	3
Net investment income (loss)	(4)	(4)	(1)	(58)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	451	(1)	52	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	451	(1)	52	1
Net unrealized appreciation
(depreciation) of investments	-	(546)	(4)	39	5
Net realized and unrealized gain (loss)
on investments	-	(95)	(5)	91	6
Net increase (decrease) in net assets
resulting from operations	$(4)	$(99)	$(6)	$33	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Fidelity®	ING Fidelity®
	ING Davis New	ING Davis New	VIP	VIP Equity-	ING Fidelity®
	York Venture	York Venture	Contrafund®	Income	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$15	$1	$12	$5	$1
Total investment income	15	1	12	5	1
Expenses:
Mortality and expense risk
and other charges	17	1	23	5	7
Total expenses	17	1	23	5	7
Net investment income (loss)	(2)	-	(11)	-	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	(6)	(157)	(26)	(10)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(34)	(6)	(157)	(26)	(10)
Net unrealized appreciation
(depreciation) of investments	(40)	(5)	98	21	(43)
Net realized and unrealized gain (loss)
on investments	(74)	(11)	(59)	(5)	(53)
Net increase (decrease) in net assets
resulting from operations	$(76)	$(11)	$(70)	$(5)	$(59)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
		ING Invesco	ING Invesco	Van Kampen	Van Kampen
		Van Kampen	Van Kampen	Equity and	Equity and
	ING Global	Comstock	Comstock	Income	Income
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$29	$84	$2	$207	$4
Total investment income	29	84	2	207	4
Expenses:
Mortality and expense risk
and other charges	6	71	3	132	3
Total expenses	6	71	3	132	3
Net investment income (loss)	23	13	(1)	75	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	(114)	(26)	(118)	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	27	(114)	(26)	(118)	1
Net unrealized appreciation
(depreciation) of investments	(38)	(82)	23	(193)	(5)
Net realized and unrealized gain (loss)
on investments	(11)	(196)	(3)	(311)	(4)
Net increase (decrease) in net assets
resulting from operations	$12	$(183)	$(4)	$(236)	$(3)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Legg	ING Legg
			Mason	Mason
			ClearBridge	ClearBridge	ING
	ING JPMorgan ING JPMorgan		Aggressive	Aggressive	Oppenheimer
	Mid Cap Value	Mid Cap Value	Growth	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$65	$2	$57	$-	$565
Total investment income	65	2	57	-	565
Expenses:
Mortality and expense risk
and other charges	84	4	13	-	545
Total expenses	84	4	13	-	545
Net investment income (loss)	(19)	(2)	44	-	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	7	(3,061)	(3)	592
Capital gains distributions	-	-	3,862	12	-
Total realized gain (loss) on investments
and capital gains distributions	(12)	7	801	9	592
Net unrealized appreciation
(depreciation) of investments	62	(4)	(600)	(8)	(4,148)
Net realized and unrealized gain (loss)
on investments	50	3	201	1	(3,556)
Net increase (decrease) in net assets
resulting from operations	$31	$1	$245	$1	$(3,536)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Global	Total Return	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$6	$413	$44	$352	$96
Total investment income	6	413	44	352	96
Expenses:
Mortality and expense risk
and other charges	7	180	19	89	39
Total expenses	7	180	19	89	39
Net investment income (loss)	(1)	233	25	263	57

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	(2)	3	770	38
Capital gains distributions	-	439	51	-	-
Total realized gain (loss) on investments
and capital gains distributions	(17)	437	54	770	38
Net unrealized appreciation
(depreciation) of investments	(35)	(415)	(60)	(1,161)	(156)
Net realized and unrealized gain (loss)
on investments	(52)	22	(6)	(391)	(118)
Net increase (decrease) in net assets
resulting from operations	$(53)	$255	$19	$(128)	$(61)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$35	$90	$22	$39	$6
Total investment income	35	90	22	39	6
Expenses:
Mortality and expense risk
and other charges	15	54	14	30	5
Total expenses	15	54	14	30	5
Net investment income (loss)	20	36	8	9	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	11	(6)	(3)	(5)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	33	11	(6)	(3)	(5)
Net unrealized appreciation
(depreciation) of investments	(74)	(223)	(52)	(146)	(19)
Net realized and unrealized gain (loss)
on investments	(41)	(212)	(58)	(149)	(24)
Net increase (decrease) in net assets
resulting from operations	$(21)	$(176)	$(50)	$(140)	$(23)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING T. Rowe
					Price
			ING Solution	ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Income	Cap Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$19	$8	$130	$9	$154
Total investment income	19	8	130	9	154
Expenses:
Mortality and expense risk
and other charges	18	10	43	3	657
Total expenses	18	10	43	3	657
Net investment income (loss)	1	(2)	87	6	(503)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	5	(17)	5	(363)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	51	5	(17)	5	(363)
Net unrealized appreciation
(depreciation) of investments	(139)	(51)	(91)	(15)	(1,334)
Net realized and unrealized gain (loss)
on investments	(88)	(46)	(108)	(10)	(1,697)
Net increase (decrease) in net assets
resulting from operations	$(87)	$(48)	$(21)	$(4)	$(2,200)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$-	$-	$26	$3
Total investment income	-	-	-	26	3
Expenses:
Mortality and expense risk
and other charges	3	52	3	18	3
Total expenses	3	52	3	18	3
Net investment income (loss)	(3)	(52)	(3)	8	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(15)	26	65	(9)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(15)	26	65	(9)
Net unrealized appreciation
(depreciation) of investments	(14)	(40)	(30)	(268)	(19)
Net realized and unrealized gain (loss)
on investments	(9)	(55)	(4)	(203)	(28)
Net increase (decrease) in net assets
resulting from operations	$(12)	$(107)	$(7)	$(195)	$(28)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Strategic	ING Strategic
	ING Thornburg	Large Cap	Large Cap	Allocation	Allocation
	Value	Equity	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$1	$33	$-	$166	$149
Total investment income	1	33	-	166	149
Expenses:
Mortality and expense risk
and other charges	2	41	-	57	81
Total expenses	2	41	-	57	81
Net investment income (loss)	(1)	(8)	-	109	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(22)	2	41	(242)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	(22)	2	41	(242)
Net unrealized appreciation
(depreciation) of investments	(39)	(78)	(2)	(143)	(95)
Net realized and unrealized gain (loss)
on investments	(23)	(100)	-	(102)	(337)
Net increase (decrease) in net assets
resulting from operations	$(24)	$(108)	$-	$7	$(269)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING BlackRock
	ING Strategic		Science and
	Allocation	ING Growth	Technology	ING Index Plus	ING Index Plus
	Moderate	and Income	Opportunities	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$289	$28	$-	$64	$51
Total investment income	289	28	-	64	51
Expenses:
Mortality and expense risk
and other charges	124	30	23	41	88
Total expenses	124	30	23	41	88
Net investment income (loss)	165	(2)	(23)	23	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(115)	(34)	104	(70)	(208)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(115)	(34)	104	(70)	(208)
Net unrealized appreciation
(depreciation) of investments	(233)	1	(299)	(15)	109
Net realized and unrealized gain (loss)
on investments	(348)	(33)	(195)	(85)	(99)
Net increase (decrease) in net assets
resulting from operations	$(183)	$(35)	$(218)	$(62)	$(136)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING	ING		ING Russell™	ING Russell™
	ING Index Plus	International	International		Large Cap	Large Cap
	SmallCap	Index	Index		Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class I	Class I	Class S		Class I	Class I
Net investment income (loss)
Income:
Dividends	$31	$19		$1	$487	$127
Total investment income	31	19		1	487	127
Expenses:
Mortality and expense risk
and other charges	51	10		1	540	109
Total expenses	51	10		1	540	109
Net investment income (loss)	(20)	9		-	(53)	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(152)	19		1	1,320	318
Capital gains distributions	-	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(152)	19		1	1,320	318
Net unrealized appreciation
(depreciation) of investments	100	(124)		(8)	(236)	(237)
Net realized and unrealized gain (loss)
on investments	(52)	(105)		(7)	1,084	81
Net increase (decrease) in net assets
resulting from operations	$(72)	$(96)		$(7)	$1,031	$99

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Russell™		ING
	Mid Cap	ING Small	International	ING MidCap	ING SmallCap
	Growth Index	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$3	$1	$288	$-	$-
Total investment income	3	1	288	-	-
Expenses:
Mortality and expense risk
and other charges	12	2	161	376	204
Total expenses	12	2	161	376	204
Net investment income (loss)	(9)	(1)	127	(376)	(204)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	7	(1,186)	1,505	826
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	38	7	(1,186)	1,505	826
Net unrealized appreciation
(depreciation) of investments	(61)	(11)	(787)	(1,577)	(698)
Net realized and unrealized gain (loss)
on investments	(23)	(4)	(1,973)	(72)	128
Net increase (decrease) in net assets
resulting from operations	$(32)	$(5)	$(1,846)	$(448)	$(76)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return	Pioneer High
	Mid-Cap Value	Responsive	Main Street	Portfolio -	Yield VCT
	Portfolio -	Portfolio® -	Small - & Mid-	Administrative	Portfolio -
	Class VC	Class I	Cap Fund®/VA	Class	Class I
Net investment income (loss)
Income:
Dividends	$3	$12	$1	$471	$105
Total investment income	3	12	1	471	105
Expenses:
Mortality and expense risk
and other charges	21	48	2	123	28
Total expenses	21	48	2	123	28
Net investment income (loss)	(18)	(36)	(1)	348	77

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(73)	55	(4)	113	182
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(73)	55	(4)	113	182
Net unrealized appreciation
(depreciation) of investments	13	(177)	(2)	373	(352)
Net realized and unrealized gain (loss)
on investments	(60)	(122)	(6)	486	(170)
Net increase (decrease) in net assets
resulting from operations	$(78)	$(158)	$(7)	$834	$(93)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$85	$-
Total investment income	85	-
Expenses:
Mortality and expense risk
and other charges	53	39
Total expenses	53	39
Net investment income (loss)	32	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(31)
Capital gains distributions	-	254
Total realized gain (loss) on investments
and capital gains distributions	(58)	223
Net unrealized appreciation
(depreciation) of investments	(749)	(335)
Net realized and unrealized gain (loss)
on investments	(807)	(112)
Net increase (decrease) in net assets
resulting from operations	$(775)	$(151)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth Growth-Income		International	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class
Net assets at January 1, 2010	$6,501	$4,429	$4,689	$31,101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	9	42	119
Total realized gain (loss) on investments
and capital gains distributions	(348)	(193)	(192)	(276)
Net unrealized appreciation (depreciation)
of investments	1,596	713	511	4,017
Net increase (decrease) in net assets from operations	1,201	529	361	3,860
Changes from principal transactions:
Premiums	1,744	1,187	1,211	1,667
Death benefits	(13)	(13)	(8)	(68)
Surrenders and withdrawals	(832)	(501)	(364)	(3,634)
Policy loans	(52)	(24)	(36)	68
Contract charges	(10)	(5)	(6)	6
Transfers between Divisions
(including fixed account), net	(199)	175	434	(1,399)
Increase (decrease) in net assets derived from
principal transactions	638	819	1,231	(3,360)
Total increase (decrease) in net assets	1,839	1,348	1,592	500
Net assets at December 31, 2010	8,340	5,777	6,281	31,601

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	15	27	304
Total realized gain (loss) on investments
and capital gains distributions	(85)	(92)	(214)	(436)
Net unrealized appreciation (depreciation)
of investments	(395)	(145)	(894)	35
Net increase (decrease) in net assets from operations	(549)	(222)	(1,081)	(97)
Changes from principal transactions:
Premiums	1,733	1,095	1,193	1,429
Death benefits	(4)	(1)	(2)	(48)
Surrenders and withdrawals	(588)	(380)	(390)	(3,911)
Policy loans	10	(6)	(9)	126
Contract charges	(9)	(4)	(5)	7
Transfers between Divisions
(including fixed account), net	(74)	62	(37)	(1,214)
Increase (decrease) in net assets derived from
principal transactions	1,068	766	750	(3,611)
Total increase (decrease) in net assets	519	544	(331)	(3,708)
Net assets at December 31, 2011	$8,859	$6,321	$5,950	$27,893

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2010	$67,270	$72,083	$15,980	$11,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	367	341	(129)
Total realized gain (loss) on investments
and capital gains distributions	(738)	980	250	6
Net unrealized appreciation (depreciation)
of investments	10,595	7,624	406	-
Net increase (decrease) in net assets from operations	9,739	8,971	997	(123)
Changes from principal transactions:
Premiums	4,459	3,676	1,133	9,005
Death benefits	(208)	(186)	(13)	(16)
Surrenders and withdrawals	(7,954)	(7,679)	(2,154)	(1,632)
Policy loans	115	209	74	66
Contract charges	(7)	8	3	5
Transfers between Divisions
(including fixed account), net	(2,510)	(2,056)	21	(9,132)
Increase (decrease) in net assets derived from
principal transactions	(6,105)	(6,028)	(936)	(1,704)
Total increase (decrease) in net assets	3,634	2,943	61	(1,827)
Net assets at December 31, 2010	70,904	75,026	16,041	9,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	363	276	(121)
Total realized gain (loss) on investments
and capital gains distributions	870	2,405	480	-
Net unrealized appreciation (depreciation)
of investments	(3,111)	(2,318)	129	-
Net increase (decrease) in net assets from operations	(2,524)	450	885	(121)
Changes from principal transactions:
Premiums	4,426	3,281	1,036	4,688
Death benefits	(153)	(156)	(27)	(67)
Surrenders and withdrawals	(7,741)	(7,836)	(2,321)	(1,603)
Policy loans	132	124	1	47
Contract charges	(4)	11	2	3
Transfers between Divisions
(including fixed account), net	(2,552)	(2,184)	(228)	(3,424)
Increase (decrease) in net assets derived from
principal transactions	(5,892)	(6,760)	(1,537)	(356)
Total increase (decrease) in net assets	(8,416)	(6,310)	(652)	(477)
Net assets at December 31, 2011	$62,488	$68,716	$15,389	$9,111

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Franklin Small		ING	ING Artio
	Cap Value	ING Balanced	Intermediate	Foreign
	Securities	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Class 2	Class I	Class I	Service Class
Net assets at January 1, 2010	$2,081	$715	$2,269	$4,622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	10	91	(60)
Total realized gain (loss) on investments
and capital gains distributions	(159)	(23)	(58)	(632)
Net unrealized appreciation (depreciation)
of investments	743	97	154	895
Net increase (decrease) in net assets from operations	570	84	187	203
Changes from principal transactions:
Premiums	443	-	328	502
Death benefits	(3)	(7)	(3)	(5)
Surrenders and withdrawals	(211)	(41)	(316)	(461)
Policy loans	(10)	-	(9)	(22)
Contract charges	(2)	(1)	(2)	(2)
Transfers between Divisions
(including fixed account), net	(28)	(24)	111	(376)
Increase (decrease) in net assets derived from
principal transactions	189	(73)	109	(364)
Total increase (decrease) in net assets	759	11	296	(161)
Net assets at December 31, 2010	2,840	726	2,565	4,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	10	95	19
Total realized gain (loss) on investments
and capital gains distributions	32	(31)	5	(390)
Net unrealized appreciation (depreciation)
of investments	(185)	7	54	(607)
Net increase (decrease) in net assets from operations	(173)	(14)	154	(978)
Changes from principal transactions:
Premiums	550	-	357	425
Death benefits	(6)	-	(7)	(14)
Surrenders and withdrawals	(254)	(123)	(372)	(315)
Policy loans	(1)	-	3	5
Contract charges	(2)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	(139)	(13)	300	(269)
Increase (decrease) in net assets derived from
principal transactions	148	(137)	279	(168)
Total increase (decrease) in net assets	(25)	(151)	433	(1,146)
Net assets at December 31, 2011	$2,815	$575	$2,998	$3,315

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING BlackRock		ING Clarion
		Large Cap	ING BlackRock	Global Real
	ING Artio	Growth	Large Cap	Estate
	Foreign	Portfolio -	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Class	Service Class	Class
Net assets at January 1, 2010	$516	$12,298	$56	$3,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(112)	(1)	267
Total realized gain (loss) on investments
and capital gains distributions	(30)	(529)	(5)	(69)
Net unrealized appreciation (depreciation)
of investments	67	2,050	12	305
Net increase (decrease) in net assets from operations	30	1,409	6	503
Changes from principal transactions:
Premiums	93	673	27	562
Death benefits	-	(19)	-	(14)
Surrenders and withdrawals	(58)	(1,265)	(25)	(456)
Policy loans	1	82	(3)	(17)
Contract charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(5)	(297)	-	66
Increase (decrease) in net assets derived from
principal transactions	30	(825)	(1)	139
Total increase (decrease) in net assets	60	584	5	642
Net assets at December 31, 2010	576	12,882	61	3,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(105)	(1)	89
Total realized gain (loss) on investments
and capital gains distributions	(137)	(392)	6	(35)
Net unrealized appreciation (depreciation)
of investments	23	179	(8)	(299)
Net increase (decrease) in net assets from operations	(113)	(318)	(3)	(245)
Changes from principal transactions:
Premiums	45	619	35	495
Death benefits	-	(19)	-	(3)
Surrenders and withdrawals	(101)	(1,214)	2	(480)
Policy loans	(3)	23	1	3
Contract charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(59)	(351)	(4)	(98)
Increase (decrease) in net assets derived from
principal transactions	(119)	(941)	34	(85)
Total increase (decrease) in net assets	(232)	(1,259)	31	(330)
Net assets at December 31, 2011	$344	$11,623	$92	$3,603

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Invesco
	ING FMRSM			Van Kampen
	Diversified Mid	ING FMRSM	ING Global	Growth and
	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$78	$1,355	$7,717	$9,409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	(33)	(106)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(19)	(613)	(389)
Net unrealized appreciation (depreciation)
of investments	27	438	2,129	1,466
Net increase (decrease) in net assets from operations	25	399	1,483	971
Changes from principal transactions:
Premiums	29	273	1,198	622
Death benefits	-	-	(6)	(31)
Surrenders and withdrawals	(35)	(153)	(850)	(1,050)
Policy loans	(1)	(7)	3	47
Contract charges	-	(1)	(3)	2
Transfers between Divisions
(including fixed account), net	23	211	(419)	(289)
Increase (decrease) in net assets derived from
principal transactions	16	323	(77)	(699)
Total increase (decrease) in net assets	41	722	1,406	272
Net assets at December 31, 2010	119	2,077	9,123	9,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(26)	(80)	(16)
Total realized gain (loss) on investments
and capital gains distributions	8	(7)	(219)	(209)
Net unrealized appreciation (depreciation)
of investments	(24)	(242)	(772)	(86)
Net increase (decrease) in net assets from operations	(18)	(275)	(1,071)	(311)
Changes from principal transactions:
Premiums	37	286	1,186	582
Death benefits	-	-	(8)	(20)
Surrenders and withdrawals	(23)	(147)	(705)	(1,078)
Policy loans	-	(5)	(9)	31
Contract charges	-	(1)	(3)	2
Transfers between Divisions
(including fixed account), net	(10)	33	(16)	(290)
Increase (decrease) in net assets derived from
principal transactions	4	166	445	(773)
Total increase (decrease) in net assets	(14)	(109)	(626)	(1,084)
Net assets at December 31, 2011	$105	$1,968	$8,497	$8,597

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth
	Income	Markets Equity	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service 2 Class	Service Class	Class	Class
Net assets at January 1, 2010	$44	$8,357	$20,047	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(80)	(194)	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	452	(817)	-
Net unrealized appreciation (depreciation)
of investments	17	1,281	5,678	-
Net increase (decrease) in net assets from operations	13	1,653	4,667	-
Changes from principal transactions:
Premiums	63	1,526	1,075	-
Death benefits	-	(17)	(115)	-
Surrenders and withdrawals	(11)	(690)	(2,636)	-
Policy loans	-	(34)	38	-
Contract charges	-	(3)	1	-
Transfers between Divisions
(including fixed account), net	2	325	(740)	-
Increase (decrease) in net assets derived from
principal transactions	54	1,107	(2,377)	-
Total increase (decrease) in net assets	67	2,760	2,290	-
Net assets at December 31, 2010	111	11,117	22,337	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(56)	(181)	(163)
Total realized gain (loss) on investments
and capital gains distributions	(2)	139	(213)	1,004
Net unrealized appreciation (depreciation)
of investments	(1)	(2,268)	(96)	(860)
Net increase (decrease) in net assets from operations	(4)	(2,185)	(490)	(19)
Changes from principal transactions:
Premiums	37	1,550	941	549
Death benefits	-	(46)	(37)	(18)
Surrenders and withdrawals	(1)	(722)	(2,324)	(1,491)
Policy loans	(3)	(14)	10	(4)
Contract charges	-	(2)	3	(1)
Transfers between Divisions
(including fixed account), net	(3)	(732)	(654)	16,171
Increase (decrease) in net assets derived from
principal transactions	30	34	(2,061)	15,206
Total increase (decrease) in net assets	26	(2,151)	(2,551)	15,187
Net assets at December 31, 2011	$137	$8,966	$19,786	$15,187

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Large Cap		ING Liquid
	ING Large Cap	Value	ING Limited	Assets
	Growth	Portfolio -	Maturity Bond	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2010	$-	$1,470	$8,142	$1,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	18	183	(19)
Total realized gain (loss) on investments
and capital gains distributions	-	(84)	(47)	-
Net unrealized appreciation (depreciation)
of investments	-	323	-	-
Net increase (decrease) in net assets from operations	-	257	136	(19)
Changes from principal transactions:
Premiums	-	227	497	242
Death benefits	-	(14)	(21)	(19)
Surrenders and withdrawals	-	(174)	(914)	(684)
Policy loans	-	(1)	(4)	-
Contract charges	-	(1)	1	(1)
Transfers between Divisions
(including fixed account), net	-	26	(270)	372
Increase (decrease) in net assets derived from
principal transactions	-	63	(711)	(90)
Total increase (decrease) in net assets	-	320	(575)	(109)
Net assets at December 31, 2010	-	1,790	7,567	1,505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(9)	122	(23)
Total realized gain (loss) on investments
and capital gains distributions	3	(69)	(57)	-
Net unrealized appreciation (depreciation)
of investments	(3)	117	(80)	-
Net increase (decrease) in net assets from operations	(1)	39	(15)	(23)
Changes from principal transactions:
Premiums	5	342	499	256
Death benefits	-	(6)	(101)	(10)
Surrenders and withdrawals	(7)	(339)	(978)	(247)
Policy loans	-	(11)	(15)	8
Contract charges	-	(1)	2	(1)
Transfers between Divisions
(including fixed account), net	48	619	(245)	268
Increase (decrease) in net assets derived from
principal transactions	46	604	(838)	274
Total increase (decrease) in net assets	45	643	(853)	251
Net assets at December 31, 2011	$45	$2,433	$6,714	$1,756

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Lord
	Abbett Growth	ING Marsico
	and Income	Growth	ING Marsico	ING MFS Total
	Portfolio -	Portfolio -	Growth	Return
	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$644	$645	$95	$2,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(4)	-	(28)
Total realized gain (loss) on investments
and capital gains distributions	(106)	(26)	(3)	(143)
Net unrealized appreciation (depreciation)
of investments	212	142	22	417
Net increase (decrease) in net assets from operations	102	112	19	246
Changes from principal transactions:
Premiums	109	82	18	666
Death benefits	-	-	-	(7)
Surrenders and withdrawals	(136)	(80)	(7)	(242)
Policy loans	1	-	(2)	(4)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(38)	(9)	(1)	(205)
Increase (decrease) in net assets derived from
principal transactions	(64)	(8)	8	206
Total increase (decrease) in net assets	38	104	27	452
Net assets at December 31, 2010	682	749	122	3,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(7)	(2)	37
Total realized gain (loss) on investments
and capital gains distributions	117	(3)	8	(91)
Net unrealized appreciation (depreciation)
of investments	(103)	(14)	(10)	56
Net increase (decrease) in net assets from operations	15	(24)	(4)	2
Changes from principal transactions:
Premiums	3	97	11	566
Death benefits	-	-	-	(1)
Surrenders and withdrawals	(1)	(63)	(26)	(300)
Policy loans	-	1	1	(20)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(699)	(23)	(13)	4
Increase (decrease) in net assets derived from
principal transactions	(697)	11	(27)	247
Total increase (decrease) in net assets	(682)	(13)	(31)	249
Net assets at December 31, 2011	$-	$736	$91	$3,534

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING T. Rowe
	ING MFS Total		ING Pioneer	Price Capital
	Return	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$126	$203	$292	$12,793

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(1)	45
Total realized gain (loss) on investments
and capital gains distributions	(2)	(12)	(16)	(450)
Net unrealized appreciation (depreciation)
of investments	21	48	74	2,023
Net increase (decrease) in net assets from operations	17	36	57	1,618
Changes from principal transactions:
Premiums	94	68	99	1,923
Death benefits	-	-	-	(19)
Surrenders and withdrawals	-	(28)	(6)	(1,701)
Policy loans	-	(2)	(2)	(44)
Contract charges	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	3	6	15	830
Increase (decrease) in net assets derived from
principal transactions	97	44	106	985
Total increase (decrease) in net assets	114	80	163	2,603
Net assets at December 31, 2010	240	283	455	15,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	-	98
Total realized gain (loss) on investments
and capital gains distributions	(9)	8	-	(256)
Net unrealized appreciation (depreciation)
of investments	8	(29)	(33)	404
Net increase (decrease) in net assets from operations	1	(21)	(33)	246
Changes from principal transactions:
Premiums	69	63	82	2,401
Death benefits	-	-	-	(3)
Surrenders and withdrawals	(54)	(15)	(25)	(1,489)
Policy loans	(2)	(1)	(3)	(32)
Contract charges	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	8	(14)	10	1,438
Increase (decrease) in net assets derived from
principal transactions	21	33	64	2,312
Total increase (decrease) in net assets	22	12	31	2,558
Net assets at December 31, 2011	$262	$295	$486	$17,954

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe		ING T. Rowe
	Price Equity	ING T. Rowe	Price
	Income	Price Equity	International	ING U.S. Stock
	Portfolio -	Income	Stock Portfolio -	Index Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2010	$4,350	$312	$16,940	$388

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	2	57	1
Total realized gain (loss) on investments
and capital gains distributions	104	17	(872)	(39)
Net unrealized appreciation (depreciation)
of investments	469	35	2,711	98
Net increase (decrease) in net assets from operations	599	54	1,896	60
Changes from principal transactions:
Premiums	614	101	1,001	121
Death benefits	(7)	-	(52)	-
Surrenders and withdrawals	(459)	(32)	(1,836)	(17)
Policy loans	(7)	(4)	25	(1)
Contract charges	(3)	(1)	(4)	-
Transfers between Divisions
(including fixed account), net	(40)	64	(873)	(38)
Increase (decrease) in net assets derived from
principal transactions	98	128	(1,739)	65
Total increase (decrease) in net assets	697	182	157	125
Net assets at December 31, 2010	5,047	494	17,097	513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	3	371	5
Total realized gain (loss) on investments
and capital gains distributions	153	49	(540)	25
Net unrealized appreciation (depreciation)
of investments	(312)	(61)	(1,949)	(28)
Net increase (decrease) in net assets from operations	(115)	(9)	(2,118)	2
Changes from principal transactions:
Premiums	679	114	841	115
Death benefits	(9)	-	(20)	-
Surrenders and withdrawals	(517)	(64)	(1,717)	(24)
Policy loans	(11)	4	1	(1)
Contract charges	(2)	(1)	(3)	-
Transfers between Divisions
(including fixed account), net	4	(37)	(612)	52
Increase (decrease) in net assets derived from
principal transactions	144	16	(1,510)	142
Total increase (decrease) in net assets	29	7	(3,628)	144
Net assets at December 31, 2011	$5,076	$501	$13,469	$657

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING American	ING American	ING Baron
	ING Money	Century Small-	Century Small-	Small Cap
	Market	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$464	$1,576	$62	$3,127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3)	-	(47)
Total realized gain (loss) on investments
and capital gains distributions	1	(103)	-	(26)
Net unrealized appreciation (depreciation)
of investments	-	440	21	862
Net increase (decrease) in net assets from operations	(4)	334	21	789
Changes from principal transactions:
Premiums	135	250	25	399
Death benefits	-	(1)	-	(1)
Surrenders and withdrawals	(108)	(141)	(2)	(248)
Policy loans	-	(2)	-	3
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(91)	(57)	17	(150)
Increase (decrease) in net assets derived from
principal transactions	(64)	48	40	1
Total increase (decrease) in net assets	(68)	382	61	790
Net assets at December 31, 2010	396	1,958	123	3,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(4)	(1)	(58)
Total realized gain (loss) on investments
and capital gains distributions	-	451	(1)	52
Net unrealized appreciation (depreciation)
of investments	-	(546)	(4)	39
Net increase (decrease) in net assets from operations	(4)	(99)	(6)	33
Changes from principal transactions:
Premiums	180	263	21	500
Death benefits	-	(22)	-	(4)
Surrenders and withdrawals	(243)	(176)	(14)	(354)
Policy loans	-	(5)	-	6
Contract charges	-	-	-	(2)
Transfers between Divisions
(including fixed account), net	(125)	(6)	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(188)	54	8	142
Total increase (decrease) in net assets	(192)	(45)	2	175
Net assets at December 31, 2011	$204	$1,913	$125	$4,092

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Baron			ING Fidelity®
	Small Cap	ING Davis New	ING Davis New	VIP
	Growth	York Venture	York Venture	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2010	$157	$929	$83	$1,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(7)	(1)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(26)	(4)	(150)
Net unrealized appreciation (depreciation)
of investments	52	148	14	381
Net increase (decrease) in net assets from operations	45	115	9	223
Changes from principal transactions:
Premiums	42	201	24	279
Death benefits	(2)	-	-	(4)
Surrenders and withdrawals	(30)	(91)	(6)	(260)
Policy loans	-	(4)	-	(4)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	15	67	(7)	163
Increase (decrease) in net assets derived from
principal transactions	25	172	11	172
Total increase (decrease) in net assets	70	287	20	395
Net assets at December 31, 2010	227	1,216	103	1,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(2)	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	1	(34)	(6)	(157)
Net unrealized appreciation (depreciation)
of investments	5	(40)	(5)	98
Net increase (decrease) in net assets from operations	3	(76)	(11)	(70)
Changes from principal transactions:
Premiums	37	266	22	276
Death benefits	(2)	(22)	(1)	(1)
Surrenders and withdrawals	(43)	(136)	(51)	(211)
Policy loans	-	(4)	-	(2)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(15)	(65)	1	(118)
Increase (decrease) in net assets derived from
principal transactions	(23)	38	(29)	(58)
Total increase (decrease) in net assets	(20)	(38)	(40)	(128)
Net assets at December 31, 2011	$207	$1,178	$63	$1,557

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Fidelity®			ING Invesco
	VIP Equity-	ING Fidelity®		Van Kampen
	Income	VIP Mid Cap	ING Global	Comstock
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2010	$298	$356	$404	$4,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	7	10
Total realized gain (loss) on investments
and capital gains distributions	(53)	(8)	3	(163)
Net unrealized appreciation (depreciation)
of investments	91	112	46	749
Net increase (decrease) in net assets from operations	39	100	56	596
Changes from principal transactions:
Premiums	38	58	80	595
Death benefits	-	-	-	(8)
Surrenders and withdrawals	(45)	(17)	(112)	(397)
Policy loans	2	-	1	(2)
Contract charges	-	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	3	-	23	(236)
Increase (decrease) in net assets derived from
principal transactions	(2)	40	(8)	(49)
Total increase (decrease) in net assets	37	140	48	547
Net assets at December 31, 2010	335	496	452	4,911

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	23	13
Total realized gain (loss) on investments
and capital gains distributions	(26)	(10)	27	(114)
Net unrealized appreciation (depreciation)
of investments	21	(43)	(38)	(82)
Net increase (decrease) in net assets from operations	(5)	(59)	12	(183)
Changes from principal transactions:
Premiums	63	64	82	549
Death benefits	-	-	(6)	(1)
Surrenders and withdrawals	(48)	(49)	(122)	(404)
Policy loans	2	-	1	(31)
Contract charges	(1)	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(8)	(29)	14	10
Increase (decrease) in net assets derived from
principal transactions	8	(15)	(32)	122
Total increase (decrease) in net assets	3	(74)	(20)	(61)
Net assets at December 31, 2011	$338	$422	$432	$4,850

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Equity and	Equity and	ING JPMorgan
	Comstock	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$189	$9,777	$221	$5,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	42	-	(22)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(271)	(15)	(158)
Net unrealized appreciation (depreciation)
of investments	36	1,197	35	1,257
Net increase (decrease) in net assets from operations	25	968	20	1,077
Changes from principal transactions:
Premiums	36	549	47	639
Death benefits	(4)	(44)	(8)	(8)
Surrenders and withdrawals	(27)	(1,183)	(85)	(584)
Policy loans	-	(25)	-	-
Contract charges	-	(3)	-	-
Transfers between Divisions
(including fixed account), net	7	(277)	-	(412)
Increase (decrease) in net assets derived from
principal transactions	12	(983)	(46)	(365)
Total increase (decrease) in net assets	37	(15)	(26)	712
Net assets at December 31, 2010	226	9,762	195	5,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	75	1	(19)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(118)	1	(12)
Net unrealized appreciation (depreciation)
of investments	23	(193)	(5)	62
Net increase (decrease) in net assets from operations	(4)	(236)	(3)	31
Changes from principal transactions:
Premiums	10	418	63	615
Death benefits	-	(14)	-	(5)
Surrenders and withdrawals	(66)	(936)	(34)	(479)
Policy loans	1	(10)	-	(12)
Contract charges	-	(2)	-	1
Transfers between Divisions
(including fixed account), net	(9)	(129)	(35)	(95)
Increase (decrease) in net assets derived from
principal transactions	(64)	(673)	(6)	25
Total increase (decrease) in net assets	(68)	(909)	(9)	56
Net assets at December 31, 2011	$158	$8,853	$186	$5,948

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Legg Mason	ING Legg Mason
		ClearBridge	ClearBridge	ING
	ING JPMorgan	Aggressive	Aggressive	Oppenheimer
	Mid Cap Value	Growth	Growth	Global
	Portfolio -	Portfolio - Initial	Portfolio - Service	Portfolio -
	Service Class	Class	Class	Initial Class
Net assets at January 1, 2010	$251	$14,646	$17	$39,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(207)	-	93
Total realized gain (loss) on investments
and capital gains distributions	(14)	(269)	-	177
Net unrealized appreciation (depreciation)
of investments	74	3,596	9	5,021
Net increase (decrease) in net assets from operations	58	3,120	9	5,291
Changes from principal transactions:
Premiums	35	641	20	2,084
Death benefits	-	(81)	-	(101)
Surrenders and withdrawals	(22)	(1,641)	-	(4,200)
Policy loans	(2)	74	-	62
Contract charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	(5)	(297)	5	(1,397)
Increase (decrease) in net assets derived from
principal transactions	6	(1,306)	25	(3,552)
Total increase (decrease) in net assets	64	1,814	34	1,739
Net assets at December 31, 2010	315	16,460	51	41,101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	44	-	20
Total realized gain (loss) on investments
and capital gains distributions	7	801	9	592
Net unrealized appreciation (depreciation)
of investments	(4)	(600)	(8)	(4,148)
Net increase (decrease) in net assets from operations	1	245	1	(3,536)
Changes from principal transactions:
Premiums	26	29	-	1,894
Death benefits	(2)	-	-	(77)
Surrenders and withdrawals	(61)	(94)	-	(4,700)
Policy loans	2	6	-	50
Contract charges	-	-	-	3
Transfers between Divisions
(including fixed account), net	(46)	(16,646)	(52)	(901)
Increase (decrease) in net assets derived from
principal transactions	(81)	(16,705)	(52)	(3,731)
Total increase (decrease) in net assets	(80)	(16,460)	(51)	(7,267)
Net assets at December 31, 2011	$235	$-	$-	$33,834

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Global	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$283	$8,901	$896	$6,767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	230	21	273
Total realized gain (loss) on investments
and capital gains distributions	(27)	98	36	1,004
Net unrealized appreciation (depreciation)
of investments	74	301	-	(370)
Net increase (decrease) in net assets from operations	48	629	57	907
Changes from principal transactions:
Premiums	96	2,175	243	447
Death benefits	-	(55)	-	(22)
Surrenders and withdrawals	(95)	(1,289)	(75)	(710)
Policy loans	-	(98)	(8)	(14)
Contract charges	-	(4)	(1)	-
Transfers between Divisions
(including fixed account), net	107	2,028	(4)	(1,320)
Increase (decrease) in net assets derived from
principal transactions	108	2,757	155	(1,619)
Total increase (decrease) in net assets	156	3,386	212	(712)
Net assets at December 31, 2010	439	12,287	1,108	6,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	233	25	263
Total realized gain (loss) on investments
and capital gains distributions	(17)	437	54	770
Net unrealized appreciation (depreciation)
of investments	(35)	(415)	(60)	(1,161)
Net increase (decrease) in net assets from operations	(53)	255	19	(128)
Changes from principal transactions:
Premiums	122	1,854	226	456
Death benefits	-	(126)	(5)	(19)
Surrenders and withdrawals	(45)	(1,140)	(263)	(634)
Policy loans	1	(26)	4	4
Contract charges	(1)	(3)	(1)	-
Transfers between Divisions
(including fixed account), net	(8)	589	318	(100)
Increase (decrease) in net assets derived from
principal transactions	69	1,148	279	(293)
Total increase (decrease) in net assets	16	1,403	298	(421)
Net assets at December 31, 2011	$455	$13,690	$1,406	$5,634

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$1,519	$655	$2,438	$1,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	8	13	2
Total realized gain (loss) on investments
and capital gains distributions	(18)	-	(3)	(49)
Net unrealized appreciation (depreciation)
of investments	201	72	377	138
Net increase (decrease) in net assets from operations	206	80	387	91
Changes from principal transactions:
Premiums	659	243	649	124
Death benefits	-	-	-	-
Surrenders and withdrawals	(92)	(15)	4	3
Policy loans	8	(1)	(10)	2
Contract charges	(2)	(1)	(3)	(1)
Transfers between Divisions
(including fixed account), net	201	14	103	(252)
Increase (decrease) in net assets derived from
principal transactions	774	240	743	(124)
Total increase (decrease) in net assets	980	320	1,130	(33)
Net assets at December 31, 2010	2,499	975	3,568	973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	20	36	8
Total realized gain (loss) on investments
and capital gains distributions	38	33	11	(6)
Net unrealized appreciation (depreciation)
of investments	(156)	(74)	(223)	(52)
Net increase (decrease) in net assets from operations	(61)	(21)	(176)	(50)
Changes from principal transactions:
Premiums	700	226	689	137
Death benefits	-	-	(3)	-
Surrenders and withdrawals	(194)	(115)	(104)	(2)
Policy loans	(38)	5	(26)	(5)
Contract charges	(2)	(1)	(4)	(1)
Transfers between Divisions
(including fixed account), net	44	60	48	(15)
Increase (decrease) in net assets derived from
principal transactions	510	175	600	114
Total increase (decrease) in net assets	449	154	424	64
Net assets at December 31, 2011	$2,948	$1,129	$3,992	$1,037

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$979	$291	$545	$224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(14)	(6)	(8)	5
Net unrealized appreciation (depreciation)
of investments	218	50	127	61
Net increase (decrease) in net assets from operations	205	43	117	64
Changes from principal transactions:
Premiums	664	36	331	348
Death benefits	(2)	-	(2)	-
Surrenders and withdrawals	(15)	3	(17)	(15)
Policy loans	(11)	1	(1)	2
Contract charges	(3)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	39	9	160	33
Increase (decrease) in net assets derived from
principal transactions	672	48	469	368
Total increase (decrease) in net assets	877	91	586	432
Net assets at December 31, 2010	1,856	382	1,131	656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	1	1	(2)
Total realized gain (loss) on investments
and capital gains distributions	(3)	(5)	51	5
Net unrealized appreciation (depreciation)
of investments	(146)	(19)	(139)	(51)
Net increase (decrease) in net assets from operations	(140)	(23)	(87)	(48)
Changes from principal transactions:
Premiums	679	35	558	78
Death benefits	-	-	-	-
Surrenders and withdrawals	(60)	(18)	(34)	(5)
Policy loans	(8)	(1)	(7)	-
Contract charges	(3)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	56	(3)	(178)	(4)
Increase (decrease) in net assets derived from
principal transactions	664	12	337	69
Total increase (decrease) in net assets	524	(11)	250	21
Net assets at December 31, 2011	$2,380	$371	$1,381	$677

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$2,964	$194	$42,710	$71

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	2	(486)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(18)	16	(1,131)	2
Net unrealized appreciation (depreciation)
of investments	194	(7)	12,232	28
Net increase (decrease) in net assets from operations	240	11	10,615	28
Changes from principal transactions:
Premiums	54	68	2,114	22
Death benefits	-	-	(129)	-
Surrenders and withdrawals	(118)	(130)	(4,933)	(19)
Policy loans	(31)	(2)	57	-
Contract charges	(2)	-	(14)	-
Transfers between Divisions
(including fixed account), net	(3)	11	(1,640)	56
Increase (decrease) in net assets derived from
principal transactions	(100)	(53)	(4,545)	59
Total increase (decrease) in net assets	140	(42)	6,070	87
Net assets at December 31, 2010	3,104	152	48,780	158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	6	(503)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(17)	5	(363)	5
Net unrealized appreciation (depreciation)
of investments	(91)	(15)	(1,334)	(14)
Net increase (decrease) in net assets from operations	(21)	(4)	(2,200)	(12)
Changes from principal transactions:
Premiums	42	79	1,888	40
Death benefits	-	-	(98)	-
Surrenders and withdrawals	(223)	(8)	(4,922)	(5)
Policy loans	(9)	4	(64)	(1)
Contract charges	(1)	-	(11)	-
Transfers between Divisions
(including fixed account), net	31	(16)	(1,352)	2
Increase (decrease) in net assets derived from
principal transactions	(160)	59	(4,559)	36
Total increase (decrease) in net assets	(181)	55	(6,759)	24
Net assets at December 31, 2011	$2,923	$207	$42,021	$182

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$3,194	$110	$854	$119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(2)	10	1
Total realized gain (loss) on investments
and capital gains distributions	(25)	(4)	(32)	(1)
Net unrealized appreciation (depreciation)
of investments	567	27	121	13
Net increase (decrease) in net assets from operations	497	21	99	13
Changes from principal transactions:
Premiums	464	39	326	41
Death benefits	(8)	-	-	-
Surrenders and withdrawals	(208)	(7)	(23)	(2)
Policy loans	1	(1)	-	-
Contract charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	26	26	12	22
Increase (decrease) in net assets derived from
principal transactions	274	57	314	61
Total increase (decrease) in net assets	771	78	413	74
Net assets at December 31, 2010	3,965	188	1,267	193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(3)	8	-
Total realized gain (loss) on investments
and capital gains distributions	(15)	26	65	(9)
Net unrealized appreciation (depreciation)
of investments	(40)	(30)	(268)	(19)
Net increase (decrease) in net assets from operations	(107)	(7)	(195)	(28)
Changes from principal transactions:
Premiums	456	47	278	43
Death benefits	(5)	-	(23)	(1)
Surrenders and withdrawals	(241)	(9)	(33)	(21)
Policy loans	(2)	(1)	(11)	-
Contract charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(431)	10	44	(8)
Increase (decrease) in net assets derived from
principal transactions	(224)	47	254	13
Total increase (decrease) in net assets	(331)	40	59	(15)
Net assets at December 31, 2011	$3,634	$228	$1,326	$178

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Strategic
	ING Thornburg	Large Cap	Large Cap	Allocation
	Value	Equity	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class I
Net assets at January 1, 2010	$93	$3,051	$7	$3,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(13)	-	102
Total realized gain (loss) on investments
and capital gains distributions	1	(72)	-	(242)
Net unrealized appreciation (depreciation)
of investments	10	422	1	491
Net increase (decrease) in net assets from operations	11	337	1	351
Changes from principal transactions:
Premiums	14	156	6	474
Death benefits	-	(3)	-	-
Surrenders and withdrawals	(7)	(360)	-	(294)
Policy loans	(1)	22	-	(13)
Contract charges	-	1	-	(3)
Transfers between Divisions
(including fixed account), net	48	(105)	-	(473)
Increase (decrease) in net assets derived from
principal transactions	54	(289)	6	(309)
Total increase (decrease) in net assets	65	48	7	42
Net assets at December 31, 2010	158	3,099	14	3,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(8)	-	109
Total realized gain (loss) on investments
and capital gains distributions	16	(22)	2	41
Net unrealized appreciation (depreciation)
of investments	(39)	(78)	(2)	(143)
Net increase (decrease) in net assets from operations	(24)	(108)	-	7
Changes from principal transactions:
Premiums	15	126	3	573
Death benefits	-	(2)	-	-
Surrenders and withdrawals	(12)	(317)	(5)	(411)
Policy loans	-	20	-	2
Contract charges	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	(1)	(63)	-	138
Increase (decrease) in net assets derived from
principal transactions	2	(236)	(2)	299
Total increase (decrease) in net assets	(22)	(344)	(2)	306
Net assets at December 31, 2011	$136	$2,755	$12	$4,033

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	ING Growth	Technology
	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$4,363	$6,462	$1,592	$1,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	177	(2)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(401)	(523)	(94)	1
Net unrealized appreciation (depreciation)
of investments	839	1,109	370	225
Net increase (decrease) in net assets from operations	539	763	274	208
Changes from principal transactions:
Premiums	1,080	1,815	173	306
Death benefits	-	(6)	(3)	(6)
Surrenders and withdrawals	(274)	(880)	(256)	(130)
Policy loans	(47)	26	4	(13)
Contract charges	(7)	(10)	-	(1)
Transfers between Divisions
(including fixed account), net	(239)	103	425	(17)
Increase (decrease) in net assets derived from
principal transactions	513	1,048	343	139
Total increase (decrease) in net assets	1,052	1,811	617	347
Net assets at December 31, 2010	5,415	8,273	2,209	1,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	165	(2)	(23)
Total realized gain (loss) on investments
and capital gains distributions	(242)	(115)	(34)	104
Net unrealized appreciation (depreciation)
of investments	(95)	(233)	1	(299)
Net increase (decrease) in net assets from operations	(269)	(183)	(35)	(218)
Changes from principal transactions:
Premiums	1,026	1,800	176	378
Death benefits	(50)	-	(3)	-
Surrenders and withdrawals	(234)	(472)	(214)	(85)
Policy loans	2	(72)	8	(2)
Contract charges	(6)	(12)	(1)	(1)
Transfers between Divisions
(including fixed account), net	4	(192)	(34)	9
Increase (decrease) in net assets derived from
principal transactions	742	1,052	(68)	299
Total increase (decrease) in net assets	473	869	(103)	81
Net assets at December 31, 2011	$5,888	$9,142	$2,106	$1,615

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	LargeCap	MidCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$2,861	$6,024	$3,329	$751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(21)	(24)	18
Total realized gain (loss) on investments
and capital gains distributions	(249)	(579)	(273)	(1)
Net unrealized appreciation (depreciation)
of investments	536	1,743	972	28
Net increase (decrease) in net assets from operations	304	1,143	675	45
Changes from principal transactions:
Premiums	193	533	304	6
Death benefits	(16)	(26)	(10)	-
Surrenders and withdrawals	(340)	(808)	(432)	(1)
Policy loans	11	(9)	6	-
Contract charges	-	(2)	(1)	-
Transfers between Divisions
(including fixed account), net	(214)	(325)	(22)	7
Increase (decrease) in net assets derived from
principal transactions	(366)	(637)	(155)	12
Total increase (decrease) in net assets	(62)	506	520	57
Net assets at December 31, 2010	2,799	6,530	3,849	808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	(37)	(20)	9
Total realized gain (loss) on investments
and capital gains distributions	(70)	(208)	(152)	19
Net unrealized appreciation (depreciation)
of investments	(15)	109	100	(124)
Net increase (decrease) in net assets from operations	(62)	(136)	(72)	(96)
Changes from principal transactions:
Premiums	176	462	315	6
Death benefits	(5)	(6)	(2)	-
Surrenders and withdrawals	(264)	(776)	(396)	(14)
Policy loans	14	10	(5)	-
Contract charges	1	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	(48)	(379)	(275)	(62)
Increase (decrease) in net assets derived from
principal transactions	(126)	(690)	(364)	(70)
Total increase (decrease) in net assets	(188)	(826)	(436)	(166)
Net assets at December 31, 2011	$2,611	$5,704	$3,413	$642

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™		ING Russell™
	ING	Large Cap	ING Russell™	Mid Cap
	International	Growth Index	Large Cap	Growth Index
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S
Net assets at January 1, 2010	$43	$39,508	$8,545	$541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(270)	170	(7)
Total realized gain (loss) on investments
and capital gains distributions	-	726	209	23
Net unrealized appreciation (depreciation)
of investments	2	3,597	433	137
Net increase (decrease) in net assets from operations	3	4,053	812	153
Changes from principal transactions:
Premiums	82	1,830	447	54
Death benefits	-	(83)	(4)	-
Surrenders and withdrawals	(80)	(4,398)	(1,097)	(31)
Policy loans	-	232	44	1
Contract charges	(1)	-	1	-
Transfers between Divisions
(including fixed account), net	5	(1,327)	(460)	107
Increase (decrease) in net assets derived from
principal transactions	6	(3,746)	(1,069)	131
Total increase (decrease) in net assets	9	307	(257)	284
Net assets at December 31, 2010	52	39,815	8,288	825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(53)	18	(9)
Total realized gain (loss) on investments
and capital gains distributions	1	1,320	318	38
Net unrealized appreciation (depreciation)
of investments	(8)	(236)	(237)	(61)
Net increase (decrease) in net assets from operations	(7)	1,031	99	(32)
Changes from principal transactions:
Premiums	117	1,566	365	116
Death benefits	-	(42)	(4)	-
Surrenders and withdrawals	(147)	(4,283)	(1,122)	(99)
Policy loans	(1)	101	13	(4)
Contract charges	(1)	(1)	1	-
Transfers between Divisions
(including fixed account), net	23	(1,857)	(425)	58
Increase (decrease) in net assets derived from
principal transactions	(9)	(4,516)	(1,172)	71
Total increase (decrease) in net assets	(16)	(3,485)	(1,073)	39
Net assets at December 31, 2011	$36	$36,330	$7,215	$864

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING
	ING Small	International	ING MidCap	ING SmallCap
	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$52	$14,714	$23,675	$12,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	87	(164)	(186)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1,223)	1,153	549
Net unrealized appreciation (depreciation)
of investments	27	1,196	5,350	3,263
Net increase (decrease) in net assets from operations	25	60	6,339	3,626
Changes from principal transactions:
Premiums	31	775	1,032	670
Death benefits	-	(73)	(118)	(23)
Surrenders and withdrawals	(3)	(1,413)	(2,918)	(1,311)
Policy loans	(1)	29	31	36
Contract charges	-	-	(6)	(4)
Transfers between Divisions
(including fixed account), net	64	(1,197)	(617)	(308)
Increase (decrease) in net assets derived from
principal transactions	91	(1,879)	(2,596)	(940)
Total increase (decrease) in net assets	116	(1,819)	3,743	2,686
Net assets at December 31, 2010	168	12,895	27,418	15,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	127	(376)	(204)
Total realized gain (loss) on investments
and capital gains distributions	7	(1,186)	1,505	826
Net unrealized appreciation (depreciation)
of investments	(11)	(787)	(1,577)	(698)
Net increase (decrease) in net assets from operations	(5)	(1,846)	(448)	(76)
Changes from principal transactions:
Premiums	2	615	968	637
Death benefits	-	(19)	(47)	(15)
Surrenders and withdrawals	(7)	(1,495)	(2,991)	(1,552)
Policy loans	-	51	41	(26)
Contract charges	-	1	(3)	(4)
Transfers between Divisions
(including fixed account), net	(23)	(778)	(264)	(347)
Increase (decrease) in net assets derived from
principal transactions	(28)	(1,625)	(2,296)	(1,307)
Total increase (decrease) in net assets	(33)	(3,471)	(2,744)	(1,383)
Net assets at December 31, 2011	$135	$9,424	$24,674	$13,843

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return
	Mid-Cap Value	Responsive	Main Street	Portfolio -
	Portfolio -	Portfolio® -	Small- & Mid-	Administrative
	Class VC	Class I	Cap Fund®/VA	Class
Net assets at January 1, 2010	$1,148	$2,971	$124	$5,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(42)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	(136)	22	(7)	51
Net unrealized appreciation (depreciation)
of investments	419	624	34	340
Net increase (decrease) in net assets from operations	270	604	26	394
Changes from principal transactions:
Premiums	214	291	34	1,549
Death benefits	(1)	(4)	-	(4)
Surrenders and withdrawals	(105)	(326)	(44)	(667)
Policy loans	1	3	-	(31)
Contract charges	(1)	-	-	(5)
Transfers between Divisions
(including fixed account), net	(111)	(143)	(4)	524
Increase (decrease) in net assets derived from
principal transactions	(3)	(179)	(14)	1,366
Total increase (decrease) in net assets	267	425	12	1,760
Net assets at December 31, 2010	1,415	3,396	136	7,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(36)	(1)	348
Total realized gain (loss) on investments
and capital gains distributions	(73)	55	(4)	113
Net unrealized appreciation (depreciation)
of investments	13	(177)	(2)	373
Net increase (decrease) in net assets from operations	(78)	(158)	(7)	834
Changes from principal transactions:
Premiums	218	348	36	2,053
Death benefits	(5)	(3)	-	(101)
Surrenders and withdrawals	(146)	(304)	(12)	(1,125)
Policy loans	-	15	3	(65)
Contract charges	(1)	-	-	(5)
Transfers between Divisions
(including fixed account), net	50	(8)	(9)	1,070
Increase (decrease) in net assets derived from
principal transactions	116	48	18	1,827
Total increase (decrease) in net assets	38	(110)	11	2,661
Net assets at December 31, 2011	$1,453	$3,286	$147	$10,375

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Pioneer High
	Yield VCT
	Portfolio -
	Class I	Wanger Select	Wanger USA
Net assets at January 1, 2010	$1,634	$3,179	$2,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	(29)	(30)
Total realized gain (loss) on investments
and capital gains distributions	(68)	(21)	(84)
Net unrealized appreciation (depreciation)
of investments	270	862	552
Net increase (decrease) in net assets from operations	274	812	438
Changes from principal transactions:
Premiums	289	362	313
Death benefits	(1)	(9)	(2)
Surrenders and withdrawals	(327)	(382)	(242)
Policy loans	(4)	(3)	(19)
Contract charges	-	(1)	(2)
Transfers between Divisions
(including fixed account), net	(37)	166	61
Increase (decrease) in net assets derived from
principal transactions	(80)	133	109
Total increase (decrease) in net assets	194	945	547
Net assets at December 31, 2010	1,828	4,124	2,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	32	(39)
Total realized gain (loss) on investments
and capital gains distributions	182	(58)	223
Net unrealized appreciation (depreciation)
of investments	(352)	(749)	(335)
Net increase (decrease) in net assets from operations	(93)	(775)	(151)
Changes from principal transactions:
Premiums	468	431	439
Death benefits	(2)	(5)	-
Surrenders and withdrawals	(254)	(420)	(215)
Policy loans	(13)	(6)	(13)
Contract charges	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(141)	(116)	26
Increase (decrease) in net assets derived from
principal transactions	57	(117)	236
Total increase (decrease) in net assets	(36)	(892)	85
Net assets at December 31, 2011	$1,792	$3,232	$2,637

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1	.	Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly
Northern Life Separate Account One, was established by Northern Life Insurance
Company (“Northern Life”) to support the operations of variable annuity contracts
(“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company
(“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2011, the Account had 104 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 88 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC
(“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions with asset balances at December 31, 2011, and related Trusts are as follows:
		American Funds Insurance Series:	Fidelity® Variable Insurance Products II:
		American Funds Insurance Series® Growth Fund -	Fidelity® VIP Contrafund® Portfolio - Initial Class
		Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class
		American Funds Insurance Series® Growth-Income	Fidelity® Variable Insurance Products V:
		Fund - Class 2	Fidelity® VIP Investment Grade Bond Portfolio -
		American Funds Insurance Series® International	Initial Class
		Fund - Class 2	Fidelity® VIP Money Market Portfolio - Initial Class
		Fidelity® Variable Insurance Products:	Franklin Templeton Variable Insurance Products Trust:
		Fidelity® VIP Equity-Income Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

74

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Balanced Portfolio, Inc.:	ING Partners, Inc. (continued):
ING Balanced Portfolio - Class I	ING Davis New York Venture Portfolio - Initial Class
ING Intermediate Bond Portfolio:	ING Davis New York Venture Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING Fidelity® VIP Contrafund® Portfolio - Service
ING Investors Trust:	Class
ING Artio Foreign Portfolio - Service Class	ING Fidelity® VIP Equity-Income Portfolio - Service
ING Artio Foreign Portfolio - Service 2 Class	Class
ING BlackRock Large Cap Growth Portfolio -	ING Fidelity® VIP Mid Cap Portfolio - Service Class
Institutional Class	ING Global Bond Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Initial
Class	Class
ING Clarion Global Real Estate Portfolio -	ING Invesco Van Kampen Comstock Portfolio -
Institutional Class	Service Class
ING FMRSM Diversified Mid Cap Portfolio -	ING Invesco Van Kampen Equity and Income
Institutional Class	Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Invesco Van Kampen Equity and Income
Class	Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Invesco Van Kampen Growth and Income	ING JPMorgan Mid Cap Value Portfolio - Service
Portfolio - Service Class	Class
ING Invesco Van Kampen Growth and Income	ING Oppenheimer Global Portfolio - Initial Class
Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING PIMCO Total Return Portfolio - Initial Class
Service Class	ING PIMCO Total Return Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Pioneer High Yield Portfolio - Initial Class
Institutional Class	ING Solution 2015 Portfolio - Initial Class
ING Large Cap Growth Portfolio - Institutional	ING Solution 2015 Portfolio - Service Class
Class**	ING Solution 2025 Portfolio - Initial Class
ING Large Cap Growth Portfolio - Service Class**	ING Solution 2025 Portfolio - Service Class
ING Large Cap Value Portfolio - Institutional Class	ING Solution 2035 Portfolio - Initial Class
ING Limited Maturity Bond Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class	ING Solution 2045 Portfolio - Initial Class
ING Marsico Growth Portfolio - Institutional Class	ING Solution 2045 Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class	ING Solution Income Portfolio - Initial Class
ING MFS Total Return Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Pioneer Fund Portfolio - Service Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING T. Rowe Price Capital Appreciation Portfolio -	Portfolio - Service Class
Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING T. Rowe Price Equity Income Portfolio -	Class
Institutional Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING T. Rowe Price Equity Income Portfolio - Service	Class
Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING T. Rowe Price International Stock Portfolio -	ING Templeton Foreign Equity Portfolio - Service
Institutional Class	Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Thornburg Value Portfolio - Service Class
ING Money Market Portfolio:	ING UBS U.S. Large Cap Equity Portfolio - Initial
ING Money Market Portfolio - Class I	Class
ING Partners, Inc.:	ING UBS U.S. Large Cap Equity Portfolio - Service
ING American Century Small-Mid Cap Value	Class
Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
ING American Century Small-Mid Cap Value	ING Strategic Allocation Conservative Portfolio -
Portfolio - Service Class	Class I
ING Baron Small Cap Growth Portfolio - Initial Class	ING Strategic Allocation Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service	ING Strategic Allocation Moderate Portfolio - Class I
Class

75

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Variable Funds:	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING Variable Portfolios, Inc.:	Class VC
ING BlackRock Science and Technology	Neuberger Berman Advisers Management Trust:
Opportunities Portfolio - Class I	Neuberger Berman AMT Socially Responsive
ING Index Plus LargeCap Portfolio - Class I	Portfolio® - Class I
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Variable Account Funds:
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer Main Street Small- & Mid-Cap
ING International Index Portfolio - Class I	Fund®/VA
ING International Index Portfolio - Class S	PIMCO Variable Insurance Trust:
ING RussellTM Large Cap Growth Index Portfolio -	PIMCO Real Return Portfolio - Administrative Class
Class I	Pioneer Variable Contracts Trust:
ING RussellTM Large Cap Index Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
ING RussellTM Mid Cap Growth Index Portfolio -	Wanger Advisors Trust:
Class S	Wanger Select
ING Small Company Portfolio - Class I	Wanger USA
ING Variable Products Trust:
ING International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I	** Division was added to the list in 2011
ING SmallCap Opportunities Portfolio - Class I

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service 2 Class	Service 2 Class
ING Large Cap Value Portfolio - Institutional Class	ING Pioneer Equity Income Portfolio - Institutional
Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Institutional Class	Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio -
Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Initial Class
Initial Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service Class
Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Initial Class	Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Service Class	Service Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA
Fund®/VA

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class

76

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2	.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of
ReliaStar Life.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders

77

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3	.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

78

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

4	.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

		§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
		§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
			a)	Quoted prices for similar assets or liabilities in active markets;
			b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
			c)	Inputs other than quoted market prices that are observable; and
			d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
		§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

5	.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ReliaStar Life’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve transfers in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.

80

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6	.	Related Party Transactions

During the year ended December 31, 2011, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc.
and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Money Market Portfolio, ING Strategic Allocation Portfolios Inc., ING Variable
Funds, ING Variable Portfolios, and Inc., ING Variable Products Trust. The Trusts’
advisory agreement provided for a fee at annual rates ranging from 0.08% to 0.95% of the average net assets of each respective Fund of the Trust.

81

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7	.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$1,510	$511	$1,414	$823
American Funds Insurance Series® Growth-Income Fund - Class 2	1,187	406	1,305	477
American Funds Insurance Series® International Fund - Class 2	1,239	462	1,670	397
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	994	4,299	750	3,991
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,659	7,832	1,380	7,573
Fidelity® VIP Index 500 Portfolio - Initial Class	4,648	9,307	3,481	7,785
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,722	2,569	1,693	2,114
Fidelity® VIP Money Market Portfolio - Initial Class	5,419	5,896	7,960	9,786
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	667	540	561	386
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	27	154	20	84
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,014	640	913	713
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	395	543	543	967
ING Artio Foreign Portfolio - Service 2 Class	91	209	82	60
ING BlackRock Large Cap Growth Portfolio - Institutional Class	445	1,491	362	1,299
ING BlackRock Large Cap Growth Portfolio - Service Class	55	22	28	30
ING Clarion Global Real Estate Portfolio - Institutional Class	608	604	934	529
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	33	30	53	38
ING FMRSM Diversified Mid Cap Portfolio - Service Class	389	249	478	175
ING Global Resources Portfolio - Service Class	1,469	1,104	1,574	1,684
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	360	1,148	370	1,175
ING Invesco Van Kampen Growth and Income Portfolio - Service 2
Class	38	9	63	9
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,618	1,297	2,914	1,362
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	362	2,603	397	2,968
ING Large Cap Growth Portfolio - Institutional Class	17,876	1,816	-	-
ING Large Cap Growth Portfolio - Service Class	60	12	-	-
ING Large Cap Value Portfolio - Institutional Class	1,044	448	331	250
ING Limited Maturity Bond Portfolio - Service Class	756	1,472	769	1,296
ING Liquid Assets Portfolio - Institutional Class	923	672	991	1,101
ING Lord Abbett Growth and Income Portfolio - Institutional Class	3	699	144	213
ING Marsico Growth Portfolio - Institutional Class	143	139	116	129
ING Marsico Growth Portfolio - Service Class	21	49	24	16
ING MFS Total Return Portfolio - Service Class	635	352	645	466
ING MFS Total Return Portfolio - Service 2 Class	81	57	101	7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Service Class	$114	$81	$94	$51
ING Pioneer Mid Cap Value Portfolio - Service Class	100	37	160	55
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	3,905	1,495	2,977	1,947
ING T. Rowe Price Equity Income Portfolio - Institutional Class	794	605	707	584
ING T. Rowe Price Equity Income Portfolio - Service Class	203	184	184	55
ING T. Rowe Price International Stock Portfolio - Institutional Class	865	2,003	728	2,410
ING U.S. Stock Index Portfolio - Institutional Class	203	29	173	107
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	408	600	169	236
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	1,837	1,787	474	430
ING American Century Small-Mid Cap Value Portfolio - Service
Class	34	27	43	2
ING Baron Small Cap Growth Portfolio - Initial Class	562	478	393	438
ING Baron Small Cap Growth Portfolio - Service Class	51	76	55	34
ING Davis New York Venture Portfolio - Initial Class	262	226	301	136
ING Davis New York Venture Portfolio - Service Class	24	53	23	13
ING Fidelity® VIP Contrafund® Portfolio - Service Class	287	357	446	282
ING Fidelity® VIP Equity-Income Portfolio - Service Class	101	93	75	75
ING Fidelity® VIP Mid Cap Portfolio - Service Class	60	82	79	43
ING Global Bond Portfolio - Service Class	194	202	109	109
ING Invesco Van Kampen Comstock Portfolio - Initial Class	634	498	539	578
ING Invesco Van Kampen Comstock Portfolio - Service Class	32	96	39	28
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class	632	1,230	673	1,614
ING Invesco Van Kampen Equity and Income Portfolio - Service
Class	93	100	50	96
ING JPMorgan Mid Cap Value Portfolio - Initial Class	621	615	508	895
ING JPMorgan Mid Cap Value Portfolio - Service Class	54	137	51	47
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	3,932	16,731	293	1,806
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	13	53	26	1
ING Oppenheimer Global Portfolio - Initial Class	925	4,635	1,052	4,512
ING Oppenheimer Global Portfolio - Service Class	149	81	203	94
ING PIMCO Total Return Portfolio - Initial Class	3,286	1,465	4,378	1,376
ING PIMCO Total Return Portfolio - Service Class	822	468	703	525
ING Pioneer High Yield Portfolio - Initial Class	3,752	3,808	2,170	3,516
ING Solution 2015 Portfolio - Initial Class	820	253	941	144
ING Solution 2015 Portfolio - Service Class	353	157	288	40
ING Solution 2025 Portfolio - Initial Class	789	154	844	89
ING Solution 2025 Portfolio - Service Class	191	69	191	312
ING Solution 2035 Portfolio - Initial Class	761	88	739	66
ING Solution 2035 Portfolio - Service Class	49	36	66	19
ING Solution 2045 Portfolio - Initial Class	563	225	507	40
ING Solution 2045 Portfolio - Service Class	81	14	383	18
ING Solution Income Portfolio - Initial Class	365	438	144	180

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution Income Portfolio - Service Class	$105	$40	$82	$133
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	383	5,443	412	5,443
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	43	11	76	19
ING T. Rowe Price Growth Equity Portfolio - Initial Class	663	939	763	534
ING T. Rowe Price Growth Equity Portfolio - Service Class	115	71	92	36
ING Templeton Foreign Equity Portfolio - Initial Class	443	181	577	252
ING Templeton Foreign Equity Portfolio - Service Class	46	33	65	3
ING Thornburg Value Portfolio - Service Class	47	47	68	14
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	128	372	125	427
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	6	6	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,022	614	2,429	2,635
ING Strategic Allocation Growth Portfolio - Class I	1,177	367	1,114	500
ING Strategic Allocation Moderate Portfolio - Class I	1,755	539	2,243	1,017
ING Variable Funds:
ING Growth and Income Portfolio - Class I	195	265	728	388
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	554	279	411	290
ING Index Plus LargeCap Portfolio - Class I	1,383	1,486	437	786
ING Index Plus MidCap Portfolio - Class I	569	1,296	1,035	1,693
ING Index Plus SmallCap Portfolio - Class I	229	614	511	690
ING International Index Portfolio - Class I	123	184	160	129
ING International Index Portfolio - Class S	7	17	10	3
ING Russell™ Large Cap Growth Index Portfolio - Class I	658	5,227	507	4,522
ING Russell™ Large Cap Index Portfolio - Class I	228	1,383	487	1,386
ING Russell™ Mid Cap Growth Index Portfolio - Class S	194	133	252	123
ING Small Company Portfolio - Class I	5	34	94	5
ING Variable Products Trust:
ING International Value Portfolio - Class I	476	1,974	661	2,453
ING MidCap Opportunities Portfolio - Class I	579	3,250	483	3,242
ING SmallCap Opportunities Portfolio - Class I	373	1,882	442	1,568
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	294	195	233	249
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	443	431	266	485
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	39	23	33	47
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,902	1,727	2,317	881
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	779	644	635	642
Wanger Advisors Trust:
Wanger Select	514	599	675	571
Wanger USA	798	347	445	366

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8	.	Changes in Units

The net changes in units outstanding follow:

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	233,239	119,400	113,839	264,165	184,668	79,497
American Funds Insurance Series® Growth-Income Fund - Class 2	176,052	88,177	87,875	216,412	109,926	106,486
American Funds Insurance Series® International Fund - Class 2	183,150	104,214	78,936	231,504	88,358	143,146
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	93,518	265,414	(171,896)	115,640	293,778	(178,138)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	190,630	378,092	(187,462)	205,368	423,887	(218,519)
Fidelity® VIP Index 500 Portfolio - Initial Class	245,012	546,509	(301,497)	267,747	568,400	(300,653)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	108,483	199,833	(91,350)	142,311	199,146	(56,835)
Fidelity® VIP Money Market Portfolio - Initial Class	603,197	629,304	(26,107)	884,305	1,008,027	(123,722)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	66,693	56,977	9,716	67,254	51,101	16,153
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	730	12,634	(11,904)	1	7,007	(7,006)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	80,920	58,617	22,303	79,331	70,185	9,146
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	48,829	60,777	(11,948)	70,798	101,153	(30,355)
ING Artio Foreign Portfolio - Service 2 Class	9,105	20,006	(10,901)	9,488	6,733	2,755
ING BlackRock Large Cap Growth Portfolio - Institutional Class	114,597	224,728	(110,131)	120,600	225,721	(105,121)
ING BlackRock Large Cap Growth Portfolio - Service Class	6,516	2,419	4,097	3,882	4,076	(194)
ING Clarion Global Real Estate Portfolio - Institutional Class	73,638	81,976	(8,338)	103,856	88,039	15,817
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,243	3,236	7	5,547	3,839	1,708
ING FMRSM Diversified Mid Cap Portfolio - Service Class	32,951	22,489	10,462	44,279	21,108	23,171

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	169,925	143,173	26,752	197,516	207,494	(9,978)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	64,228	129,562	(65,334)	83,853	148,668	(64,815)
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	3,599	868	2,731	6,495	999	5,496
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	98,135	97,654	481	154,401	104,549	49,852
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	101,782	248,270	(146,488)	128,573	326,657	(198,084)
ING Large Cap Growth Portfolio - Institutional Class	1,763,727	229,634	1,534,093	-	-	-
ING Large Cap Growth Portfolio - Service Class	5,711	1,147	4,564	-	-	-
ING Large Cap Value Portfolio - Institutional Class	135,988	64,401	71,587	43,784	36,604	7,180
ING Limited Maturity Bond Portfolio - Service Class	85,944	159,746	(73,802)	85,542	148,541	(62,999)
ING Liquid Assets Portfolio - Institutional Class	92,585	67,029	25,556	87,116	95,355	(8,239)
ING Lord Abbett Growth and Income Portfolio - Institutional Class	366	72,469	(72,103)	16,570	23,276	(6,706)
ING Marsico Growth Portfolio - Institutional Class	16,276	15,500	776	15,808	17,339	(1,531)
ING Marsico Growth Portfolio - Service Class	1,129	3,482	(2,353)	2,445	1,595	850
ING MFS Total Return Portfolio - Service Class	55,054	37,291	17,763	68,208	52,375	15,833
ING MFS Total Return Portfolio - Service 2 Class	7,189	5,228	1,961	10,110	729	9,381
ING Pioneer Fund Portfolio - Service Class	10,634	8,024	2,610	9,567	5,293	4,274
ING Pioneer Mid Cap Value Portfolio - Service Class	9,100	3,808	5,292	15,651	5,952	9,699
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	357,853	188,081	169,772	326,836	251,447	75,389
ING T. Rowe Price Equity Income Portfolio - Institutional Class	75,695	66,004	9,691	76,593	68,838	7,755
ING T. Rowe Price Equity Income Portfolio - Service Class	15,778	14,530	1,248	12,223	2,864	9,359
ING T. Rowe Price International Stock Portfolio - Institutional Class	86,449	199,416	(112,967)	118,685	258,573	(139,888)
ING U.S. Stock Index Portfolio - Institutional Class	16,189	3,096	13,093	18,473	11,643	6,830
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	24,741	42,295	(17,554)	17,358	23,079	(5,721)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	85,900	84,037	1,863	28,951	26,394	2,557
ING American Century Small-Mid Cap Value Portfolio - Service Class	2,554	1,974	580	3,650	207	3,443
ING Baron Small Cap Growth Portfolio - Initial Class	38,414	31,922	6,492	35,821	35,441	380
ING Baron Small Cap Growth Portfolio - Service Class	5,093	6,819	(1,726)	6,027	3,534	2,493
ING Davis New York Venture Portfolio - Initial Class	25,922	22,783	3,139	33,294	16,410	16,884
ING Davis New York Venture Portfolio - Service Class	2,328	5,745	(3,417)	2,556	1,482	1,074
ING Fidelity® VIP Contrafund® Portfolio - Service Class	29,119	33,544	(4,425)	44,821	29,058	15,763
ING Fidelity® VIP Equity-Income Portfolio - Service Class	10,425	9,831	594	5,223	5,357	(134)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	4,882	5,850	(968)	5,679	2,639	3,040
ING Global Bond Portfolio - Service Class	11,738	13,945	(2,207)	9,167	9,816	(649)
ING Invesco Van Kampen Comstock Portfolio - Initial Class	56,896	50,361	6,535	59,952	63,575	(3,623)
ING Invesco Van Kampen Comstock Portfolio - Service Class	1,887	7,883	(5,996)	4,454	3,414	1,040
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	62,423	117,077	(54,654)	79,377	165,055	(85,678)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	8,076	8,577	(501)	4,839	8,760	(3,921)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	51,780	50,809	971	52,385	73,638	(21,253)
ING JPMorgan Mid Cap Value Portfolio - Service Class	5,121	11,620	(6,499)	4,722	3,908	814
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	4,637	1,367,237	(1,362,600)	106,545	232,347	(125,802)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	17	4,628	(4,611)	2,749	57	2,692
ING Oppenheimer Global Portfolio - Initial Class	137,002	334,248	(197,246)	164,667	372,074	(207,407)
ING Oppenheimer Global Portfolio - Service Class	11,951	6,996	4,955	17,616	8,699	8,917
ING PIMCO Total Return Portfolio - Initial Class	246,478	165,447	81,031	380,631	179,599	201,032
ING PIMCO Total Return Portfolio - Service Class	58,832	37,777	21,055	46,511	34,308	12,203
ING Pioneer High Yield Portfolio - Initial Class	246,857	266,808	(19,951)	168,013	295,023	(127,010)
ING Solution 2015 Portfolio - Initial Class	83,388	31,381	52,007	103,479	18,197	85,282
ING Solution 2015 Portfolio - Service Class	27,920	12,396	15,524	25,077	2,667	22,410
ING Solution 2025 Portfolio - Initial Class	86,690	21,499	65,191	102,091	12,980	89,111
ING Solution 2025 Portfolio - Service Class	16,605	6,745	9,860	19,184	32,933	(13,749)
ING Solution 2035 Portfolio - Initial Class	88,167	14,494	73,673	93,047	10,494	82,553
ING Solution 2035 Portfolio - Service Class	4,303	3,224	1,079	6,542	1,895	4,647

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Initial Class	66,378	27,442	38,936	63,663	5,946	57,717
ING Solution 2045 Portfolio - Service Class	7,072	1,152	5,920	36,649	1,741	34,908
ING Solution Income Portfolio - Initial Class	25,006	40,221	(15,215)	8,043	18,274	(10,231)
ING Solution Income Portfolio - Service Class	8,211	3,312	4,899	7,121	12,065	(4,944)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	177,190	507,615	(330,425)	234,832	624,105	(389,273)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	3,357	890	2,467	6,897	1,785	5,112
ING T. Rowe Price Growth Equity Portfolio - Initial Class	52,747	67,591	(14,844)	67,352	49,877	17,475
ING T. Rowe Price Growth Equity Portfolio - Service Class	7,520	3,631	3,889	9,037	3,819	5,218
ING Templeton Foreign Equity Portfolio - Initial Class	55,623	25,786	29,837	75,953	35,709	40,244
ING Templeton Foreign Equity Portfolio - Service Class	5,936	4,488	1,448	8,055	478	7,577
ING Thornburg Value Portfolio - Service Class	3,458	3,367	91	6,253	1,312	4,941
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	19,223	40,378	(21,155)	22,737	51,424	(28,687)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	281	485	(204)	635	10	625
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	72,963	50,774	22,189	195,067	218,624	(23,557)
ING Strategic Allocation Growth Portfolio - Class I	88,527	36,769	51,758	89,230	50,376	38,854
ING Strategic Allocation Moderate Portfolio - Class I	143,735	66,922	76,813	180,550	97,793	82,757
ING Variable Funds:
ING Growth and Income Portfolio - Class I	23,993	29,875	(5,882)	77,714	41,236	36,478
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	43,883	24,685	19,198	39,575	29,996	9,579
ING Index Plus LargeCap Portfolio - Class I	100,263	111,081	(10,818)	40,677	70,839	(30,162)
ING Index Plus MidCap Portfolio - Class I	51,422	89,706	(38,284)	96,147	136,523	(40,376)
ING Index Plus SmallCap Portfolio - Class I	22,631	43,749	(21,118)	47,940	58,513	(10,573)
ING International Index Portfolio - Class I	12,008	17,866	(5,858)	11,536	10,714	822
ING International Index Portfolio - Class S	591	1,504	(913)	825	293	532
ING Russell™ Large Cap Growth Index Portfolio - Class I	159,871	501,296	(341,425)	209,685	526,274	(316,589)
ING Russell™ Large Cap Index Portfolio - Class I	34,943	123,859	(88,916)	55,362	145,062	(89,700)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	15,198	10,260	4,938	21,870	11,078	10,792
ING Small Company Portfolio - Class I	326	2,269	(1,943)	7,681	363	7,318

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	44,348	123,938	(79,590)	61,855	156,888	(95,033)
ING MidCap Opportunities Portfolio - Class I	175,785	399,129	(223,344)	181,599	477,537	(295,938)
ING SmallCap Opportunities Portfolio - Class I	35,137	79,184	(44,047)	46,456	84,783	(38,327)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	31,144	20,271	10,873	29,685	30,091	(406)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	36,646	33,922	2,724	29,276	42,432	(13,156)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	3,854	2,615	1,239	3,293	4,462	(1,169)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	314,898	187,679	127,219	215,277	113,235	102,042
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	55,199	53,791	1,408	53,632	58,858	(5,226)
Wanger Advisors Trust:
Wanger Select	45,777	54,504	(8,727)	65,652	56,070	9,582
Wanger USA	51,187	35,791	15,396	47,417	39,458	7,959

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

9	.	Unit Summary

A summary of units outstanding as of December 31, 2011 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® Growth Fund -
Class 2
Contracts in accumulation period	1,019,401.524	$8.69	$8,858,599

American Funds Insurance Series® Growth-Income
Fund - Class 2
Contracts in accumulation period	764,355.741	$8.27	$6,321,222

American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period	757,928.557	$7.85	$5,949,739

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period	1,342,996.016	$20.77	$27,894,027

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period	2,069,903.997	$30.19	$62,490,402

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period	3,056,895.238	$22.48	$68,719,005

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period	881,447.948	$17.46	$15,390,081

Fidelity® VIP Money Market Portfolio - Initial Class
Currently payable annuity contracts	5,522.862	$10.47	$57,824
Contracts in accumulation period	668,658.742	13.54	9,053,639
	674,181.604		$9,111,463
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period	228,858.634	$12.30	$2,814,961

ING Balanced Portfolio - Class I
Contracts in accumulation period	52,495.276	$10.96	$575,348

ING Intermediate Bond Portfolio - Class I
Contracts in accumulation period	241,571.424	$12.41	$2,997,901

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period	318,775.219	$10.40	$3,315,262

ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period	38,106.940	$9.04	$344,487

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period	1,407,177.823	$8.26	$11,623,289

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period	11,318.563	$8.17	$92,473

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period	384,920.542	$9.36	$3,602,856

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period	10,131.191	$10.39	$105,263

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period	143,421.814	$13.72	$1,967,747

ING Global Resources Portfolio - Service Class
Contracts in accumulation period	704,558.441	$12.06	$8,496,975

ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period	764,218.695	$11.25	$8,597,460

ING Invesco Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period	12,443.610	$11.04	$137,377

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period	460,983.994	$19.45	$8,966,139

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period	1,442,182.331	$13.72	$19,786,742

ING Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period	1,534,093.354	$9.90	$15,187,524

ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period	4,563.675	$9.86	$44,998

ING Large Cap Value Portfolio - Institutional Class
Contracts in accumulation period	286,967.075	$8.48	$2,433,481

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	594,701.787	$11.29	$6,714,183

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	165,158.359	$10.63	$1,755,633

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	77,762.687	$9.46	$735,635

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	7,954.199	$11.47	$91,235

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	257,736.057	$13.71	$3,533,561

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period	23,708.937	$11.06	$262,221

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	26,577.971	$11.10	$295,015

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	43,582.624	$11.14	$485,510

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period	1,307,711.626	$13.73	$17,954,881

ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period	379,945.931	$13.36	$5,076,078

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period	34,329.112	$14.59	$500,862

ING T. Rowe Price International Stock Portfolio -
Institutional Class
Contracts in accumulation period	1,118,772.763	$12.04	$13,470,024

ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period	60,634.665	$10.84	$657,280

ING Money Market Portfolio - Class I
Contracts in accumulation period	19,218.010	$10.63	$204,287

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period	90,788.888	$21.07	$1,912,922

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period	9,361.803	$13.35	$124,980

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	196,821.794	$20.79	$4,091,925

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	16,832.232	$12.31	$207,205

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Initial Class
Contracts in accumulation period	112,726.920	$10.45	$1,177,996

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period	6,468.316	$9.79	$63,325

ING Fidelity® VIP Contrafund® Portfolio - Service Class
Contracts in accumulation period	128,426.170	$12.12	$1,556,525

ING Fidelity® VIP Equity-Income Portfolio - Service
Class
Contracts in accumulation period	33,964.449	$9.94	$337,607

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period	31,394.305	$13.43	$421,626

ING Global Bond Portfolio - Service Class
Contracts in accumulation period	32,661.638	$13.23	$432,113

ING Invesco Van Kampen Comstock Portfolio - Initial
Class
Contracts in accumulation period	331,533.643	$14.63	$4,850,337

ING Invesco Van Kampen Comstock Portfolio - Service
Class
Contracts in accumulation period	15,871.376	$9.97	$158,238

ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
Contracts in accumulation period	725,695.973	$12.20	$8,853,491

ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period	15,621.104	$11.88	$185,579

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	308,185.422	$19.30	$5,947,979

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	18,724.799	$12.54	$234,809

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	1,963,707.429	$17.23	$33,834,679

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	38,711.304	$11.75	$454,858

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	957,392.459	$14.30	$13,690,712

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period	106,818.223	$13.16	$1,405,728

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period	386,699.690	$14.57	$5,634,214

ING Solution 2015 Portfolio - Initial Class
Contracts in accumulation period	309,341.851	$9.53	$2,948,028

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period	100,554.276	$11.23	$1,129,225

ING Solution 2025 Portfolio - Initial Class
Contracts in accumulation period	450,513.761	$8.86	$3,991,552

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period	95,714.104	$10.83	$1,036,584

ING Solution 2035 Portfolio - Initial Class
Contracts in accumulation period	278,356.044	$8.55	$2,379,944

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period	34,410.412	$10.79	$371,288

ING Solution 2045 Portfolio - Initial Class
Contracts in accumulation period	166,983.196	$8.27	$1,380,951

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period	62,990.674	$10.75	$677,150

ING Solution Income Portfolio - Initial Class
Contracts in accumulation period	282,985.614	$10.33	$2,923,241

ING Solution Income Portfolio - Service Class
Contracts in accumulation period	17,989.151	$11.49	$206,695

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts	136.748	$12.51	$1,711
Contracts in accumulation period	3,227,457.771	13.02	42,021,500
	3,227,594.519		$42,023,211
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period	14,259.324	$12.74	$181,664

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Contracts in accumulation period	229,138.425	$15.86	$3,634,135

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period	19,876.176	$11.46	$227,781

ING Templeton Foreign Equity Portfolio - Initial Class
Contracts in accumulation period	174,956.660	$7.58	$1,326,171

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period	23,755.842	$7.51	$178,406

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period	13,938.796	$9.75	$135,903

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	262,394.087	$10.50	$2,755,138

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	1,190.579	$9.96	$11,858

ING Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period	306,713.499	$13.15	$4,033,283

ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	433,884.267	$13.57	$5,887,810

ING Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	680,703.618	$13.43	$9,141,850

ING Growth and Income Portfolio - Class I
Contracts in accumulation period	187,183.578	$11.25	$2,105,815

ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period	119,606.313	$13.50	$1,614,685

ING Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	192,014.913	$13.60	$2,611,403

ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	330,868.480	$17.24	$5,704,173

ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	202,409.638	$16.86	$3,412,626

ING International Index Portfolio - Class I
Contracts in accumulation period	64,262.769	$9.99	$641,985

ING International Index Portfolio - Class S
Contracts in accumulation period	3,594.075	$9.93	$35,689

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Contracts in accumulation period	2,707,204.405	$13.42	$36,330,683

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period	548,634.873	$13.15	$7,214,549

ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period	62,993.469	$13.71	$863,640

ING Small Company Portfolio - Class I
Contracts in accumulation period	9,830.535	$13.71	$134,777

ING International Value Portfolio - Class I
Contracts in accumulation period	540,343.689	$17.44	$9,423,594

ING MidCap Opportunities Portfolio - Class I
Currently payable annuity contracts	128.273	$17.93	$2,300
Contracts in accumulation period	2,469,709.595	9.99	24,672,399
	2,469,837.868		$24,674,699
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	469,304.839	$29.50	$13,844,493

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period	138,882.931	$10.46	$1,452,715

Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period	223,835.408	$14.68	$3,285,904

Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Contracts in accumulation period	12,079.813	$12.13	$146,528

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period	702,926.614	$14.76	$10,375,197

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period	131,971.465	$13.58	$1,792,172

Wanger Select
Contracts in accumulation period	245,237.171	$13.18	$3,232,226

Wanger USA
Contracts in accumulation period	194,719.414	$13.54	$2,636,501

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

10	.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2011, 2010, 2009, 2008, and
2007, follows:

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
American Funds Insurance Series® Growth Fund -
Class 2
2011	1,019		$8.69	$8,859		0.66%	1.40%	-5.65%
2010	906		$9.21	$8,340		0.73%	1.40%	17.03%
2009	826		$7.87	$6,501		0.72%	1.40%	37.59%
2008	517		$5.72	$2,959		1.32%	1.40%	-44.79%
2007	211		$10.36	$2,185		(a)	1.40%	(a)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2011	764		$8.27	$6,321		1.69%	1.40%	-3.16%
2010	676		$8.54	$5,777		1.55%	1.40%	9.91%
2009	570		$7.77	$4,429		1.78%	1.40%	29.28%
2008	345		$6.01	$2,072		2.37%	1.40%	-38.67%
2007	168		$9.80	$1,642		(a)	1.40%	(a)
American Funds Insurance Series® International Fund -
Class 2
2011	758		$7.85	$5,950		1.95%	1.40%	-15.14%
2010	679		$9.25	$6,281		2.10%	1.40%	5.71%
2009	536		$8.75	$4,689		1.73%	1.40%	41.13%
2008	344		$6.20	$2,132		2.86%	1.40%	-42.96%
2007	164		$10.87	$1,779		(a)	1.40%	(a)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2011	1,343		$20.77	$27,893		2.44%	1.40%	-0.43%
2010	1,515		$20.86	$31,601		1.73%	1.40%	13.55%
2009	1,693		$18.37	$31,101		2.18%	1.40%	28.37%
2008	1,799		$14.31	$25,740		2.38%	1.40%	-43.44%
2007	2,150		$25.30	$54,401		1.75%	1.40%	0.12%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	2,070		$30.19	$62,488		1.00%	1.40%	-3.88%
2010	2,257		$31.41	$70,904		1.17%	1.40%	15.61%
2009	2,476		$27.17	$67,270		1.35%	1.40%	33.78%
2008	2,593		$20.31	$52,655		0.97%	1.40%	-43.30%
2007	2,941		$35.82	$105,338		0.90%	1.40%	15.96%
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	3,057		$22.48	$68,716		1.92%	1.40%		0.63%
2010	3,358		$22.34	$75,026		1.85%	1.40%	13.40%
2009	3,659		$19.70	$72,083		2.43%	1.40%	24.84%
2008	3,875		$15.78	$61,150		2.10%	1.40%	-37.87%
2007	4,463		$25.40	$113,357		3.63%	1.40%		3.97%
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
2011	881		$17.46	$15,389		3.14%	1.40%		5.88%
2010	973		$16.49	$16,041		3.55%	1.40%		6.25%
2009	1,030		$15.52	$15,980		8.53%	1.40%	14.12%
2008	1,125		$13.60	$15,301		4.36%	1.40%	-4.56%
2007	1,349		$14.25	$19,220		4.36%	1.40%		2.89%
Fidelity® VIP Money Market Portfolio - Initial Class
2011	674		$10.47 to $13.54	$9,111		0.11%	1.40%	-1.31%	to	-1.23%
2010	700		$10.60 to $13.72	$9,588		0.18%	1.40%	-1.21%	to	-1.15%
2009	824		$10.73 to $13.88	$11,415		0.74%	1.40%	-0.65%	to	-0.64%
2008	994		$10.80 to $13.97	$13,860		2.94%	1.40%		1.60%
2007	876		$10.63 to $13.75	$12,019		5.39%	1.40%	3.70%	to	3.71%
Franklin Small Cap Value Securities Fund - Class 2
2011	229		$12.30	$2,815		0.74%	1.40%	-5.09%
2010	219		$12.96	$2,840		0.77%	1.40%	26.44%
2009	203		$10.25	$2,081		1.53%	1.40%	27.33%
2008	163		$8.05	$1,312		1.20%	1.40%	-33.91%
2007	138		$12.18	$1,677		0.82%	1.40%	-3.79%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Balanced Portfolio - Class I
2011	52		$10.96	$575		2.92%	1.40%	-2.75%
2010	64		$11.27	$726		2.78%	1.40%	12.59%
2009	71		$10.01	$715		4.48%	1.40%	17.49%
2008	84		$8.52	$712		3.99%	1.40%	-29.06%
2007	112		$12.01	$1,341		2.80%	1.40%	4.07%
ING Intermediate Bond Portfolio - Class I
2011	242		$12.41	$2,998		4.75%	1.40%	6.07%
2010	219		$11.70	$2,565		5.17%	1.40%	8.33%
2009	210		$10.80	$2,269		6.59%	1.40%	9.98%
2008	214		$9.82	$2,103		6.95%	1.40%	-9.74%
2007	132		$10.88	$1,435		4.83%	1.40%	4.51%
ING Artio Foreign Portfolio - Service Class
2011	319		$10.40	$3,315		1.93%	1.40%	-22.91%
2010	331		$13.49	$4,461		-	1.40%	5.39%
2009	361		$12.80	$4,622		3.38%	1.40%	18.52%
2008	400		$10.80	$4,325		-	1.40%	-44.39%
2007	462		$19.42	$8,979		0.08%	1.40%	14.84%
ING Artio Foreign Portfolio - Service 2 Class
2011	38		$9.04	$344		1.74%	1.40%	-23.06%
2010	49		$11.75	$576		-	1.40%	5.29%
2009	46		$11.16	$516		3.15%	1.40%	18.35%
2008	40		$9.43	$373		-	1.40%	-44.50%
2007	28		$16.99	$473		-	1.40%	14.57%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	1,407		$8.26	$11,623		0.61%	1.40%	-2.71%
2010	1,517		$8.49	$12,882		0.47%	1.40%	12.01%
2009	1,622		$7.58	$12,298		0.58%	1.40%	28.91%
2008	1,670		$5.88	$9,817		0.21%	1.40%	-39.82%
2007	1,864		$9.77	$18,207		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2011	11		$8.17	$92		-	1.40%	-2.97%
2010	7		$8.42	$61		-	1.40%	11.82%
2009	7		$7.53	$56		-	1.40%	28.50%
2008	5		$5.86	$29		-	1.40%	-39.90%
2007	4		$9.75	$39		(a)	1.40%	(a)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2011	385		$9.36	$3,603		3.82%	1.40%	-6.40%
2010	393		$10.00	$3,933		8.72%	1.40%	14.68%
2009	377		$8.72	$3,291		2.48%	1.40%	31.92%
2008	344		$6.61	$2,271		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
2011	10		$10.39	$105		-	1.40%	-11.95%
2010	10		$11.80	$119		-	1.40%	26.75%
2009	8		$9.31	$78		-	1.40%	37.72%
2008	4		$6.76	$26		-	1.40%	-39.86%
2007	-		$11.24	$5		-	1.40%	13.19%
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2011	143		$13.72	$1,968		0.20%	1.40%	-12.16%
2010	133		$15.62	$2,077		0.17%	1.40%	26.58%
2009	110		$12.34	$1,355		0.46%	1.40%	37.26%
2008	90		$8.99	$806		0.82%	1.40%	-39.99%
2007	76		$14.98	$1,141		0.11%	1.40%	12.89%
ING Global Resources Portfolio - Service Class
2011	705		$12.06	$8,497		0.59%	1.40%	-10.40%
2010	678		$13.46	$9,123		0.88%	1.40%	19.96%
2009	688		$11.22	$7,717		0.29%	1.40%	35.51%
2008	652		$8.28	$5,396		1.94%	1.40%	-41.81%
2007	659		$14.23	$9,382		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	764		$11.25	$8,597		1.23%	1.40%	-3.60%
2010	830		$11.67	$9,681		0.24%	1.40%	10.93%
2009	894		$10.52	$9,409		1.24%	1.40%	22.33%
2008	948		$8.60	$8,153		3.55%	1.40%	-33.18%
2007	1,260		$12.87	$16,217		1.41%	1.40%	1.10%
ING Invesco Van Kampen Growth and Income
Portfolio - Service 2 Class
2011	12		$11.04	$137		0.81%	1.40%	-3.75%
2010	10		$11.47	$111		-	1.40%	10.82%
2009	4		$10.35	$44		-	1.40%	21.91%
2008	4		$8.49	$30		2.90%	1.40%	-33.20%
2007	3		$12.71	$39		-	1.40%	0.95%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2011	461		$19.45	$8,966		0.88%	1.40%	-19.43%
2010	461		$24.14	$11,117		0.50%	1.40%	18.62%
2009	411		$20.35	$8,357		1.21%	1.40%	69.16%
2008	310		$12.03	$3,727		2.35%	1.40%	-51.94%
2007	374		$25.03	$9,360		1.00%	1.40%	36.55%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2011	1,442		$13.72	$19,786		0.57%	1.40%	-2.42%
2010	1,589		$14.06	$22,337		0.43%	1.40%	25.31%
2009	1,787		$11.22	$20,047		0.75%	1.40%	25.64%
2008	1,955		$8.93	$17,458		0.81%	1.40%	-30.61%
2007	2,330		$12.87	$29,981		0.33%	1.40%	-2.94%
ING Large Cap Growth Portfolio - Institutional Class
2011	1,534		$9.90	$15,187		(d)	1.40%	(d)
2010	(d)		(d)	(d)		(d)	(d)	(d)
2009	(d)		(d)	(d)		(d)	(d)	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Large Cap Growth Portfolio - Service Class
2011	5		$9.86	$45		(d)	1.40%	(d)
2010	(d)		(d)	(d)		(d)	(d)	(d)
2009	(d)		(d)	(d)		(d)	(d)	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
ING Large Cap Value Portfolio - Institutional Class
2011	287		$8.48	$2,433		1.14%	1.40%	2.05%
2010	215		$8.31	$1,790		2.45%	1.40%	17.71%
2009	208		$7.06	$1,470		-	1.40%	11.18%
2008	199		$6.35	$1,266		2.82%	1.40%	-31.13%
2007	231		$9.22	$2,134		(a)	1.40%	(a)
ING Limited Maturity Bond Portfolio - Service Class
2011	595		$11.29	$6,714		3.07%	1.40%	-0.27%
2010	669		$11.32	$7,567		3.74%	1.40%	1.71%
2009	732		$11.13	$8,142		4.47%	1.40%	5.70%
2008	780		$10.53	$8,216		6.68%	1.40%	-1.68%
2007	818		$10.71	$8,759		1.93%	1.40%	4.28%
ING Liquid Assets Portfolio - Institutional Class
2011	165		$10.63	$1,756		-	1.40%	-1.39%
2010	140		$10.78	$1,505		0.06%	1.40%	-1.28%
2009	148		$10.92	$1,614		0.31%	1.40%	-0.91%
2008	142		$11.02	$1,562		3.04%	1.40%	1.29%
2007	140		$10.88	$1,526		5.10%	1.40%	3.72%
ING Marsico Growth Portfolio - Institutional Class
2011	78		$9.46	$736		0.54%	1.40%	-2.77%
2010	77		$9.73	$749		0.72%	1.40%	18.37%
2009	79		$8.22	$645		1.24%	1.40%	27.44%
2008	76		$6.45	$488		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2011	8		$11.47	$91		-	1.40%	-3.04%
2010	10		$11.83	$122		0.92%	1.40%	18.18%
2009	9		$10.01	$95		1.29%	1.40%	27.19%
2008	8		$7.87	$60		-	1.40%	-41.14%
2007	48		$13.37	$647		-	1.40%	12.54%
ING MFS Total Return Portfolio - Service Class
2011	258		$13.71	$3,534		2.52%	1.40%	0.15%
2010	240		$13.69	$3,285		0.46%	1.40%	8.31%
2009	224		$12.64	$2,833		2.73%	1.40%	16.28%
2008	191		$10.87	$2,077		5.10%	1.40%	-23.40%
2007	288		$14.19	$4,082		2.66%	1.40%	2.53%
ING MFS Total Return Portfolio - Service 2 Class
2011	24		$11.06	$262		2.39%	1.40%	0.09%
2010	22		$11.05	$240		0.55%	1.40%	8.12%
2009	12		$10.22	$126		3.23%	1.40%	16.14%
2008	7		$8.80	$60		7.48%	1.40%	-23.54%
2007	4		$11.51	$47		2.38%	1.40%	2.40%
ING Pioneer Fund Portfolio - Service Class
2011	27		$11.10	$295		1.38%	1.40%	-5.85%
2010	24		$11.79	$283		1.23%	1.40%	14.24%
2009	20		$10.32	$203		1.18%	1.40%	22.42%
2008	16		$8.43	$136		3.14%	1.40%	-35.65%
2007	9		$13.10	$119		1.14%	1.40%	3.64%
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	44		$11.14	$486		1.49%	1.40%	-6.31%
2010	38		$11.89	$455		1.07%	1.40%	16.34%
2009	29		$10.22	$292		1.41%	1.40%	23.43%
2008	16		$8.28	$133		2.30%	1.40%	-34.08%
2007	10		$12.56	$128		1.05%	1.40%	4.06%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	1,308		$13.73	$17,954		1.98%	1.40%	1.48%
2010	1,138		$13.53	$15,396		1.63%	1.40%	12.38%
2009	1,063		$12.04	$12,793		2.03%	1.40%	31.44%
2008	886		$9.16	$8,117		4.56%	1.40%	-28.55%
2007	770		$12.82	$9,875		1.99%	1.40%	2.97%
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2011	380		$13.36	$5,076		2.29%	1.40%	-1.98%
2010	370		$13.63	$5,047		1.89%	1.40%	13.58%
2009	363		$12.00	$4,350		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2011	34		$14.59	$501		2.01%	1.40%	-2.28%
2010	33		$14.93	$494		1.74%	1.40%	13.36%
2009	24		$13.17	$312		0.64%	1.40%	23.20%
2008	293		$10.69	$3,134		4.28%	1.40%	-36.56%
2007	302		$16.85	$5,084		1.39%	1.40%	1.63%
ING T. Rowe Price International Stock Portfolio -
Institutional Class
2011	1,119		$12.04	$13,469		3.87%	1.40%	-13.26%
2010	1,232		$13.88	$17,097		1.66%	1.40%	12.39%
2009	1,372		$12.35	$16,940		1.56%	1.40%	36.01%
2008	1,439		$9.08	$13,066		1.23%	1.40%	-50.03%
2007	1,675		$18.17	$30,432		1.22%	1.40%	19.23%
ING U.S. Stock Index Portfolio - Institutional Class
2011	61		$10.84	$657		2.22%	1.40%	0.37%
2010	48		$10.80	$513		1.55%	1.40%	13.21%
2009	41		$9.54	$388		0.71%	1.40%	24.38%
2008	23		$7.67	$176		4.28%	1.40%	-37.94%
2007	16		$12.36	$198		3.18%	1.40%	3.78%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Money Market Portfolio - Class I
2011	19		$10.63	$204		-	1.40%	-1.39%
2010	37		$10.78	$396		-	1.40%	-1.19%
2009	42		$10.91	$464		0.25%	1.40%	-1.00%
2008	30		$11.02	$333		3.63%	1.40%	1.19%
2007	15		$10.89	$163		3.98%	1.40%	3.71%
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2011	91		$21.07	$1,913		1.29%	1.40%	-4.31%
2010	89		$22.02	$1,958		1.19%	1.40%	20.66%
2009	86		$18.25	$1,576		1.85%	1.40%	34.19%
2008	75		$13.60	$1,020		1.12%	1.40%	-27.43%
2007	70		$18.74	$1,311		0.66%	1.40%	-4.05%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2011	9		$13.35	$125		0.81%	1.40%	-4.51%
2010	9		$13.98	$123		1.08%	1.40%	20.31%
2009	5		$11.62	$62		2.15%	1.40%	33.87%
2008	4		$8.68	$31		-	1.40%	-27.61%
2007	2		$11.99	$22		-	1.40%	-4.31%
ING Baron Small Cap Growth Portfolio - Initial Class
2011	197		$20.79	$4,092		-	1.40%	1.02%
2010	190		$20.58	$3,917		-	1.40%	25.03%
2009	190		$16.46	$3,127		-	1.40%	33.60%
2008	158		$12.32	$1,952		-	1.40%	-41.91%
2007	153		$21.21	$3,239		-	1.40%	4.84%
ING Baron Small Cap Growth Portfolio - Service Class
2011	17		$12.31	$207		-	1.40%	0.82%
2010	19		$12.21	$227		-	1.40%	24.72%
2009	16		$9.79	$157		-	1.40%	33.38%
2008	13		$7.34	$93		-	1.40%	-42.07%
2007	9		$12.67	$114		-	1.40%	4.62%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Davis New York Venture Portfolio - Initial Class
2011	113		$10.45	$1,178		1.25%	1.40%	-5.86%
2010	110		$11.10	$1,216		0.65%	1.40%	10.78%
2009	93		$10.02	$929		0.87%	1.40%	30.13%
2008	57		$7.70	$443		0.96%	1.40%	-39.94%
2007	47		$12.82	$598		0.40%	1.40%	2.97%
ING Davis New York Venture Portfolio - Service Class
2011	6		$9.79	$63		1.20%	1.40%	-6.05%
2010	10		$10.42	$103		-	1.40%	10.50%
2009	9		$9.43	$83		-	1.40%	29.89%
2008	6		$7.26	$45		-	1.40%	-40.10%
2007	1		$12.12	$18		-	1.40%	2.71%
ING Fidelity® VIP Contrafund® Portfolio - Service
Class
2011	128		$12.12	$1,557		0.74%	1.40%	-4.42%
2010	133		$12.68	$1,685		0.81%	1.40%	15.06%
2009	117		$11.02	$1,290		0.69%	1.40%	33.25%
2008	91		$8.27	$753		5.33%	1.40%	-43.70%
2007	74		$14.69	$1,087		0.35%	1.40%	15.22%
ING Fidelity® VIP Equity-Income Portfolio - Service
Class
2011	34		$9.94	$338		1.49%	1.40%	-1.09%
2010	33		$10.05	$335		1.58%	1.40%	13.05%
2009	34		$8.89	$298		2.58%	1.40%	27.55%
2008	24		$6.97	$168		2.60%	1.40%	-43.74%
2007	17		$12.39	$217		1.94%	1.40%	-0.40%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2011	31		$13.43	$422		0.22%	1.40%	-12.34%
2010	32		$15.32	$496		0.47%	1.40%	26.30%
2009	29		$12.13	$356		4.48%	1.40%	37.53%
2008	25		$8.82	$224		0.37%	1.40%	-40.65%
2007	21		$14.86	$312		-	1.40%	13.35%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	33		$13.23	$432		6.56%	1.40%	2.08%
2010	35		$12.96	$452		3.04%	1.40%	13.98%
2009	36		$11.37	$404		3.51%	1.40%	19.56%
2008	35		$9.51	$336		5.39%	1.40%	-16.87%
2007	29		$11.44	$332		4.18%	1.40%	7.12%
ING Invesco Van Kampen Comstock Portfolio - Initial
Class
2011	332		$14.63	$4,850		1.72%	1.40%	-3.18%
2010	325		$15.11	$4,911		1.57%	1.40%	13.78%
2009	329		$13.28	$4,364		2.63%	1.40%	27.08%
2008	302		$10.45	$3,160		4.61%	1.40%	-37.24%
2007	308		$16.65	$5,134		1.60%	1.40%	-3.42%
ING Invesco Van Kampen Comstock Portfolio - Service
Class
2011	16		$9.97	$158		1.04%	1.40%	-3.39%
2010	22		$10.32	$226		1.45%	1.40%	13.53%
2009	21		$9.09	$189		2.49%	1.40%	26.60%
2008	18		$7.18	$132		4.43%	1.40%	-37.35%
2007	16		$11.46	$184		1.56%	1.40%	-3.62%
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
2011	726		$12.20	$8,853		2.22%	1.40%	-2.48%
2010	780		$12.51	$9,762		1.79%	1.40%	10.81%
2009	866		$11.29	$9,777		1.90%	1.40%	21.01%
2008	929		$9.33	$8,665		5.09%	1.40%	-24.45%
2007	1,088		$12.35	$13,439		2.45%	1.40%	2.07%
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
2011	16		$11.88	$186		2.09%	1.40%	-2.70%
2010	16		$12.21	$197		1.44%	1.40%	10.50%
2009	20		$11.05	$221		1.63%	1.40%	20.63%
2008	16		$9.16	$148		5.49%	1.40%	-24.61%
2007	15		$12.15	$180		1.86%	1.40%	1.84%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2011	308		$19.30	$5,948		1.10%	1.40%	0.63%
2010	307		$19.18	$5,892		0.98%	1.40%	21.62%
2009	328		$15.77	$5,180		1.51%	1.40%	24.08%
2008	301		$12.71	$3,820		2.58%	1.40%	-33.77%
2007	326		$19.19	$6,257		0.80%	1.40%	1.16%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2011	19		$12.54	$235		0.73%	1.40%	0.40%
2010	25		$12.49	$315		0.71%	1.40%	21.26%
2009	24		$10.30	$251		1.38%	1.40%	23.80%
2008	22		$8.32	$184		2.23%	1.40%	-33.92%
2007	14		$12.59	$174		0.78%	1.40%	0.88%
ING Oppenheimer Global Portfolio - Initial Class
2011	1,964		$17.23	$33,834		1.51%	1.40%	-9.41%
2010	2,161		$19.02	$41,101		1.58%	1.40%	14.44%
2009	2,368		$16.62	$39,362		2.37%	1.40%	37.70%
2008	2,477		$12.07	$29,897		2.34%	1.40%	-41.15%
2007	2,820		$20.51	$57,830		1.08%	1.40%	5.07%
ING Oppenheimer Global Portfolio - Service Class
2011	39		$11.75	$455		1.34%	1.40%	-9.62%
2010	34		$13.00	$439		1.66%	1.40%	14.14%
2009	25		$11.39	$283		1.79%	1.40%	37.39%
2008	20		$8.29	$163		2.60%	1.40%	-41.29%
2007	16		$14.12	$222		0.90%	1.40%	4.83%
ING PIMCO Total Return Portfolio - Initial Class
2011	957		$14.30	$13,690		3.18%	1.40%	2.00%
2010	876		$14.02	$12,287		3.62%	1.40%	6.37%
2009	675		$13.18	$8,901		3.45%	1.40%	11.32%
2008	487		$11.84	$5,766		5.64%	1.40%	-1.33%
2007	285		$12.00	$3,416		3.27%	1.40%	8.11%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING PIMCO Total Return Portfolio - Service Class
2011	107		$13.16	$1,406		3.50%	1.40%	1.86%
2010	86		$12.92	$1,108		3.49%	1.40%	6.08%
2009	74		$12.18	$896		2.18%	1.40%	11.03%
2008	19		$10.97	$205		3.61%	1.40%	-1.61%
2007	6		$11.15	$72		3.51%	1.40%	7.94%
ING Pioneer High Yield Portfolio - Initial Class
2011	387		$14.57	$5,634		6.02%	1.40%	-2.15%
2010	407		$14.89	$6,055		5.47%	1.40%	17.43%
2009	534		$12.68	$6,767		6.95%	1.40%	64.68%
2008	414		$7.70	$3,189		8.79%	1.40%	-30.38%
2007	78		$11.06	$863		4.86%	1.40%	4.73%
ING Solution 2015 Portfolio - Initial Class
2011	309		$9.53	$2,948		3.52%	1.40%	-1.85%
2010	257		$9.71	$2,499		2.49%	1.40%	9.97%
2009	172		$8.83	$1,519		4.26%	1.40%	20.96%
2008	69		$7.30	$501		1.54%	1.40%	-27.72%
2007	2		$10.10	$20		(a)	1.40%	(a)
ING Solution 2015 Portfolio - Service Class
2011	101		$11.23	$1,129		3.33%	1.40%	-2.09%
2010	85		$11.47	$975		2.33%	1.40%	9.66%
2009	63		$10.46	$655		4.40%	1.40%	20.65%
2008	24		$8.67	$208		1.36%	1.40%	-27.87%
2007	7		$12.02	$87		-	1.40%	3.09%
ING Solution 2025 Portfolio - Initial Class
2011	451		$8.86	$3,992		2.38%	1.40%	-4.32%
2010	385		$9.26	$3,568		1.80%	1.40%	12.52%
2009	296		$8.23	$2,438		3.31%	1.40%	24.51%
2008	98		$6.61	$646		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2025 Portfolio - Service Class
2011	96		$10.83	$1,037		2.19%	1.40%	-4.41%
2010	86		$11.33	$973		1.41%	1.40%	12.18%
2009	100		$10.10	$1,006		2.53%	1.40%	24.08%
2008	61		$8.14	$498		1.27%	1.40%	-34.78%
2007	49		$12.48	$608		0.33%	1.40%	3.14%
ING Solution 2035 Portfolio - Initial Class
2011	278		$8.55	$2,380		1.84%	1.40%	-5.73%
2010	205		$9.07	$1,856		1.41%	1.40%	13.09%
2009	122		$8.02	$979		2.97%	1.40%	26.90%
2008	37		$6.32	$235		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Solution 2035 Portfolio - Service Class
2011	34		$10.79	$371		1.59%	1.40%	-5.93%
2010	33		$11.47	$382		1.19%	1.40%	12.89%
2009	29		$10.16	$291		3.02%	1.40%	26.68%
2008	13		$8.02	$107		1.38%	1.40%	-37.93%
2007	3		$12.92	$38		(a)	1.40%	(a)
ING Solution 2045 Portfolio - Initial Class
2011	167		$8.27	$1,381		1.51%	1.40%	-6.34%
2010	128		$8.83	$1,131		0.95%	1.40%	13.94%
2009	70		$7.75	$545		2.72%	1.40%	28.31%
2008	19		$6.04	$117		3.36%	1.40%	-40.55%
2007	-		$10.16	$2		-	1.40%	-
ING Solution 2045 Portfolio - Service Class
2011	63		$10.75	$677		1.20%	1.40%	-6.44%
2010	57		$11.49	$656		1.14%	1.40%	13.54%
2009	22		$10.12	$224		1.65%	1.40%	27.94%
2008	2		$7.91	$19		-	1.40%	-40.66%
2007	-		$13.33	$1		-	1.40%	-

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution Income Portfolio - Initial Class
2011	283		$10.33	$2,923		4.31%	1.40%	-0.77%
2010	298		$10.41	$3,104		3.49%	1.40%	8.32%
2009	308		$9.61	$2,964		5.70%	1.40%	15.92%
2008	312		$8.29	$2,583		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Solution Income Portfolio - Service Class
2011	18		$11.49	$207		5.01%	1.40%	-1.03%
2010	13		$11.61	$152		2.89%	1.40%	8.10%
2009	18		$10.74	$194		6.42%	1.40%	15.61%
2008	3		$9.29	$24		-	1.40%	-17.86%
2007	1		$11.31	$16		-	1.40%	3.76%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	3,228		$12.51 to $13.02	$42,021		0.34%	1.40%	-5.03% to -5.01%
2010	3,558		$13.17 to $13.71	$48,780		0.28%	1.40%	26.63% to 26.71%
2009	3,947		$10.40 to $10.82	$42,710		0.43%	1.40%	44.44% to 44.46%
2008	4,141		$7.20 to $7.49	$31,016		0.47%	1.40%	-43.94% to -43.93%
2007	4,685		$12.84 to $13.36	$62,590		0.19%	1.40%	11.75% to 11.80%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2011	14		$12.74	$182		-	1.40%	-5.21%
2010	12		$13.44	$158		-	1.40%	26.32%
2009	7		$10.64	$71		-	1.40%	43.98%
2008	2		$7.39	$17		-	1.40%	-44.06%
2007	1		$13.21	$13		-	1.40%	11.48%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2011	229		$15.86	$3,634		-	1.40%	-2.40%
2010	244		$16.25	$3,965		0.03%	1.40%	15.25%
2009	227		$14.10	$3,194		0.19%	1.40%	40.86%
2008	199		$10.01	$1,988		1.36%	1.40%	-43.00%
2007	206		$17.56	$3,610		0.50%	1.40%	8.40%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2011	20		$11.46	$228		-	1.40%	-2.63%
2010	16		$11.77	$188		-	1.40%	14.94%
2009	11		$10.24	$110		-	1.40%	40.66%
2008	5		$7.28	$33		-	1.40%	-43.17%
2007	3		$12.81	$33		-	1.40%	8.10%
ING Templeton Foreign Equity Portfolio - Initial Class
2011	175		$7.58	$1,326		2.01%	1.40%	-13.17%
2010	145		$8.73	$1,267		2.26%	1.40%	7.25%
2009	105		$8.14	$854		-	1.40%	30.45%
2008	62		$6.24	$388		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Templeton Foreign Equity Portfolio - Service Class
2011	24		$7.51	$178		1.62%	1.40%	-13.38%
2010	22		$8.67	$193		1.92%	1.40%	7.04%
2009	15		$8.10	$119		-	1.40%	30.02%
2008	10		$6.23	$65		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Thornburg Value Portfolio - Service Class
2011	14		$9.75	$136		0.68%	1.40%	-14.55%
2010	14		$11.41	$158		1.59%	1.40%	9.61%
2009	9		$10.41	$93		1.38%	1.40%	42.41%
2008	7		$7.31	$52		-	1.40%	-40.76%
2007	-		$12.34	$2		-	1.40%	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2011	262		$10.50	$2,755		1.13%	1.40%	-3.93%
2010	284		$10.93	$3,099		0.91%	1.40%	11.87%
2009	312		$9.77	$3,051		1.43%	1.40%	29.92%
2008	340		$7.52	$2,559		2.49%	1.40%	-40.60%
2007	389		$12.66	$4,924		0.75%	1.40%	-0.24%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2011	1		$9.96	$12		-	1.40%	-4.05%
2010	1		$10.38	$14		-	1.40%	11.37%
2009	1		$9.32	$7		-	1.40%	29.81%
2008	1		$7.18	$5		-	1.40%	-40.86%
2007	1		$12.14	$9		-	1.40%	-0.49%
ING Strategic Allocation Conservative Portfolio - Class I
2011	307		$13.15	$4,033		4.28%	1.40%	0.38%
2010	285		$13.10	$3,727		3.97%	1.40%	9.53%
2009	308		$11.96	$3,685		6.68%	1.40%	16.23%
2008	186		$10.29	$1,912		5.48%	1.40%	-24.62%
2007	116		$13.65	$1,590		2.73%	1.40%	4.36%
ING Strategic Allocation Growth Portfolio - Class I
2011	434		$13.57	$5,888		2.64%	1.40%	-4.23%
2010	382		$14.17	$5,415		3.40%	1.40%	11.49%
2009	343		$12.71	$4,363		8.75%	1.40%	23.52%
2008	216		$10.29	$2,219		2.37%	1.40%	-36.99%
2007	154		$16.33	$2,511		1.45%	1.40%	3.62%
ING Strategic Allocation Moderate Portfolio - Class I
2011	681		$13.43	$9,142		3.32%	1.40%	-1.97%
2010	604		$13.70	$8,273		3.76%	1.40%	10.48%
2009	521		$12.40	$6,462		8.00%	1.40%	20.16%
2008	311		$10.32	$3,208		2.76%	1.40%	-31.43%
2007	201		$15.05	$3,019		1.87%	1.40%	4.01%
ING Growth and Income Portfolio - Class I
2011	187		$11.25	$2,106		1.30%	1.40%	-1.66%
2010	193		$11.44	$2,209		1.21%	1.40%	12.49%
2009	157		$10.17	$1,592		1.58%	1.40%	28.41%
2008	134		$7.92	$1,058		1.39%	1.40%	-38.46%
2007	164		$12.87	$2,105		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2011	120		$13.50	$1,615		-	1.40%	-11.65%
2010	100		$15.28	$1,534		-	1.40%	16.91%
2009	91		$13.07	$1,187		-	1.40%	50.58%
2008	43		$8.68	$376		-	1.40%	-40.63%
2007	25		$14.62	$364		-	1.40%	17.34%
ING Index Plus LargeCap Portfolio - Class I
2011	192		$13.60	$2,611		2.37%	1.40%	-1.45%
2010	203		$13.80	$2,799		1.94%	1.40%	12.38%
2009	233		$12.28	$2,861		2.79%	1.40%	21.46%
2008	270		$10.11	$2,726		1.90%	1.40%	-38.09%
2007	266		$16.33	$4,340		1.29%	1.40%	3.55%
ING Index Plus MidCap Portfolio - Class I
2011	331		$17.24	$5,704		0.83%	1.40%	-2.54%
2010	369		$17.69	$6,530		1.07%	1.40%	20.26%
2009	410		$14.71	$6,024		1.62%	1.40%	29.83%
2008	406		$11.33	$4,600		1.46%	1.40%	-38.42%
2007	490		$18.40	$9,008		0.84%	1.40%	4.01%
ING Index Plus SmallCap Portfolio - Class I
2011	202		$16.86	$3,413		0.85%	1.40%	-2.09%
2010	224		$17.22	$3,849		0.72%	1.40%	21.10%
2009	234		$14.22	$3,329		1.68%	1.40%	23.12%
2008	238		$11.55	$2,744		0.97%	1.40%	-34.49%
2007	335		$17.63	$5,913		0.50%	1.40%	-7.55%
ING International Index Portfolio - Class I
2011	64		$9.99	$642		2.62%	1.40%	-13.36%
2010	70		$11.53	$808		3.59%	1.40%	6.37%
2009	69		$10.84	$751		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING International Index Portfolio - Class S
2011	4		$9.93	$36		2.27%	1.40%	-13.65%
2010	5		$11.50	$52		4.21%	1.40%	6.19%
2009	4		$10.83	$43		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2011	2,707		$13.42	$36,330		1.28%	1.40%	2.76%
2010	3,049		$13.06	$39,815		0.66%	1.40%	11.24%
2009	3,365		$11.74	$39,508		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Russell™ Large Cap Index Portfolio - Class I
2011	549		$13.15	$7,215		1.64%	1.40%	1.15%
2010	638		$13.00	$8,288		3.36%	1.40%	10.64%
2009	727		$11.75	$8,545		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2011	63		$13.71	$864		0.36%	1.40%	-3.52%
2010	58		$14.21	$825		0.29%	1.40%	24.10%
2009	47		$11.45	$541		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Small Company Portfolio - Class I
2011	10		$13.71	$135		0.66%	1.40%	-3.86%
2010	12		$14.26	$168		0.91%	1.40%	22.72%
2009	4		$11.62	$52		-	1.40%	25.76%
2008	2		$9.24	$22		-	1.40%	-32.01%
2007	3		$13.59	$35		-	1.40%	4.38%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING International Value Portfolio - Class I
2011	540		$17.44			$9,424		2.58%	1.40%	-16.15%
2010	620		$20.80			$12,895		1.99%	1.40%	1.07%
2009	715		$20.58			$14,714		1.63%	1.40%	25.41%
2008	763		$16.41			$12,521		2.77%	1.40%	-43.55%
2007	914		$29.07			$26,565		1.78%	1.40%	11.85%
ING MidCap Opportunities Portfolio - Class I
2011	2,470		$9.99	to $	17.93	$24,674		-	1.40%	-1.87% to -1.86%
2010	2,693		$10.18	to $	18.27	$27,418		0.70%	1.40%	28.48% to 28.54%
2009	2,989		$7.92	to $	14.22	$23,675		0.22%	1.40%	39.44% to 39.55%
2008	3,163		$5.68	to $	10.19	$17,969		-	1.40%	-38.50% to -38.46%
2007	3,649		$9.23	to $	16.57	$33,681		-	1.40%	23.93% to 24.06%
ING SmallCap Opportunities Portfolio - Class I
2011	469		$29.50			$13,843		-	1.40%	-0.54%
2010	513		$29.66			$15,226		-	1.40%	30.49%
2009	552		$22.73			$12,540		-	1.40%	29.22%
2008	587		$17.59			$10,328		-	1.40%	-35.38%
2007	674		$27.22			$18,349		-	1.40%	8.53%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2011	139		$10.46			$1,453		0.21%	1.40%	-5.34%
2010	128		$11.05			$1,415		0.39%	1.40%	23.60%
2009	128				$8.94	$1,148		0.52%	1.40%	24.86%
2008	108				$7.16	$770		1.36%	1.40%	-40.18%
2007	108		$11.97			$1,295		0.48%	1.40%	-0.83%
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2011	224		$14.68			$3,286		0.36%	1.40%	-4.43%
2010	221		$15.36			$3,396		0.03%	1.40%	21.14%
2009	234		$12.68			$2,971		2.21%	1.40%	29.65%
2008	215				$9.78	$2,106		2.21%	1.40%	-40.29%
2007	236		$16.38			$3,871		0.08%	1.40%	6.09%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
2011	12		$12.13	$147		0.71%	1.40%	-3.58%
2010	11		$12.58	$136		0.77%	1.40%	21.66%
2009	12		$10.34	$124		1.02%	1.40%	35.34%
2008	9		$7.64	$72		-	1.40%	-38.68%
2007	9		$12.46	$108		-	1.40%	-2.66%
PIMCO Real Return Portfolio - Administrative Class
2011	703		$14.76	$10,375		5.21%	1.40%	10.15%
2010	576		$13.40	$7,714		1.40%	1.40%	6.60%
2009	474		$12.57	$5,954		3.05%	1.40%	16.71%
2008	396		$10.77	$4,268		4.70%	1.40%	-8.34%
2007	162		$11.75	$1,908		4.54%	1.40%	9.00%
Pioneer High Yield VCT Portfolio - Class I
2011	132		$13.58	$1,792		5.80%	1.40%	-3.00%
2010	131		$14.00	$1,828		5.55%	1.40%	16.38%
2009	136		$12.03	$1,634		7.34%	1.40%	58.29%
2008	93		$7.60	$710		8.78%	1.40%	-36.35%
2007	112		$11.94	$1,340		5.50%	1.40%	4.37%
Wanger Select
2011	245		$13.18	$3,232		2.31%	1.40%	-18.84%
2010	254		$16.24	$4,124		0.55%	1.40%	24.83%
2009	244		$13.01	$3,179		-	1.40%	63.85%
2008	216		$7.94	$1,712		-	1.40%	-49.78%
2007	231		$15.81	$3,655		-	1.40%	7.84%
Wanger USA
2011	195		$13.54	$2,637		-	1.40%	-4.85%
2010	179		$14.23	$2,552		-	1.40%	21.62%
2009	171		$11.70	$2,005		-	1.40%	40.29%
2008	141		$8.34	$1,177		-	1.40%	-40.51%
2007	134		$14.02	$1,877		-	1.40%	3.93%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

(a)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

118

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2011, 2010 and 2009
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements – Statutory Basis
December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2011 and 2010	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2011, 2010 and 2009	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2011 and 2010, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for loan-backed and structured securities and income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 30, 2012

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$13,212,273	$12,187,633
Bonds - securities loaned	150,824	270,767
Preferred stocks	31,448	57,537
Common stocks	31,114	64,612
Subsidiaries	281,525	320,196
Mortgage loans	1,951,346	1,965,481
Real estate:
Properties occupied by the company	8,557	9,078
Properties held for the production of income	5,000	5,000
Contract loans	644,563	663,680
Derivatives	135,443	79,856
Other invested assets	876,667	930,566
Securities lending collateral	86,974	222,440
Cash and short term investments	674,075	604,431
Total cash and invested assets	18,089,809	17,381,277
Deferred and uncollected premiums, less loading (2011-$110,593; 2010-$59,677)	(10,767)	351,560
Accrued investment income	241,060	217,459
Reinsurance balances recoverable	252,833	79,512
Federal income tax recoverable (including $18,781 and $4,646 on realized capital
losses at December 31, 2011 and 2010, respectively)	15,577	80,470
Indebtedness from related parties	36,516	149,228
Net deferred tax asset	245,402	273,538
Other assets	22,075	23,144
Separate account assets	1,887,112	2,255,258
Total admitted assets	$20,779,617	$20,811,446

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,612,842	$13,218,325
Accident and health reserves	225,281	304,340
Deposit type contracts	773,723	715,181
Policyholders’ funds	2,314	1,974
Dividends payable	10,896	11,135
Policy and contract claims	117,543	126,016
Total policy and contract liabilities	14,742,599	14,376,971

Accounts payable and accrued expenses	128,741	138,077
Reinsurance balances	1,415,245	1,403,798
Indebtedness to related parties	41,769	26,977
Contingency reserve	8,485	40,924
Asset valuation reserve	119,780	54,808
Net transfers from separate accounts	(55,155)	(75,454)
Derivatives	167,253	114,793
Payable for securities lending	86,974	222,440
Other liabilities	132,494	174,707
Separate account liabilities	1,887,112	2,255,258
Total liabilities	18,675,297	18,733,299

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	91,859	102,365
Surplus note	100,000	100,000
Paid-in and contributed surplus	2,059,125	2,007,125
Unassigned deficit	(149,164)	(133,843)
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,104,320	2,078,147
Total liabilities and capital and surplus	$20,779,617	$20,811,446

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$886,084	$287,256	$566,262
Considerations for supplementary contracts with life contingencies	6,378	3,833	3,638
Net investment income	892,970	924,054	866,422
Amortization of interest maintenance reserve	(51,592)	(39,657)	(17,585)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	690,682	785,727	1,158,218
Other revenue	108,725	116,058	123,358
Total premiums and other revenues	2,533,247	2,077,271	2,700,313
Benefits paid or provided:
Death benefits	161,471	97,263	128,184
Annuity benefits	94,126	98,293	99,855
Surrender benefits and withdrawals	1,215,804	1,068,397	1,162,628
Interest on policy or contract funds	6,721	24,039	25,458
Accident and health benefits	11,801	(3,621)	143,838
Other benefits	8,515	7,310	7,922
Increase (decrease) in life, annuity and accident and health reserves	315,458	(277,744)	158,125
Net transfers from separate accounts	(241,720)	(149,745)	(136,163)
Total benefits paid or provided	1,572,176	864,192	1,589,847
Insurance expenses and other deductions:
Commissions	403,223	374,148	436,865
General expenses	381,165	385,903	381,780
Insurance taxes, licenses and fees	60,711	59,114	57,891
Other deductions (additions)	169,538	497,551	(4,732)
Total insurance expenses and other deductions	1,014,637	1,316,716	871,804
(Loss) gain from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	(53,566)	(103,637)	238,662

Dividends to policyholders	13,906	14,468	14,704
(Loss) gain from operations before federal income taxes
and net realized capital losses	(67,472)	(118,105)	223,958

Federal income tax (benefit) expense	(2,375)	30,073	119,396
(Loss) gain from operations before net realized capital losses	(65,097)	(148,178)	104,562
Net realized capital losses	(17,921)	(86,049)	(197,058)
Net loss	$(83,018)	$(234,227)	$(92,496)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	$100	$100	$100

Special surplus funds:
Balance at beginning of year	$102,365	$94,219	$9,710
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	(9,812)	8,840	85,203
Balance at end of year	$91,859	$102,365	$94,219

Surplus note:
Balance at beginning and end of year	$100,000	$100,000	$100,000

Paid-in and contributed surplus:
Balance at beginning of year	$2,007,125	$1,957,125	$1,957,125
Capital contributions	52,000	50,000	-
Balance at end of year	$2,059,125	$2,007,125	$1,957,125

Unassigned (deficit) surplus:
Balance at beginning of year	$(133,843)	$36,466	$3,973
Net loss	(83,018)	(234,227)	(92,496)
Change in net unrealized capital (losses) gains	(67,014)	(74,983)	14,887
Change in nonadmitted assets	61,099	16,675	(89,906)
Change in liability for reinsurance in unauthorized companies	4,396	(2,153)	21,650
Change in reserve due to change in valuation basis	-	4,688	7,483
Change in asset valuation reserve	(64,972)	(35,794)	46,677
Cumulative effect of change in accounting principle	(1,126)	-	(8,570)
Change in net deferred income tax	(13,236)	8,039	64,737
Deferred gain on reinsurance of existing business	185,047	492,701	72,773
Amortization of gain on reinsurance	(38,042)	(124,145)	(6,916)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	-	(221,000)	-
Additional minimum pension liability	851	(804)	1,480
Balance at end of year	$(149,164)	$(133,843)	$36,466

Preferred capital stock held in treasury	(100)	(100)	(100)
Total capital and surplus	$2,104,320	$2,078,147	$2,190,310

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$1,135,572	$9,845	$368,000
Net investment income received	1,005,116	1,002,597	1,011,418
Commissions and expenses paid	(925,590)	(826,696)	(943,219)
Benefits paid	(1,450,958)	(1,283,769)	(1,719,787)
Net transfers from separate accounts	231,548	151,417	105,195
Dividends paid to policyholders	(14,145)	(14,579)	(17,205)
Federal income taxes recovered (paid)	86,049	(126,726)	(38,765)
Miscellaneous income	308,277	1,245,852	1,203,854
Net cash provided by (used in) operations	375,869	157,941	(30,509)

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,166,989	4,065,925	3,552,257
Stocks	7,503	16,065	119,717
Mortgage loans	325,989	417,056	311,118
Real estate	-	3,142	-
Other invested assets	186,909	165,592	185,529
Net (loss) gain on cash and short term investments	(182)	-	218
Miscellaneous proceeds	69,934	27,460	63,998
Total investment proceeds	2,757,142	4,695,240	4,232,837

Cost of investments acquired:
Bonds	3,183,089	4,717,801	2,995,079
Stocks	8,213	22,225	135,067
Mortgage loans	312,909	161,279	56,558
Real estate	-	-	650
Other invested assets	90,965	292,122	179,091
Miscellaneous applications	74,499	96,313	173,167
Total cost of investments acquired	3,669,675	5,289,740	3,539,612

Net decrease in contract loans	18,740	18,950	7,599
Net cash (used in) provided by investment activities	(893,793)	(575,550)	700,824

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	102,000	-	190,000
Borrowed money	-	-	(703,908)
Net deposits on deposit type contracts	58,542	59,242	22,467
Dividends paid to stockholder	-	(221,000)	-
Funds received (paid) from reinsurance	369,105	(114,030)	751,845
Other cash provided (used)	57,921	(33,236)	243,449
Net cash provided by (used in) financing and miscellaneous activities	587,568	(309,024)	503,853
Net increase (decrease) in cash and short term investments	69,644	(726,633)	1,174,168
Cash and short term investments:
Beginning of year	604,431	1,331,064	156,896
End of year	$674,075	$604,431	$1,331,064

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) (“Parent”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets –Revised (“SSAP No. 5R”). This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries. At inception, the Company is required to record a liability equal to the fair value of the guarantee. If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. The Company recognized a non-contingent liability of $1.3 as a result of the adoption of this statement. Capital and surplus were increased by $0.9 and there was a $0.2 impact to net income as a result of the adoption of this statement. See Note 14 for additional disclosures required by this statement.

Effective December 31, 2011, the Company adopted the modifications made to SSAP No. 22, Leases (“SSAP No. 22”), as they relate to modification and early termination of leases. Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows: a. Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

b.

Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the Company no longer has the right to use the leased property. The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement. There was no impact to net income.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the Company when the following conditions are met:

a.	An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.
b.	The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.
c.	The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be reevaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. As a result of adopting this change in accounting principle, the effects on the Company’s 2011 financial statements were an increase in liabilities of $0.7 and a decrease in capital and surplus of $0.2. See Note 16 for additional disclosures required by this standard.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements (“SSAP No. 100”). This statement defines fair value, establishes a framework for measuring fair value, and establishes the following disclosure requirements about fair value:

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§	Fair value measurements at the reporting date and the source of the fair value measurement;
§	The level within the fair value hierarchy in which the fair value measurements fall;
§	Significant transfers in and out of Level 3;
§	Purchases, sales, issuances, and settlement in the Level 3 fair value measurements reconciliation;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e. disaggregated);
§	Valuation techniques and inputs used for Level 1, Level 2 and Level 3 fair value measurements.

As this statement only pertains to additional disclosures, the adoption had no impact on the Company’s Balance Sheet or Statement of Operations.

Effective December 31, 2010, the Company adopted SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 91R”). The statement initially established statutory accounting principles for transfers and servicing of financial assets. Amendments to the statement were made in 2010 to clarify that the adequacy of collateralization should be measured based on the fair value of the collateral obtained. Under the revised standard, securities pledged as collateral that may be sold or repledged by the transferor or its agent are reclassified on the Company's balance sheet separately from assets not so encumbered. Reporting of collateral on the Company's balance sheet is determined by the administration of the program and is presented accordingly. The adoption of SSAP No. 91R had no impact on the net income or surplus of the Company. See Note 3 for additional discloses required by the standard.

Effective July 1, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities (“SSAP 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $8.8, total liabilities of $0.2, and capital and surplus of $8.6. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes (“SSAP 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $85.2. This adoption had no impact to net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and AG39 – Living Benefits) with a stochastic principles-based methodology AG43 for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were lower than reserves calculated under AG34 and AG39 by $2.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. Since reserves under AG43 were lower

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

than the previous methodology, the Company did not elect the grade-in provision and reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in Statement of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operations in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of the SSAP No. 43R, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

amortized cost, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest portion shall be recorded through the IMR and the non-interest portion shall be recorded through the AVR.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly and closely relate to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value is recognized in income.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is reported as a liability in the accompanying Balance Sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s pensions and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP No. 10R and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP No. 10. The Company is also required under SSAP No. 10R, to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is more likely than not realizable.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Cash and Other Invested Assets: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $175.1 as of December 31, 2011) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§	Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities.
Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

§	Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to foreign invested assets.
Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

§	Credit default swaps (sold credit protection): Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated
(synthetic) assets filed with the NAIC’s Security Valuation Office (“SVO”) result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

§	Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract reference obligation.

§	Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the
Company will either receive a payment (interest rate drops on sold forwards or interest rate rises on purchased forwards) or will be required to make a payment
(interest rate rises on sold forwards or interest rate drops on purchased forwards).
The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

§	Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the
Company the option to enter into an interest rate swap at a specific future date.

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted for non-admitted assets as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company does not currently engage in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus Notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2011.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $105.8 billion and $127.5 billion at December 31, 2011 and 2010, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $757.5 and $746.4 at December 31, 2011 and 2010, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 3.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $13.9, $14.5 and $14.7 was incurred in 2011, 2010 and 2009, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Deferred and uncollected premium	$ 8,063	$7,845
Net deferred tax asset	211,304	235,785
Health care and other amounts receivable	9,985	10,594
Negative IMR	92,709	97,528
Surplus note investment	29,015	81,375
Other invested assets	12,263	12,589
Other	7,376	4,611
Total nonadmitted assets	$ 370,715	$450,327

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2011. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2011.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and 39 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and Reg 128. Therefore, there was no cumulative effect of adopting AG43 in 2009. Where the application of AG43 produces higher reserves that the Company had otherwise established under AG34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner (“Commissioner”). The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in the current year and one-third of the difference subtracted from the new basis in the upcoming year. The Company did not elect the grade-in provision, therefore reserves at December 31, 2011 and 2010 reflect the full impact of the adoption of AG43.

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $28.8 and $26.5 at December 31, 2011 and 2010, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2011, 2010 and 2009, the Company had no such permitted accounting practices.

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
At December 31, 2011:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,060,741	$96,318	$1	$1,157,058
States, municipalities, and political
subdivisions	27,332	3,196	132	30,396
Foreign other (par value - $2,179,093)	2,164,205	185,970	16,064	2,334,111
Foreign government (par value - $37,510)	37,474	7,956	-	45,430
Public utilities securities	45,846	4,351	-	50,197
Corporate securities	6,789,651	706,893	13,133	7,483,411
Residential mortgage backed securities	1,794,637	404,876	63,898	2,135,615
Commercial mortgage backed
securities	779,592	26,385	8,818	797,159
Other asset backed securities	666,611	47,728	4,563	709,776
Total fixed maturities	13,366,089	1,483,673	106,609	14,743,153
Preferred stocks	31,448	6,261	-	37,709
Common stocks	33,513	936	3,335	31,114
Total equity securities	64,961	7,197	3,335	68,823
Total	$13,431,050	$1,490,870	$109,944	$14,811,976

At December 31, 2010:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,210,364	$12,012	$82,651	$1,139,725
States, municipalities, and political
subdivisions	60,868	208	10,798	50,278
Foreign other (par value - $2,093,354)	2,070,620	116,656	16,495	2,170,781
Foreign government (par value - $53,639)	53,449	5,987	244	59,192
Public utilities securities	61,933	4,212	10	66,135
Corporate securities	6,057,367	316,201	39,307	6,334,261
Residential backed securities	1,734,231	379,006	73,770	2,039,467
Commercial mortgage backed
securities	916,985	26,837	35,767	908,055
Other asset backed securities	315,862	16,959	6,608	326,213
Total fixed maturities	12,481,679	878,078	265,650	13,094,107
Preferred stocks	59,799	6,923	2,476	64,246
Common stocks	61,822	5,500	2,710	64,612
Total equity securities	121,621	12,423	5,186	128,858
Total	$12,603,300	$890,501	$270,836	$13,222,965

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$13,366,089	$12,481,679
Adjustment for below investment grade bonds	(2,992)	(23,279)
Carrying value	$13,363,097	$12,458,400

Reconciliation of preferred stock from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$31,448	$59,799
Adjustment for below investment grade preferred stocks	-	(2,262)
Carrying value	$31,448	$57,537

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
		(In Thousands)
At December 31, 2011:
Fair value	$851,319	$188,475	$311,601	$1,351,395
Unrealized loss	20,514	12,931	73,164	106,609

At December 31, 2010:
Fair value	$2,340,531	$38,485	$921,319	$3,300,335
Unrealized loss	86,067	1,853	177,730	265,650

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The amortized cost and fair value of investments in bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$324,566	$341,877
Due after 1 year through 5 years	2,375,182	2,503,218
Due after 5 years through 10 years	3,518,870	3,809,964
Due after 10 years	3,906,631	4,445,544
	10,125,249	11,100,603
Residential mortgage backed securities	1,794,637	2,135,615
Commercial mortgage backed securities	779,592	797,159
Other asset backed securities	666,611	709,776
Total	$13,366,089	$14,743,153

At December 31, 2011 and 2010, investments in certificates of deposit and bonds with an admitted asset value of $166.4 and $182.8, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. The Company expanded its definition of Alt-A Loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. The industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

Underlying collateral, originated prior to 2008, has continued to reflect the problems associated with a housing market that has since seen substantial price declines and an employment market that has declined significantly and remains under stress. Credit spreads have widened meaningfully from issuance and rating agency downgrades have been widespread and severe within the sector. Over the course of 2010 and early 2011, price transparency and liquidity for bonds backed by subprime mortgages improved with the reduced volatility across broader risk markets and apparent increase in overall risk appetite. However, beginning in the second quarter of 2011, the market for the lower quality, distressed segments of the subprime and Alt-A mortgage markets again displayed weakness. Severe distortions to the amount of available supply in the market of these

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

asset types had the impact of increasing volatility and reducing liquidity in these segments of the non-agency Residential Mortgage-backed Securities (“RMBS”) markets. In the second half of 2011, while these supply problems dissipated, additional headwinds from fundamental problems in the housing market and uncertainty from the broader global markets negatively impacted credit risk premiums, further pressuring bond prices lower. In managing its risk exposure to subprime and Alt-A mortgages, the Company takes into account collateral performance and structural characteristics associated with its various positions.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

				Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)
December 31, 2011
Residential mortgage
backed securities	$101,315	$95,372	$89,798	$2,730
Structured securities	77,036	79,328	64,223	493
Total	$178,351	$174,700	$154,021	$3,223

December 31, 2010
Residential mortgage
backed securities	$118,037	$113,979	$107,833	$3,509
Structured securities	177,524	169,340	154,722	35,223
Total	$295,561	$283,319	$262,555	$38,732

December 31, 2009
Residential mortgage
backed securities	$137,910	$135,517	$106,994	$16,220
Structured securities	223,477	206,740	144,885	9,724
Total	$361,387	$342,257	$251,879	$25,944

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2011.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of approximately $665 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as an invested asset and is reported in other invested assets on the Balance Sheet. The amount of the obligation as of December 31, 2011 and 2010 was $334.3 and $427.9, respectively.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Company recorded a realized loss of $43.0 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. As of December 31, 2011 and 2010, the distribution based upon this quality rating system is as follows:

	2011	2010
	(In Thousands)
AAA	$-	$-
AA	384,355	353,132
A	979,237	888,400
BBB	437,229	439,643
BB and below	150,525	284,306
Total commerical mortgage loans	$1,951,346	$1,965,481

Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. As of December 31, 2011 and 2010, the Company held impaired mortgage loans with carrying values of $2.4 and $3.8 and unpaid principle balances of $3.4 and $5.2, respectively. As of December 31, 2011 and 2010, no commercial mortgage loans were past due.

The maximum and minimum lending rates for long term mortgage loans during 2011 were 6.9% and 3.8%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 74.0% on commercial properties. As of December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2011 and 2010.

The average recorded investment in impaired loans was $3.1, $16.4 and $15.5 at December 31, 2011, 2010 and 2009, respectively. Interest income recognized during the period the loans were impaired was $0.3, $0.3 and $1.6 and interest income recognized on a cash basis was $0.3, $0.3 and $1.2 for 2011, 2010 and 2009, respectively.

The Company recorded $1.4, $5.7 and $12.3 of impairments on loans without an allowance for credit losses, as of December 31, 2011, 2010 and 2009, respectively.

There were no encumbrances on real estate at December 31, 2011 and 2010.

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

		December 31
	2011	2010	2009
		(In Thousands)
Realized capital losses	$(83,474)	$(86,740)	$(376,696)
Amount transferred to IMR (net of related taxes
of ($25,185) in 2011, $2,130 in 2010,
and ($58,647) in 2009)	46,772	(3,955)	108,916
Federal income tax benefit	18,781	4,646	70,722
Net realized capital losses	$(17,921)	$(86,049)	$(197,058)

Realized capital losses include losses of $102.1, $142.8 and $252.8 related to securities that have experienced an other than temporary decline in value in 2011, 2010 and 2009, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.2 billion, $1.9 billion and $2.7 billion in 2011, 2010 and 2009, respectively. Gross gains of $40.7, $82.5 and $133.7 and gross losses of $28.1, $31.6 and $134.7 during 2011, 2010 and 2009, respectively, were realized on those sales. A portion of the gains and losses realized in 2011, 2010 and 2009 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$61,590	$7,425	$-	$54,165
Aggregate inability or lack of intent
to hold to recovery	17,081	3,447	-	13,634
Total first quarter	$78,671	$10,872	$-	$67,799

Second quarter:
Aggregate intent to sell	$157,638	$16,794	$-	$140,844
Aggregate inability or lack of intent
to hold to recovery	294	68	-	226
Total second quarter	$157,932	$16,862	$-	$141,070

Third quarter:
Aggregate intent to sell	$68,409	$9,378	$-	$59,031
Aggregate inability or lack of intent
to hold to recovery	74,786	14,803	-	59,983
Total third quarter	$143,195	$24,181	$-	$119,014

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	103,568	5,165	-	98,403
Total fourth quarter	$103,568	$5,165	$-	$98,403

Total	N/A	$57,080	$-	N/A

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2010:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
	(In Thousands)
Second quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	3,264	954	-	2,310
Total second quarter	$3,264	$954	$-	$2,310

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	202,645	36,554	-	166,092
Total fourth quarter	$202,645	$36,554	$-	$166,092

Total	N/A	$37,508	$-	N/A

There were no OTTI’s recognized by the Company in the first and third quarters of 2010 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2009:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
Aggregate intent to sell	$112,447	$81,788	$-	$30,659
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Total	$112,447	$81,788	$-	$30,659

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP 43R, exclusive of intent impairments, in 2011:

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
First quarter:				(In Thousands)
05948	KK81	$146	$59	$86	$59	$151
05948	KN70	1,758	1,721	37	1,721	1,360
12489	WJS4	1,311	1,017	294	1,017	424
126670	CM8	6,165	3,464	2,702	3,464	3,374
12667	GTM5	1,012	994	18	994	808
161546	FY7	1,067	557	511	557	284
17307	GZK7	1,281	1,280	1	1,280	1,195
225458	PN2	1,928	1,872	56	1,872	1,773
31398	GNN5	2,789	2,036	753	2,036	3,642
76110	H2X6	1,173	1,147	26	1,147	872
76110	WTV8	2,465	737	1,729	737	737
86359	DUT2	1,832	1,693	138	1,693	760
93934	FGJ5	553	546	6	546	370
Total first quarter		$23,480	$17,123	$6,357	$17,123	$15,750

33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

(Table continued from previous page)

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Second quarter:				(In Thousands)
86359	DUT2	$1,656	$1,600	$55	$1,600	$683
93934	FGJ5	537	473	64	473	473
059496	AC3	4,166	4,147	19	4,147	3,470
761118	VY1	518	493	26	493	286
9393366	D0	535	532	3	532	384
93935	EAC8	534	531	4	531	405
75116	CAA4	740	735	5	735	486
05948	KZF9	506	501	6	501	364
31394	AE44	1,008	972	36	972	1,010
93934	FAA0	219	212	7	212	184
31394	AJ72	913	867	46	867	902
933635	AA2	1,487	1,463	25	1,463	1,072
57643	MMM3	2,385	2,359	26	2,359	1,975
05948	KH93	1,280	1,268	12	1,268	987
362351	AB4	879	866	13	866	548
93934	FCF7	3,514	3,498	16	3,498	2,898
225470	RU9	2,780	2,724	56	2,724	1,641
761118	QM3	771	750	20	750	480
31394	AZQ2	862	737	125	737	764
92925	DAA8	1,442	1,405	37	1,405	1,010
12668	BUH4	3,039	2,979	60	2,979	2,039
31394	ANR3	2,599	2,361	238	2,361	2,441
31394	A4U7	1,289	1,176	113	1,176	1,217
31394	AZS8	1,158	972	186	972	997
939355	BR3	3,033	2,993	40	2,993	2,056
31393	YD69	2,135	1,976	159	1,976	2,112
12667	GCC5	731	679	51	679	329
31394	A2W5	2,522	2,291	231	2,291	2,353
92922	FJ58	359	300	59	300	182
93364	BAA8	1,626	1,565	60	1,565	1,181
39539	GAB8	354	263	91	263	104
36298	NAZ7	25,833	24,883	950	24,883	23,221
05946	XH97	1,156	938	217	938	907
52108	MAN3	1,950	1,613	338	1,613	1,613
31394	UL26	403	50	353	50	34
Total second quarter		$74,919	$71,172	$3,747	$71,172	$60,808

(Table continued from previous page)

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Third quarter:		(In Thousands)
12667	GTM5	$935	$915	$20	$915	$631
17307	GZK7	7,958	7,854	105	7,854	6,803
225458	PN2	1,795	1,747	48	1,747	1,587
76110	H2X6	1,086	1,055	31	1,055	767
86359	DUT2	1,552	1,505	46	1,505	500
50180	JAH8	4,110	2,612	1,499	2,612	2,612
059496	AC3	4,073	4,025	48	4,025	3,149
761118	VY1	480	471	9	471	264
9393366	D0	520	512	8	512	347
93935	EAC8	530	527	3	527	401
75116	CAA4	716	702	15	702	408
05948	KZF9	486	482	3	482	327
93934	FAA0	200	199	-	199	163
933635	AA2	1,423	1,380	43	1,380	966
57643	MMM3	2,301	2,224	77	2,224	1,812
05948	KH93	1,242	1,221	20	1,221	940
362351	AB4	837	825	12	825	502
225470	RU9	2,623	2,591	32	2,591	1,543
761118	QM3	739	728	11	728	418
92925	DAA8	1,376	1,348	28	1,348	923
12668	BUH4	2,956	2,883	74	2,883	1,902
939355	BR3	2,917	2,856	61	2,856	1,897
12667	GCC5	673	650	23	650	294
92922	FJ58	295	287	8	287	172
93364	BAA8	1,542	1,470	71	1,470	1,107
39539	GAB8	251	204	47	204	84
939346	AB8	1,352	1,303	49	1,303	896
02660	TEL3	225	171	54	171	91
1248MBA	H8	1,486	1,412	74	1,412	959
93934	FPP1	1,131	1,066	66	1,066	671
933638	AC2	325	281	44	281	159
16165	MAD0	877	857	19	857	592
059487	AA6	537	510	27	510	379
78473	NAC7	15,282	15,248	34	15,248	10,922
07387	UCE9	1,319	1,302	17	1,302	1,122
93935	DAA4	1,259	1,251	9	1,251	759
12668	BKM4	1,027	1,008	19	1,008	738
12669	GJB8	518	509	9	509	321
3623417	S2	29,382	29,378	4	29,378	26,884
Total third quarter		$98,336	$95,569	$2,767	$95,569	$75,012

(Table continued from previous page)

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Fourth quarter:		(In Thousands)
05948	KN70	$1,640	$1,603	$37	$1,603	$1,068
12667	GTM5	882	875	7	875	565
17307	GZK7	7,466	7,372	95	7,372	6,350
225458	PN2	1,688	1,684	5	1,684	1,338
76110	H2X6	1,031	1,025	6	1,025	672
93934	FKK7	2,271	2,257	15	2,257	1,624
059496	AC3	3,991	3,925	66	3,925	3,004
761118	VY1	452	449	3	449	227
9393366	D0	496	493	3	493	322
31394	ANQ5	469	436	33	436	460
75116	CAA4	671	668	3	668	377
05948	KZF9	468	466	2	466	311
31394	AE44	776	680	96	680	718
93934	FAA0	191	190	1	190	152
31394	AJ72	689	674	15	674	708
57643	MMM3	2,120	2,066	54	2,066	1,571
05948	KH93	1,199	1,175	24	1,175	883
93934	FCF7	3,358	3,291	67	3,291	2,661
225470	RU9	2,530	2,479	51	2,479	1,448
761118	QM3	712	708	4	708	362
31394	AZQ2	574	491	83	491	512
92925	DAA8	1,311	1,297	14	1,297	793
12668	BUH4	2,826	2,795	32	2,795	1,759
31394	ANR3	1,871	1,860	11	1,860	1,958
31394	A4U7	916	781	135	781	814
31394	AZS8	758	635	123	635	653
939355	BR3	2,775	2,756	19	2,756	1,722
31393	YD69	1,628	1,564	64	1,564	1,432
12667	GCC5	630	601	29	601	252
31394	A2W5	1,784	1,685	99	1,685	1,727
93364	BAA8	1,444	1,442	2	1,442	1,011
39539	GAB8	184	165	19	165	71
52108	MAN3	1,613	1,272	341	1,272	1,272
939346	AB8	1,272	1,241	31	1,241	733
02660	TEL3	166	156	10	156	78
1248MBA	H8	1,413	1,392	21	1,392	1,007
933638	AC2	270	250	20	250	134
16165	MAD0	830	827	3	827	549
059487	AA6	488	479	10	479	313
78473	NAC7	14,441	14,245	196	14,245	9,801
07387	UCE9	1,272	1,241	30	1,241	868
93935	DAA4	1,217	1,179	38	1,179	652
12668	BKM4	944	920	24	920	601
12669	GJB8	500	499	1	499	294
3623417	S2	29,058	28,861	196	28,861	26,302
225458	X45	646	640	6	640	563

(Table continued from previous page)

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
				(In Thousands)
31397	NFS9	4,734	4,232	501	4,232	3,821
31393	DKN0	957	792	165	792	772
93362	YAA0	2,456	2,371	84	2,371	1,523
362341	XE4	5,392	5,339	52	5,339	4,424
31393	YD28	369	319	50	319	339
31395	CFD8	525	494	31	494	306
32051	G2F1	9,924	9,902	22	9,902	9,150
31394	ASU1	88	70	18	70	74
02147	RAF7	324	323	1	323	291
Total fourth quarter		$128,700	$125,632	$3,068	$125,632	$101,392

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $15.9, $29.6 and $41.6 in 2011, 2010 and 2009, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2011

		Aggregate fair value of
	Aggregate Amount of	Securities with
	Unrealized Losses	Unrealized Losses
	(In Thousands)
Less than 12 months	$17,073	$408,814
Greater than 12 months	55,910	22,388
Total	$72,983	$431,202

For the years ended December 31, 2011, 2010 and 2009, realized capital losses include $1.8, $9.7 and $32.5, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Income:
Equity securities	$4,015	$6,526	$6,827
Bonds	814,332	829,513	847,076
Mortgage loans	119,509	124,332	140,277
Derivatives	(32,721)	(44,818)	(114,792)
Contract loans	38,107	39,390	40,482
Real estate	995	1,095	2,583
Other	(12,261)	5,547	(14,308)
Total investment income	931,976	961,585	908,145
Investment expenses	(39,006)	(37,531)	(41,723)
Net investment income	$892,970	$924,054	$866,422

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $84.1 and $217.3 at December 31, 2011 and 2010, respectively.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31 2011 and 2010 are shown below. The Company does not participate in dollar repurchase transactions.

	At December 31, 2011	At December 31, 2010

	Securities Lending	Securities Lending
(In Thousands)
Open	$86,974	$222,440
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	-	-
Securities received	-	-
Total collateral received	$86,974	$222,440

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2011 and 2010 are shown below.

At December 31, 2011:

Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	86,978	86,978
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	-	-
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$86,978	$86,978

At December 31, 2010:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	205,287	203,856
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	17,142	17,144
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$222,429	$221,000

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Low-Income Housing Tax Credits

The Company had a carrying value of $139.8 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2011. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of the year ended December 31, 2011, the Company’s total recorded investment in restructured debts was $10.5. The Company realized losses related to these investments of $3.1 during 2011.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $10.2 and $10.6 of collateral in the form of cash, for years ended December 31, 2011 and 2010.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2011, the total amount would be $510.7.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2011 and 2010:

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2011
Derivative Contracts:
Swaps
CDS Buy	$14,676	$(67)	$(67)
CDS Sell	510,700	(13,671)	(11,268)
Currency Swaps	188,922	-	(24,846)
Interest Rate Swaps	7,230,152	(22,978)	(80,904)
Forwards	447,341	4,030	4,030
Options owned
Call Options	36,940	876	876
Total Derivatives	$8,428,731	$(31,810)	$(112,179)

December 31, 2010
Derivative contracts:	$6,492,820	$(39,707)	$(94,177)
Swaps	366,616	2,511	2,511
Forwards
Swaptions	1,450,350	-	-
Options Owned	38,550	2,259	2,259
Total Derivatives	$8,348,336	$(34,937)	$(89,407)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $935.2 and $869.8 and an aggregate market value of $1,006.0 and $858.1 at December 31, 2011 and 2010, respectively. Those holdings amounted to 7.0% of the Company’s investments in bonds and 4.9% of total admitted assets at December 31, 2011. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $0.2 billion and $2.0 billion with an aggregate NAIC fair value of $0.2 billion and $2.1 billion at December 31, 2011 and 2010, respectively. The carrying value of these holdings amounted to 1.7% of the Company’s investment in bonds and 1.2% of the Company’s total admitted assets at December 31, 2011.

At December 31, 2011, the Company’s commercial mortgages involved a concentration of properties located in California (28.7%) and Texas (11.5%). The remaining commercial mortgages relate to properties located in 43 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $74.2.

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

6. Annuity Reserves

At December 31, 2011 and 2010, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		Separate	Separate
	General	Account with	Account		Percent
	Account	Guarantees	Nonguaranteed	Total	of Total
			(In Thousands)
December 31, 2011
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$32,606	$58,264	$-	$90,870	0.9%
At book value less surrender charge	696,886	-	-	696,886	6.5
At fair value	-	-	771,508	771,508	7.2
Subtotal	729,492	58,264	771,508	1,559,264	14.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,400,787	-	-	8,400,787	78.7
Not subject to discretionary withdrawal	707,228	307	3,273	710,808	6.7
Total annuity reserves and deposit fund liabilities
before reinsurance	9,837,507	58,571	774,781	10,670,859	100.0%
Less reinsurance ceded	53,343	-	-	53,343
Net annuity reserves and deposit fund liabilities	$9,784,164	$58,571	$774,781	$10,617,516

December 31, 2010
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$50,056	$-	$91,803	$141,859	1.4%
At book value less surrender charge	842,291	-	-	842,291	7.9
At fair value	-	-	991,749	991,749	9.3
Subtotal	892,347	-	1,083,552	1,975,899	18.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,869,119	-	-	7,869,119	73.9
Not subject to discretionary withdrawal	797,246	-	3,243	800,489	7.5
Total annuity reserves and deposit fund liabilities
before reinsurance	9,558,712	-	1,086,795	10,645,507	100.0%
Less reinsurance ceded	42,849	-	-	42,849
Net annuity reserves and deposit fund liabilities	$9,515,863	$-	$1,086,795	$10,602,658

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired prior to January 1, 2009 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average pay (“FAP”) formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $15.6, $19.2 and $15.3 for 2011, 2010 and 2009, respectively. ING North America is responsible for all Qualified Plan liabilities.

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a FAP formula, allowing all eligible employees (including those hired after January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there will be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company obtained Board approval on November 10, 2011.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.8, $6.2 and $6.3 for 2011, 2010 and 2009, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the Balance Sheet in Other liabilities and totaled $22.6 and $22.8 for the years ended December 31, 2011, and 2010, respectively

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries. The 2012 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $ 0.

On September 7, 2010, ING announced the need for administrative expense reductions across all U.S. operations. Due to the staff reductions, the Company incurred a charge of $3.8 for allocated pension curtailment benefits during the third quarter of 2010, which resulted in the acceleration of a loss related to unrecognized losses. In addition, the Company incurred allocated severance charges of $0.9 due to this action.

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
			(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$32,829	$32,061	$33,397	$10,109	$10,510	$20,140
Service cost	-	-	-	61	-	545
Interest cost	1,686	1,808	1,896	465	603	904
Contribution by plan participants	-	-	-	557	471	1,089
Actuarial (gain) loss	201	1,889	(268)	(755)	390	(3,940)
Benefits paid	(2,884)	(2,949)	(2,944)	(1,687)	(1,865)	(2,199)
Plan amendments	-	-	-	-	-	(6,884)
Curtailment	-	20	(20)	-	-	855
Benefit obligation at end of year	$31,832	$32,829	$32,061	$8,750	$10,109	$10,510

Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-	$-	$-
Employer contributions	2,884	2,949	2,944	1,130	1,394	1,110
Plan participants' contributions	-	-	-	557	471	1,089
Benefits paid	(2,884)	(2,949)	(2,944)	(1,687)	(1,865)	(2,199)
Fair value of plan assets at end of year	$-	$-	$-	$-	$-	$-

Benefit obligation	$(31,832)	$(32,829)	$(32,061)	$(8,750)	$(10,109)	$(10,510)
Unamortized prior service credit	(2)	(5)	(9)	(7,588)	(8,322)	(8,768)
Unrecognized net (loss) gains	9,959	10,818	10,017	(3,418)	(2,969)	(3,548)
Remaining net transition obligation	7,391	8,212	9,238	-	-	-
Total funded status	$(14,484)	$(13,804)	$(12,815)	$(19,756)	$(21,400)	$(22,826)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(31,832)	$(32,825)	$(32,057)	$(19,756)	$(21,400)	$(22,826)
Intangible assets	7,391	8,212	9,238	-	-	-
Unassigned surplus - minimum
pension liability	9,957	10,809	10,004	-	-	-
Net amount recognized	$(14,484)	$(13,804)	$(12,815)	$(19,756)	$(21,400)	$(22,826)

Component of net periodic benefit cost
Service cost	$-	$-	$-	$61	$-	$545
Interest cost	1,686	1,808	1,896	465	603	904
Amount of unrecognized gains (losses)	1,058	1,089	1,198	(307)	(189)	(75)
Amount of prior service cost recognized	(3)	(3)	(4)	(733)	(445)	(153)
Amortization of unrecognized transition
obligation to transition asset	821	835	1,005	-	-	-
Amount of recognized gain or (loss)
due to a settlement or curtailment	-	211	3,510	-	-	(408)
Total net periodic benefit cost	$3,562	$3,940	$7,605	$(514)	$(31)	$813

Benefit obligation for nonvested employees	$-	$-	$-	$-	$-	$-

Accumulated benefit obligation
for vested participants	$31,832	$32,829	$32,057	$8,750	$10,109	$10,510

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Weighted average discount rate	4.8%	5.5%	6.0%
Rate of increase in compensation level	3.0%	4.0%	3.0%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Weighted average discount rate	5.5%	6.0%	6.0%
Rate of increase in compensation level	4.0%	3.0%	1.5%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.5%, decreasing gradually to 5.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2011 by $0.2. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2010 by $0.1.

The Company expects to pay the following benefits in future years:

Year ending
December 31,	Benefits
(In Thousands)
2012	$3,857
2013	3,693
2014	3,466
2015	3,321
2016	3,113
Thereafter	14,268

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2012 future expected contribution is $ 3.9.

The measurement date used for postretirement benefits is December 31, 2011.

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/ Equal to 4%	Non - Guaranteed Separate Accounts	Total

	(In Thousands)
December 31, 2011
Premium, consideration or deposits for the year	$226	$156,174	$156,400

Reserves for separate accounts with assets at:
Fair value	$58,264	$1,773,674	$1,831,938
Amortized cost	-	-	-
Total reserves	$58,264	$1,773,674	$1,831,938

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$58,264	$-	$58,264
At market value	-	1,770,094	1,770,094
Subtotal	58,264	1,770,094	1,828,358
Not subject to discretionary withdrawal	-	3,580	3,580
Total separate account liabilities	$58,264	$1,773,674	$1,831,938

December 31, 2010
Premium, consideration or deposits for the year	$204	$184,269	$184,473

Reserves for separate accounts with assets at:
Fair value	$91,804	$2,088,000	$2,179,804
Amortized cost	-	-	-
Total reserves	$91,804	$2,088,000	$2,179,804

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$91,804	$-	$91,804
At market value	-	2,084,757	2,084,757
Subtotal	91,804	2,084,757	2,176,561
Not subject to discretionary withdrawal	-	3,243	3,243
Total separate account liabilities	$91,804	$2,088,000	$2,179,804

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2011 and 2010, the Company reported assets and liabilities from Individual Annuity, Group Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines into separate accounts.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2011:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$796,686	$-
Group Annuity	1,746	-
Individual Life	1,028,661	-
MVA	60,019	-
	$1,887,112	$-

The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2010:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$882,623	$-
Group Annuity	146,523	-
Individual Life	1,131,130	-
MVA	94,982	-
	$2,255,258	$-

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $45.1 and $44.8, respectively. To compensate the general account for the risk taken, the separate account paid $9.7 and $9.1 in risk charges for the year ended December 31, 2011 and 2010, respectively. Total separate account guarantees paid by the Company’s general account for the year ended December 31, 2011 and 2010, were $0.5 and $0.4, respectively.

The Company does not engage in securities lending transactions within its separate accounts.

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Pursuant to the policies and procedures, the Company is required to obtain approval and or otherwise notify the contract holders that assets backing their investments may be loaned in securities lending transactions.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$156,400	$184,473	$216,156
Transfers from separate accounts	(398,120)	(334,218)	(352,319)
Transfers as reported in the Statements of Operations	$(241,720)	$(149,745)	$(136,163)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2011 and 2010 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)
(In Thousands)
December 31, 2011
Separate Account Liability	$1,013,061
Gross amount of reserve	18,189
Reinsurance reserve credit	-

December 31, 2010
Separate Account Liability	$1,068,557
Gross amount of reserve	13,191
Reinsurance reserve credit	-

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2011 and 2010 was $1.9 billion and $2.3 billion, respectively.

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC
Directed Services, LLC
Furman Selz Investments, LLC
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING America Insurance Holdings, Inc.
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Services, LLC
ING Furman Selz (SBIC) Investments LLC
ING Institutional Plan Services, LLC
ING Insurance Services, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC
ING Investment Management Co. LLC
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments Distributor, LLC

ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pomona Holdings LLC
ING Realty Group LLC
ING USA Annuity and Life Insurance Company
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
Midwestern United Life Insurance Company
Pomona Management LLC
Rancho Mountain Properties, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Roaring River II, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Federal tax (benefit) expense on operations	$(1,283)	$31,403	$119,396
Federal tax benefit on capital gains and losses	(18,781)	(4,646)	(70,722)
Foreign tax expense	(1,092)	(1,330)	-
Total current tax (benefit) expense incurred	$(21,156)	$25,427	$48,674

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The December 31, 2011 and 2010 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit DTAs pursuant to paragraph 10.e of SSAP No. 10R for the year ended December 31, 2011. The current year election does not differ from the prior reporting period.

The net decrease in total deferred tax assets that were nonadmitted, including the tax valuation allowance, was $22.4 and $61.1 for December 31, 2011 and 2010, respectively.

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The increased amount by tax character of admitted adjusted gross deferred tax assets as result of the application of SSAP No. 10R is as follows:

	2011	2010	Change
	(In Thousands)
Ordinary
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	109,326	105,925	3,401
Paragraph 10.b.ii.	196,938	193,780	3,158
Paragraph 10.b. (lesser of b.i. or b.ii.)	109,326	105,925	3,401
Paragraph 10.c.	155,001	125,792	29,209
Total admitted from application of paragraph 10.a. - 10.c.	264,327	231,717	32,610
Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	193,556	199,967	(6,411)
Paragraph 10.e.ii.b.	295,406	290,671	4,735
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	193,556	199,967	(6,411)
Paragraph 10.e.iii.	155,001	125,792	29,209
Total admitted from application of paragraph 10.e.	$348,557	$325,759	$22,798
Capital
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	51,846	73,570	(21,724)
Paragraph 10.b.ii.	N/A	N/A	N/A
Paragraph 10.b. (lesser of b.i. or b.ii.)	51,846	73,570	(21,724)
Paragraph 10.c.	11,911	2,193	9,718
Total admitted from application of paragraph 10.a. - 10.c.	63,757	75,763	(12,006)

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	51,846	73,570	(21,724)
Paragraph 10.e.ii.b.	N/A	N/A	N/A
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	51,846	73,570	(21,724)
Paragraph 10.e.iii.	11,911	2,193	9,718
Total admitted from application of paragraph 10.e.	$63,757	$75,763	$(12,006)

Total
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	161,172	179,495	(18,323)
Paragraph 10.b.ii.	196,938	193,780	3,158
Paragraph 10.b. (lesser of b.i. or b.ii.)	161,172	179,495	(18,323)
Paragraph 10.c.	166,912	127,985	38,927
Total admitted from application of paragraph 10.a. - 10.c.	328,084	307,480	20,604

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	245,402	273,537	(28,135)
Paragraph 10.e.ii.b.	295,406	290,671	4,735
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	245,402	273,537	(28,135)
Paragraph 10.e.iii.	166,912	127,985	38,927
Total admitted from application of paragraph 10.e.	$412,314	$401,522	$10,792

The main components of deferred tax assets and deferred tax liabilities are as follows:

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		2011	2010	Change
		(In Thousands)
(1)	Deferred Tax Assets
	Ordinary:
	Discounting of unpaid losses	$403	$525	$(122)
	Unearned premium reserve	1,258	2,585	(1,327)
	Policyholder reserves	223,726	213,252	10,474
	Investments	123,535	73,333	50,202
	Deferred acquisition costs	126,888	119,977	6,911
	Policyholder dividends accrual	3,817	3,896	(79)
	Compensation and benefits accrual	24,235	26,156	(1,921)
	Pension accrual	25,325	32,311	(6,986)
	Nonadmitted assets and other surplus items	22,568	40,877	(18,309)
	Tax credit carry-forward	2,093	3,028	(935)
	Litigation Accruals	2,970	14,323	(11,353)
	Other	5,136	5,984	(848)
	Total gross deferred tax asset	561,954	536,247	25,707
	Valuation allowance adjustment	2,093	3,028	(935)
	Nonadmitted deferred tax asset	211,304	207,459	3,845
	Admitted ordinary deferred tax assets	$348,557	$325,760	$22,797
	Capital:
	Investments	$63,757	$101,060	$(37,303)
	Total gross deferred tax asset	63,757	101,060	(37,303)
	Valuation allowance adjustment	-	25,298	(25,298)
	Admitted capital deferred tax assets	$63,757	$75,762	$(12,005)

	Total admitted deferred tax assets	$412,314	$401,522	$10,792
(2)	Deferred Tax Liabilities
	Ordinary:
	Investments	$67,185	$49,140	$18,045
	Deferred and uncollected premiums	36,995	33,844	3,151
	Policyholder reserves	18,822	18,951	(129)
	Cost of Collection and Loading	21,470	21,470	-
	Other	1,728	2,386	(658)
	Total deferred tax liability	$146,200	$125,791	$20,409
	Capital:
	Investments	$20,712	$2,193	$18,519
	Total deferred tax liability	$20,712	$2,193	$18,519
	Total deferred tax liabilities	$166,912	$127,984	$38,928

(3)	Net deferred tax assets/liabilities	$245,402	$273,538	$(28,136)

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2011 and 2010 was $2.1 and $28.3, respectively. The net change in the total valuation allowance adjustment for the years ended December 31, 2011 and 2010 was a decrease of $26.2 and $52.0, respectively. The valuation allowance adjustment at 2011 relates to foreign tax credits and 2010 relates to capital losses and foreign tax credits. The valuation allowance is necessary because it is unlikely that the Company will be able to utilize foreign tax credits.

The change in net deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2011	2010	Change
		(In Thousands)
Net deferred tax asset	$458,798	$509,323	$(50,525)
Valuation allowance adjustment	(2,093)	(28,326)	26,233
Net adjusted deferred tax asset	456,705	480,997	(24,292)
Remove unrealized losses	(6,790)	4,872	(11,662)
Net tax effect without unrealized gains and losses	$463,495	$476,125	(12,630)

Remove other items in surplus:
Additional minimum pension liability			(298)
Current year change in nonadmitted assets			(28,476)
Unauthorized reinsurer			(1,665)
Other change in deferred taxes for rate reconciliation			9,866
			$7,943

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Below shows the calculations to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	2011	2010	Change
Ordinary
Adjusted gross DTAs (% of total adjusted
gross DTAs)	6.70%	6.00%	0.70%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	10.13%	9.10%	1.03%
Capital
Adjusted gross DTAs (% of total adjusted
gross DTAs)	8.31%	12.08%	-3.77%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	12.57%	18.32%	-5.75%
Total
Adjusted gross DTAs (% of total adjusted
gross DTAs)	15.01%	18.08%	-3.07%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	22.70%	27.42%	-4.72%

The Company has no unrecorded tax liabilities as of December 31, 2011.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		2011		2010		2009
			Effective		Effective		Effective
		Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
				(In Thousands)
Ordinary income (loss)		$(67,472)		$(118,105)		$223,958
Capital losses		(36,702)		(90,695)		(267,780)
Total pretax income (loss)		(104,174)		(208,800)		(43,822)
Expected tax expense (benefit) at 35% statutory rate		(36,461)	35.0%	(73,080)	35.0%	(15,338)	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(4,418)	4.2%	(4,227)	2.0%	(2,674)	6.1%
b.	Interest maintenance reserve	1,716	-1.6%	15,265	-7.3%	(31,966)	72.9%
c.	Reinsurance	51,451	-49.4%	128,995	-61.8%	23,051	-52.6%
d.	Settlement of IRS audit	2,732	-2.6%	(6,272)	3.0%	(19,719)	45.0%
e.	Return of capital	-	0.0%	-	0.0%	10,412	-23.8%
f.	Tax credits	(16,289)	15.6%	(15,455)	7.4%	(9,982)	22.8%
g.	Change in valuation allowance	(26,233)	25.2%	(51,972)	24.9%	80,298	-183.2%
h.	Other	(1,597)	1.5%	(32)	0.0%	(1,605)	3.7%
Total income tax reported		$(29,099)	27.9%	$(6,778)	3.2%	$32,477	-74.1%

Current income taxes (benefit) expenses incurred		$(21,156)	20.3%	$25,427	-12.2%	$48,674	-111.1%
Change in deferred income tax*		(7,943)	7.6%	(32,205)	15.4%	(16,197)	37.0%
Total income tax reported		$(29,099)	27.9%	$(6,778)	3.2%	$32,477	-74.1%
* excluding tax on unrealized gains (losses) and other surplus items

The Company's risk-based capital (“RBC”) level used for purposes of paragraph 10.d. is based on authorized control level RBC of $245.1 and total adjusted capital of $2,145.9.

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The amount of net admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the RBC calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	2011	2010	Change
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Net Admitted DTA:
Ordinary	$109,326	$105,925	$3,401
Capital	51,846	73,570	(21,724)
Total net admitted DTA	161,172	179,495	(18,323)
Admitted assets	20,695,387	20,717,403	(22,016)
Statutory surplus	2,020,090	1,984,104	35,986
Total adjusted capital	2,163,631	2,049,961	113,670

Increases Due to SSAP No. 10R, Paragraph 10.e.:
Net Admitted DTA:
Ordinary	$193,556	$199,968	$(6,412)
Capital	51,846	73,570	(21,724)
Total net admitted DTA	245,402	273,538	(28,136)
Admitted assets	20,779,617	20,811,446	(31,829)
Statutory surplus	2,104,320	2,078,147	26,173
Total adjusted capital	2,247,861	2,144,004	103,857

Increased Net Admitted DTA:	$84,230	$94,043	$(9,813)

As of December 31, 2011, there is no operating loss or tax credit carryforward available for tax purposes. The Company has a foreign tax credit carry forward of $2.1 offset by a full tax valuation allowance.

There are no amounts of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2011, 2010 and 2009.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2011.

Under the intercompany tax sharing agreement, the Company has a receivable from ING AIH, an affiliate, of $15.6 and $80.5 for federal income taxes as of December 31, 2011 and 2010, respectively.

57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company’s transferable and non-transferable state tax credit assets at December 31, 2011 and 2010 are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax Credit	State	Carrying Value	Remaining
		(In Thousands)
December 31, 2011
Estimated credit based on investment in
motion picture/film production credits	CT	$484	$501
Estimated credit based on investment in
low income housing investment	GA	1,668	1,445
Fixed credit at time of purchase	AL	1,253	1,649
Total State Tax Credits		$3,405	$3,595

December 31, 2010
Estimated credit based on investment in
motion picture/film production credits	CT	$938	$1,002
Estimated credit based on investment in
low income housing investment	GA	1,668	1,740
Total State Tax Credits		$2,606	$2,742

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2011.

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

		December 31
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$26,160	$7,625		$24,070
Additions for tax positions related to current year	-	-		188
Reductions for tax positions related to prior years	(3,537)	(8,214)		(16,741)
Additions for tax positions related to prior years	3,537	27,331		108
Settlements	(24,350)	(582)		-
Balance at end of year	$1,810	$26,160		$7,625

The Company had $1.8, $1.8 and $7.6 of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheet

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

and Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010.

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s return for tax year 2009. In first quarter of 2011, the Company increased its current tax expense and paid ING AIH $52.5 ($28.1 net of unrecognized tax benefits) to record the 2009 Audit Settlement.

The Company is currently under audit by the IRS for tax years 2010 through 2012 and it is expected that the examination of tax year 2010 will be finalized within the next twelve months. The timing of the payment of the unrecognized tax benefits of $1.8 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2010, 2011 and 2012.

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2011, ReliaStar Life Insurance Company of New York (“RNY”), Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”) and Roaring River II, LLC (“RRIILLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Common stock (cost - $833,015 in 2011 and $783,015 in 2010)	$281,525	$320,196

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2011	2010	2009
	(In Thousands)
Revenues	$688,705	$515,246	$1,242,243
Loss before net realized gains and losses	(526,680)	(91,110)	(454,811)
Net loss	(372,917)	(98,150)	(294,439)
Admitted assets	6,071,640	5,246,718	4,834,089
Liabilities	5,025,056	4,033,123	4,056,756

Asset and liability amounts for WWI, WWII, RRLLC and RRIILLC are included in the above table, however, the Company’s carrying amount for WWI, WWII, RRLLC and RRIILLC is zero.

The Company received no cash dividends from RNY during years ended December 31, 2011, 2010 and 2009.

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007. As of December 31, 2011 and 2010, WWI has no carrying value. The Company did not contribute capital to WWI during the years ended December 31, 2011, 2010 and 2009, respectively. The Company received cash dividends from WWI of $0.0, $50.0 and $0.0 during years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009, the Company ceded premium to WWI of $56.3, $58.4 and $82.9, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $487.7, $401.1 and $316.5, respectively. The amount of insurance in force ceded to WWI was $38.8 billion, $40.3 billion and $41.9 billion at December 31, 2011, 2010 and 2009, respectively.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007. As of December 31, 2011 and 2010, WWII has no carrying value. The Company contributed no capital to WWII during the years ended December 31, 2011, 2010 and 2009. The Company received cash dividends from WWII of $0.0, 60.0 and 0.0 during years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009, the Company ceded premium to WWII of $28.2, $32.3 and $34.2, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $334.7, $281.5, and $287.7, respectively. The amount of insurance in force ceded to WWII was $791.9, $795.0 and $801.5 at December 31, 2011, 2010 and 2009, respectively.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a Captive from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a special purpose life reinsurance captive (“Captive”) on January 1, 2008. As of December 31, 2011 and 2010, RRLLC has no carrying value. The Company contributed capital to RRLLC of $50.0 and $0.0 during the year ended December 31, 2011 and 2010, respectively. During 2011, 2010 and 2009, the Company ceded premium to RRLLC of $230.1, $(383.2) and $648.7, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $289.0, $204.0 and $487.5, respectively. The amount of insurance in force ceded to RRLLC was $107.8 billion, $71.7 billion and $139.3 billion at December 31, 2011, 2010 and 2009, respectively. During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its ING Re (UK) Limited subsidiary and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (“MVL”) as allowed by UK law. The

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

operations of ING Re (UK) Limited ceased during 2010 with a distribution of capital from ING Re (UK) Limited to the Company in the amount of $43.9 and $1.5 on November 11, 2009 and December 29, 2010, respectively. After the final distribution, the subsidiary was fully liquidated and had a carrying value of $0 as of December 31, 2010. The final liquidation meeting was held on February 10, 2011, and the liquidators subsequently filed their final report with the UK Registrar of Companies. The liquidation of ING Re (UK) Limited was thereafter given effect on May 21, 2011.

On March 29, 2010, the Company created RRIILLC under the laws of the State of Missouri. RRIILLC received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. On September 28, 2010, the Company made an initial capital contribution of $250.0 to RRIILLC which established a special deposit in the State of Missouri. As of December 31, 2011, RRIILLC has no carrying value. The Company contributed capital to RRIILLC of $0.0 and $217.8 during the years ended December 31, 2011 and 2010, respectively. During 2011 and 2010, the Company ceded premium to RRIILLC of $121.7 and $509.1, respectively. The amount of ceded reserves at December 31, 2011 and 2010 were $775.8 and $515.5, respectively. The amount of insurance in force ceded to RRLLC was $101.4 billion and $60.7 billion at December 31, 2011 and 2010, respectively.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $154.0, $262.3 and $463.4 for 2011, 2010 and 2009, respectively.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2011	2010	2009
	(In Thousands)
Premiums	$2,267,780	$2,928,711	$2,858,276
Benefits paid or provided	1,519,210	1,673,849	1,478,685
Policy and contract liabilities at year end	5,679,673	5,042,812	4,409,635

The amount of reinsurance credits taken for new agreements executed since January 1, 2011 to include policies or contracts that were in force or which had existing reserves established by the Company, were $18.8.

The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancelation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $3.0 and the total amount of reinsurance credits taken for these agreements is $2.7.

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred gain of $129.8, which is reflected in Capital and Surplus and is being amortized over the reinsurance period. The Company pays RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as the trustees and the Company as beneficiary in which the Company deposited $25.7 as of December 31, 2011.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2011, 2010 and 2009, interest paid totaled $3.7, $3.4 and $3.2, respectively. There is no accrued interest for the years ended December 31, 2011 and 2010.

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034 and is included in other invested assets on the balance sheet. Per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 0.834 as a multiple of the face amount for the year ended 2011. The carrying value of the surplus note at December 31, 2011 was $146.0. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2011, 2010 and 2009, interest paid was $11.1, $11.1 and $11.1, respectively.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY in 2009. The Company received capital contributions from Lion of $52.0 and $50.0 during 2011 and 2010, respectively. On February 18, 2011, Lion contributed $50.0 to the Company. The Company received permission from the Minnesota Department of Insurance to count this contribution as a receivable at December 31, 2010 per SSAP No. 72, Surplus and Quasi-reorganizations (“SSAP 72”). The Company paid dividends of $0.0, $221.0 and $0.0 to Lion during 2011, 2010 and 2009, respectively.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the RBC requirements.

63

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$13,363,097	$14,743,153	$12,458,400	$13,094,107
Preferred stocks	31,448	37,709	57,537	64,246
Unaffiliated common stocks	31,114	31,114	64,612	64,612
Mortgage loans	1,951,346	2,010,751	1,965,481	2,024,227
Derivatives
Forwards	4,144	4,144	2,766	2,765
Swaps	130,422	129,221	74,831	85,300
Options owned	877	877	2,259	2,259
Securities lending reinvested collateral	86,974	86,974	222,440	222,440
Contract loans	644,563	644,563	663,680	663,680
Cash, cash equivalents and
short term investments	674,075	674,075	604,431	604,431
Separate account assets	1,887,112	1,887,112	2,255,258	2,255,258
Liabilities:
Derivatives
Swaps	167,139	246,307	114,539	179,477
Forwards	114	114	254	254
Payable for securities lending	86,974	86,974	222,440	222,440

64

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.1% and 16.0 % over the total portfolio. Effective December 31, 2011, the Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2011 and December 31, 2010:

At December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$-	$2,580	$-	$2,580
Preferred stock	-	-	2,597	2,597
Common stock	29,356	-	1,758	31,114
Cash, cash equivalents and short-
term investments	471,735	-	-	471,735
Derivatives
Forwards	4,144	-	-	4,144
Interest rate swaps	-	129,388	-	129,388
Call options	-	-	877	877
Separate account assets	1,841,714	45,398	-	1,887,112
Total assets	$2,346,949	$177,366	$5,232	$2,529,547

Liabilities:
Derivatives
CDS buy	$-	$67	$-	$67
CDS sell	-	-	5,318	5,318
Forwards	-	114	-	114
Interest rate swaps	-	106,642	45,725	152,367
Total liabilities	$-	$106,823	$51,043	$157,866

The Company did not have any security transfers between Level 1 and Level 2 during 2011. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

At December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US Corporate, State and Municipal	$-	$9,072	$-	$9,072
Residential Mortgage Backed	-	1,856	7,112	8,968
Commercial Mortgage Backed	-	17,004	-	17,004
Other Asset Backed	-	-	2,394	2,394
Preferred stock	-	4,980	548	5,528
Common stock	53,768	-	10,844	64,612
Cash, cash equivalents and short-
term investments	340,305	-	-	340,305
Derivatives
Forwards	2,721	43	-	2,764
Options	-	-	2,259	2,259
Swaps	-	74,831	-	74,831
Separate account assets	2,181,547	73,711	-	2,255,258
Total assets	$2,578,341	$181,497	$23,157	$2,782,995

Liabilities:
Derivatives
Swaps	$-	$85,579	$28,201	$113,780
Forwards	21	233	-	254
Total liabilities	$21	$85,812	$28,201	$114,034

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Over the course of 2010 and 2011, price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011:

At December 31, 2011
	Bonds				Derivatives
			Preferred	Common
	RMBS/FX	ABS	Stock	Stock	Call Options CDS Sell		Swaps	Total
	(In Thousands)
Beginning balance	$7,112	$2,394	$548	$10,844	$2,259	$-	$(28,201)	$(5,044)
Transfers into Level 3	-	-	2,527	-	-	-	-	2,527
Transfers out of Level 3	(7,112)	(2,394)	(548)	(8,846)	-	-	-	(18,900)
Total gains (losses)
included in income	-	-	-	-	48	-	845	893
Total gains (losses)
included in surplus	-	-	70	(283)	-	(5,318)	(18,369)	(23,900)
Purchases	-	-	-	44	1,270	-	-	1,314
Issues	-	-	-	-	-	-	-	-
Sales	-	-	-	(1)	(2,701)	-	-	(2,702)
Settlements	-	-	-	-	-	-	-	-
Ending balance	$-	$-	$2,597	$1,758	$876	$(5,318)	$(45,725)	$(45,812)

The transfers out of Level 3 during the year ended December 31, 2011 in bonds are primarily due to the Company’s determination that the market for subprime residential mortgage-backed securities ("RMBS") has become sufficiently active. While the valuation methodology has not changed, the Company has concluded that frequency of transactions in the market for subprime RMBS securities constitute an active market and therefore are now classified as Level 2.

The remaining transfers in and out of Level 3 during the year ended December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010:

		At December 31, 2010
			Bonds				Derivatives
					Preferred	Common
			RMBS/FX	ABS	Stock	Stock	Call Options	Swaps	Total
						(In Thousands)
		Beginning balance	$7,686	$-	$2,527	$10,758	$3,035	$-	$24,006
		Transfers into Level 3	2,193	3,000	-	-	-	1,649	6,842
		Transfers out of Level 3	(2,077)	-	(2,000)	-	-	-	(4,077)
		Total gains (losses)
		included in income	(4,138)	-	-	(287)	2,327	-	(2,098)
		Total gains (losses)
		included in surplus	3,748	(606)	21	479	(424)	(29,850)	(26,632)
		Purchases	-	-	-	769	1,586	-	2,355
		Issues	-	-	-	-	-	-	-
		Sales	(300)	-	-	(875)	(4,265)	-	(5,440)
		Settlements	-	-	-	-	-	-	-
		Ending balance	$7,112	$2,394	$548	$10,844	$2,259	$(28,201)	$(5,044)

14	.	Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered in a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”), through December 18, 2023. The Company’s Board of Directors approved this transaction on April 25, 2002. The two affiliated life insurers were Security-Connecticut Life Insurance Company (“SCL”), which subsequently merged into the Company, and Security Life of Denver Insurance Company (“SLD”). The joint and several guarantees of the two remaining insurers are capped at $250.0. If SLDI were to default on its payment obligation, the Company would be required to make the payments on SLDI’s behalf. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. As of December 31, 2011, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded. The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $1.3. This liability will amortize over the life of the agreement as the guarantee obligation expires

Due to the ratings downgrade of the Company by Moody’s Inc. on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $337.2 and $300.5 as of December 31, 2011 and 2010, respectively, to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $244.3 and $64.3 at

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

December 31, 2011 and 2010, respectively. The Company is also committed to provide additional capital contributions for partnerships of $102.7 and $145.8 at December 31, 2011 and 2010, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING United States companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2011, 2010 and 2009, rent expense totaled $3.0, $2.6 and $4.7, respectively.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the Unites States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company took certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010 and 2011, the Company continued monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will continue to determine whether further actions are necessary.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the European Commission (“EC”) as part of the process to receive EC approval for the state aid granted to ING by the State of the Netherlands (the "Dutch State") in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the full credit risk transfer to the Dutch State of 80% of ING's Alt-A RMBS on March 31, 2009 (the "ING-Dutch State Transaction"). As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. In November 2009, the Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructuring Plan were approved by ING shareholders. As part of the Restructuring Plan, ING agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

In January 2010, ING lodged an appeal with the General Court of the European Union against specific elements of the EC’s decision regarding ING’s Restructuring Plan. In its appeal, ING contests the way the EC has calculated the amount of state aid ING received, and the disproportionality of the price leadership restrictions specifically, and the disproportionality of restructuring requirements in general. In July 2011, the appeal case was heard orally by the General Court of the European Union. By judgment of March 2, 2012, the Court partially annulled the EC’s decision of November 18, 2009, as a result of which a new decision has to be taken by the EC. Interested parties can file an appeal against the General Court’s judgment before the Court of Justice of the European Union within two months and ten days after the date of the General Court’s judgment.

On November 10, 2010, ING announced that, in connection with the Restructuring Plan, while the option of one global initial public offering (“IPO”) remains open, ING will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

On August 19, 2011, Fitch Ratings Ltd. (“Fitch”) revised the Company’s Rating Watch status to Evolving from Negative.

On November 17, 2011, S&P affirmed the “A” rating of the Company and revised the outlook to Stable from Negative based on de-risking and improving business fundamentals. On December 8, 2011, S&P downgraded the counterparty credit and insurance financial strength rating of the Company to “A-“ from “A” and revised the outlook to Watch Negative from Stable. On March 7, 2012, S&P affirmed the

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

counterparty credit and insurance financial strength rating of the Company at “A-“ and revised the outlook t Stale from Watch Negative.

On December 7, 2011, Moody’s downgraded the insurance financial strength rating of the Company to “A3” from “A2” and revised the outlook to Stable from Negative.

On December 14, 2011, A.M. Best affirmed the insurance financial strength rating of the Company at “A”, downgraded the issuer credit rating to “a” from “a+” and revised the outlook to Ratings Under Review with Negative Implications from Stable.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2011 and 2010.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and ING AIH can borrow up to 2% of the Company's admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.7, $0.6 and $0.7 for the years ended December 31, 2011, 2010, and 2009, respectively.

Through this reciprocal loan agreement, the Company borrowed $10.0 and repaid $10.0 in 2011 and borrowed $0 and repaid $0 in 2010. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.0, $0.6 and $0.5 during 2011, 2010 and 2009, respectively.

The Company is the beneficiary of letters of credit totaling $898.2; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services provided. Total fees under the agreement were approximately $32.9, $30.7 and $30.0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $259.1, $228.4 and $170.1 for the years ended December 31, 2011, 2010 and 2009, respectively.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $120.2 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $383.7 with this transaction having minimal impact to the income statement.

Fixed Maturity Asset Transfer: During the fourth quarter of 2010, the Company sold securities with a carrying value of $918.1 to its affiliate company, SLD. At the date of sale, the securities had a fair value of $972.1 and the Company recognized a gain of $54.0. Simultaneously, the Company purchased securities from SLD with a fair value of $888.9. This asset transfer was approved by the Minnesota Division of Insurance prior to execution.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $8.8 and $7.3 as of December 31, 2011 and 2010, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $8.3 and $6.7 as of December 31, 2011 and 2010, respectively, for future credits to premium taxes for assessments already paid and/or accrued.

77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table shows a reconciliation of assets recognized as of December 31, 2011 and 2010 (in thousands):

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2010	$6,733

Decreases current year:

Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	377

Increases current year:

Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	1,504
Premium tax offset generated due to accounting changes	373
Changes in premium tax offset capacity / other adjustments	54

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2011	$8,287

78

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2011	2010
	(In Thousands)
Balance at January 1	$427,337	$1,108,811
Less reinsurance recoverables	126,814	166,618
Net balance at January 1	300,523	942,193

Incurred related to:
Current year	16,146	29,405
Prior years	(83,546)	(666,337)
Total incurred	(67,400)	(636,932)

Paid related to:
Current year	9,642	21,342
Prior years	7,466	(16,605)
Total paid	17,108	4,737

Net balance at December 31	216,016	300,523
Plus reinsurance recoverables	123,143	126,814
Balance at December 31	$339,159	$427,337

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker's compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. The change in prior year incurred claims in 2011 reflects the impact of the Company’s group reinsurance transaction with RGA in 2010 not repeated in 2011, which is described in Note 11. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.8, $10.7, and $0 for December 31, 2011, 2010, and 2009, respectively. This represented 30.2%, 20.7%, and 0% of the total group life premiums written, net of reinsurance, for December 31, 2011, 2010, and 2009,

79

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

respectively. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2011, 2010 or 2009. No other net premiums written by the Company are subject to retrospective rating features.

20	.	Direct Premiums Written/Produced by Managing General Agents/Third Party
		Administrators

		Name of Managing			Type of	Type of	Total Direct
		General Agent or Third	FEIN	Exclusive	Business	Authority	Premiums
		Party Administrator	Number	Contract	Written	Granted	Written
							(In Thousands)
		Reliastar Record Keeping	41-0451140	Y	Group Annuity	P	$5,091
		Disability Reinsurance Mangement Services	01-0483086	N	Disability Income	C,CA,B,U	85,393

							$90,484

The aggregate amount of premiums written through managing general agents or third party administrators during 2011 is $90.5.

21. Subsequent Events

The Company is not aware of any other events occurring subsequent to December 31, 2011 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2011 through March 30, 2012, the date the statutory financial statements were available to be issued.

80

Form No. SAI.100207-12	Ed. April 2012

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2011 and 2010
		-	Statements of Operations - Statutory Basis for the years ended December 31,
2011, 2010 and 2009
		-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009
		-	Statements of Cash Flows - Statutory Basis for the years ended December 31,
2011, 2010 and 2009
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N
(“Registrant”) · Incorporated by reference to Initial Registration Statement on
Form N-4 (File No. 333-120636), as filed on November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate
Account One (“Registrant”) · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on November 5, 1999.
(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on April 7,
2011.
(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.3)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 23, 1996.
(4.4)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April
28, 1997.
(4.5)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.6)	Roth IRA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 20, 1998.
(4.7)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on December 23, 1998.
(4.8)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 23, 1999.
(4.9)	Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1999.

(4.10)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA)
(13076 7-99) · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25,
2001.
(4.11)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-
Qualified) (13077 7-99) · Incorporated by reference to Post-Effective Amendment
No. 11 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
April 25, 2001.
(4.12)	Endorsement 40087-08-05 to Contract 13077 7-99 · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File
No. 333-100208), as filed on April 17, 2006.
(4.13)	One Year Step Up Death Benefit Endorsement (13084 7-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.15)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-83772), as filed on July 30, 2002.
(4.16)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on October 24, 2002.
(4.17)	Roth 403(b) Endorsement (40109 09-05) · Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-100207), as filed on November 23, 2005.
(4.18)	Endorsement (40095 09-05) for use with Contract Form No. 13076 (AC-I-TSA) 7-
99 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on April 16,
2007.
(4.19)	Endorsement (40096 09-05) for use with Contract Form No. 13077 (AC-I-
IRA/NQ) 7-99 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April
16, 2007.
(4.20)	Waiver of Withdrawal Charge Endorsement (145914-07) to Flexible Premium
Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99) ·
Incorporated by reference to Post-Effective Amendment No. 16 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 14, 2008.
(4.21)	Endorsement 149468-09 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on April 15, 2009.

(4.22)	Endorsement 149854-08 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on April 15, 2009.
(4.23)	Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99
(4.24)	Endorsement 40034 01-04 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99
(4.25)	Endorsement 155297-10 to Contract 13077 7-99 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on December 3, 2010.
(4.26)	Endorsement 155571-10 to Contract 13077 7-99 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-100207), as filed on December 3 , 2010.
(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series) ·
Incorporated by reference to Post-Effective Amendment No. 9 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on November 5, 1999.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to the
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity Company,
ING Insurance Company of America, American Funds Insurance Series and
Capital Research and Management Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland
Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING American Equities, Inc., Directed Services,
Inc., American Funds Distributors, Inc. and Capital Research and Management
Company and amended on January 1, 2008 · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on July 17, 2003, and by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6 (File No. 333-153338), as filed on
November 14, 2008.

(8.3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.4)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund
II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V and amended on June 26, 2009 ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.5)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between
ReliaStar Life Insurance Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund and Variable Insurance Products Fund II · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(8.6)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC and amended on April 1, 2005 and April 1, 2006 · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on August 5, 2004, and by reference to Post-Effective
Amendment No. 47 (File No. 033-75962), as filed on November 21, 2006.
(8.7)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988),
as filed on August 5, 2004.
(8.8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.9)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Directed Services,
Inc. and amended on June 5, 2007 • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618),
as filed on February 1, 2007, and by reference to Pre-Effective Amendment No. 1
(File No. 333-139695), as filed on July 6, 2007.
(8.10)	Amendment No. 2 dated November 17, 2011 to Amended and Restated
Participation Agreement dated December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on June 5, 2007
· Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.11)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity
and Life Insurance Company and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.12)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 3, 2012.
(8.13)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.14)	Participation Agreement made and entered into as of April 30, 2003 among
ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-100207), as filed on February 20, 2004.

(8.15)	Participation Agreement dated December 6, 2001 by and among Portfolio
Partners, Inc. (renamed ING Partners, Inc. effective May 1, 2002), Aetna Life
Insurance and Annuity Company (renamed ING Life Insurance and Annuity
Company effective May 1, 2002), ReliaStar Life Insurance Company and Aetna
Investment Services, LLC (renamed ING Financial Advisers, LLC effective May
1, 2002) and amended on March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and April
28, 2006 · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October
24, 2002, and by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003, and by reference to Pre-Effective Amendment No. 2 (File No. 333-120636), as filed on
February 23, 2005, and by reference to Post-Effective Amendment No. 12 (File
No.333-100207), as filed on December 21, 2006.
(8.16)	Service Agreement with Investment Adviser effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company in connection with the sale of shares of ING Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.17)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners,
Inc. (renamed ING Partners, Inc. effective May 1, 2002) and amended on March
26, 2002, May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and
April 28, 2006 · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on November
24, 2003, and by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-92000), as filed on April 17, 2003, and by reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-6 (File No. 333-69431), as filed on March 1, 2007,and by reference to Post-
Effective Amendment No. 6 (File No. 333-120636), as filed on December 21,
2006.

(8.18)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. and amended on November 9, 1998,
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June
19, 2001 · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998, and by reference to Post-Effective
Amendment No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on
February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File
No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.19)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on
November 4, 1998, February 11, 2000, May 1, 2000 and June 26, 2001 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998, and by reference to Post-Effective Amendment
No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to
Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as
filed on April 13, 2004.
(8.20)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), ReliaStar Life Insurance
Company and ING Pilgrim Securities, Inc. (renamed ING Funds Distributor, LLC)
and amended on August 30, 2002 · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on April 26, 2002, and by reference to Post-Effective Amendment No. 4
(File No. 333-100207), as filed on April 22, 2003.
(8.21)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.

(8.22)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. and amended on October 15, 2002 (effective as of October 1,
2002) · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October
31, 2002.
(8.23)	Participation Agreement made and entered into as of May 1, 2002 among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds
Distributor, Inc. and amended on July 15, 2003 · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No.
333-47094), as filed on September 17, 2002, and by reference to Post-Effective
Amendment No. 18 to Registration Statement on Form N-6 (File No. 033-57244),
as filed on February 9, 2004.
(8.24)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and
ING Funds Distributions, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on October 31, 2002.
(8.25)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.26)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.27)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company and amended on April 30, 2009
(effective as of May 1, 2005) · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on October 26, 2001, and by reference to Post-Effective Amendment No.
56 (File No. 333-01107), as filed on December 18, 2009.

(8.28)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.29)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. and amended on December 1, 1998 and May 1, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997, and by reference to Post-Effective Amendment No. 7
(File No. 033-90474), as filed on April 23, 1999, and by reference to Post-
Effective Amendment No. 11 (File No. 033-90474), as filed on April 25, 2001.
(8.30)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8,
1997.
(8.31)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 1, 2007.
(8.32)	Novation of an Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment
No. 14 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 3, 2012.

(8.33)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC (renamed Allianz Global Investors
Distributors LLC) and amended on August 15, 2007 · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.34)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company and amended on August 15, 2007 · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.35)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company and amended on August 15,
2007 · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-
01107), as filed on May 23, 2008.
(8.36)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated
by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.37)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. and
amended on May 1, 2004 and August 15, 2007 · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 40 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008.

(8.38)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.39)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company and amended on
May 7, 2007 · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-
01107), as filed on August 18, 2008.
(8.40)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005.
(8.41)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Life Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760),
as filed on July 27, 2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands

Donald W. Britton	20 Washington Avenue South	Director and President
Minneapolis, Minnesota 55401

Mary (Maliz) E. Beams	One Orange Way	Director
Windsor, CT 06095-4774
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169

Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380

Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169

Chad M. Eslinger	2000 21st Avenue NW	Vice President and Chief Compliance
	Minot, ND 58703	Officer

Name	Principal Business Address	Positions and Offices with Depositor

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-147534), as filed with the Securities and Exchange
Commission on April 3, 2012.

Item 27. Number of Contract Owners

As of January 31, 2012, there were 42,239 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of
ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of
ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act),
(iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act) (v) ReliaStar Life Insurance Company of New
York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York
Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol Stern	4550 North Park Avenue	Director
Chevy Chase, MD 20815

Ida I. Colón-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William S. Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Underwriter

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Name		Principal Business Address	Positions and Offices with Underwriter
Terran Titus		One Orange Way	Vice President
Windsor, CT 06095-4774
S. Bradford Vaughan, Jr.		520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101
Judeen T. Wrinn		One Orange Way	Vice President
Windsor, CT 06095-4774
Nancy S. Stillman		One Orange Way	Assistant Vice President
Windsor, CT 06095-4774
Megan A. Huddleston		One Orange Way	Secretary
Windsor, CT 06095-4774
Tina M. Nelson		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Barry Eidex		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$5,854,292.77
Advisers, LLC

*			Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-100207) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 11th day of April, 2012.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

	By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Donald W. Britton*	Director and President			)
Donald W. Britton	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman			) April
Patrick G. Flynn			)	11, 2012
)
Mary (Maliz) E. Beams*	Director			)
Mary (Maliz) E. Beams				)
)
Alain M. Karaoglan*	Director			)
Alain M. Karaoglan				)
)
Robert G. Leary*	Director			)
Robert G. Leary				)
)

	Rodney O. Martin*	Director	)
	Rodney O. Martin		)
)
	Michael S. Smith*	Director	)
	Michael S. Smith		)
)
	Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
	Ewout L. Steenbergen	Officer	)
)
	Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
	Steven T. Pierson		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		SEPARATE ACCOUNT N
		EXHIBIT INDEX
Exhibit No.		Exhibit
24(b)	(4.23)	Endorsement 03905 01-02 to the Flexible Premium Individual
		Deferred Annuity Contract (Retail Series - TSA) Form No. 13076
		7-99	________

24(b)	(4.24)	Endorsement 40034 01-04 to the Flexible Premium Individual
		Deferred Annuity Contract (Retail Series - TSA) Form No. 13076
		7-99	________

24	(b)(9)	Consent and Opinion of Counsel	________

24(b)	(10)	Consent of Independent Registered Public Accounting Firm	________

24(b)	(13)	Powers of Attorney	________